UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds — 79.4%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 1.9%
BorgWarner, Inc.
	3.500% 04/15/12	2,880,000	3,700,800
TRW Automotive, Inc.
	3.500% 12/01/15 (a)	3,000,000	3,656,250
Auto Components Total			7,357,050
Automobiles — 0.9%
Ford Motor Co.
	4.250% 11/15/16	2,400,000	3,372,000
Automobile Total			3,372,000
Diversified Consumer Services — 1.1%
Coinstar, Inc.
	4.000% 09/01/14	3,052,000	4,543,665
Diversified Consumer Services Total			4,543,665
Hotels, Restaurants & Leisure — 1.3%
MGM Mirage
	4.250% 04/15/15 (a)	5,500,000	5,046,250
Hotels, Restaurants & Leisure Total			5,046,250
Household Durables — 1.0%
DR Horton, Inc.
	2.000% 05/15/14	1,900,000	2,132,750
Lennar Corp.
	2.000% 12/01/20 (a)	2,250,000	2,109,375
Household Durables Total			4,242,125
Internet & Catalog Retail — 0.7%
priceline.com, Inc.
	1.250% 03/15/15 (a)	3,000,000	2,790,000
Internet & Catalog Retail Total			2,790,000
Media — 1.6%
Interpublic Group of Companies, Inc.
	4.250% 03/15/23	4,290,000	4,472,325
Liberty Global, Inc.
	4.500% 11/15/16 (a)	1,750,000	1,997,187
Media Total			6,469,512
Specialty Retail — 1.5%
Best Buy Co., Inc.
	2.250% 01/15/22	2,425,000	2,643,250

1

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER DISCRETIONARY — (continued)
Charming Shoppes, Inc.
	1.125% 05/01/14	4,000,000	3,135,000
Specialty Retail Total			5,778,250
CONSUMER DISCRETIONARY TOTAL			39,598,852
CONSUMER STAPLES — 1.4%
Food Products — 0.6%
Smithfield Foods, Inc.
	4.000% 06/30/13	2,500,000	2,543,750
Food Products Total			2,543,750
Tobacco — 0.8%
Vector Group Ltd.
	3.875% 06/15/26 (b)	2,900,000	3,103,000
Tobacco Total			3,103,000
CONSUMER STAPLES TOTAL			5,646,750
ENERGY — 7.4%
Energy Equipment & Services — 2.8%
Cameron International Corp.
	2.500% 06/15/26	2,940,000	3,450,825
Exterran Holdings, Inc.
	4.250% 06/15/14	1,530,000	1,931,625
Hornbeck Offshore Services, Inc.
	1.625% 11/15/26 (a)(c) (1.375% 11/15/13)	5,000,000	3,975,000
	1.625% 11/15/26 (c) (1.375% 11/15/13)	2,030,000	1,613,850
Energy Equipment & Services Total			10,971,300
Oil, Gas & Consumable Fuels — 4.6%
Alpha Natural Resources, Inc.
	2.375% 04/15/15	3,000,000	2,992,500
Chesapeake Energy Corp.
	2.750% 11/15/35	4,360,000	3,885,850
International Coal Group, Inc.
	4.000% 04/01/17	2,850,000	2,785,875
Massey Energy Co.
	3.250% 08/01/15	2,500,000	2,068,750

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
ENERGY — (continued)
SM Energy Co.
	3.500% 04/01/27	6,200,000	6,634,000
Oil, Gas & Consumable Fuels Total			18,366,975
ENERGY TOTAL			29,338,275
FINANCIALS — 7.6%
Capital Markets — 0.5%
Janus Capital Group, Inc.
	3.250% 07/15/14	1,950,000	2,108,438
Capital Markets Total			2,108,438
Consumer Finance — 1.1%
Dollar Financial Corp.
	3.000% 04/01/28	4,477,000	4,135,629
Consumer Finance Total			4,135,629
Real Estate Investment Trusts (REITs) — 3.9%
BioMed Realty LP
	3.750% 01/15/30 (a)	5,500,000	5,885,000
Boston Properties LP
	3.750% 05/15/36	3,893,000	4,038,987
Digital Realty Trust LP
	5.500% 04/15/29 (a)	4,000,000	5,595,000
Real Estate Investment Trusts (REITs) Total			15,518,987
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.
	5.000% 05/01/17	5,700,000	5,892,375
PMI Group, Inc.
	4.500% 04/15/20	2,600,000	2,252,250
Thrifts & Mortgage Finance Total			8,144,625
FINANCIALS TOTAL			29,907,679
HEALTH CARE — 17.7%
Biotechnology — 5.7%
Amylin Pharmaceuticals, Inc.
	3.000% 06/15/14	3,600,000	2,961,000
BioMarin Pharmaceuticals, Inc.
	1.875% 04/23/17	1,925,000	2,115,094
Gilead Sciences, Inc.
	0.500% 05/01/11	7,140,000	7,505,925
Invitrogen Corp.
	3.250% 06/15/25	8,536,000	9,763,050
Biotechnology Total			22,345,069
Health Care Equipment & Supplies — 3.8%
Fisher Scientific International, Inc.
	3.250% 03/01/24	6,377,000	8,473,439

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Medtronic, Inc.
	1.625% 04/15/13	6,400,000	6,488,000
Health Care Equipment & Supplies Total			14,961,439
Health Care Providers & Services — 0.5%
Omnicare, Inc.
	3.250% 12/15/35	2,500,000	2,053,125
Health Care Providers & Services Total			2,053,125
Health Care Technology — 1.3%
Inverness Medical Innovations, Inc.
	3.000% 05/15/16 (a)	5,100,000	5,131,875
Health Care Technology Total			5,131,875
Pharmaceuticals — 6.4%
Allergan, Inc.
	1.500% 04/01/26 (a)	4,180,000	4,603,225
	1.500% 04/01/26	2,035,000	2,241,044
Biovail Corp.
	5.375% 08/01/14 (a)	2,325,000	2,766,750
Charles River Laboratories International, Inc.
	2.250% 06/15/13	2,750,000	2,581,562
Mylan, Inc.
	1.250% 03/15/12	10,514,000	10,934,560
Salix Pharmaceuticals Ltd.
	2.750% 05/15/15	2,000,000	2,013,600
Pharmaceuticals Total			25,140,741
HEALTH CARE TOTAL			69,632,249
INDUSTRIALS — 11.0%
Aerospace & Defense — 0.7%
L-3 Communications Corp.
	3.000% 08/01/35	2,850,000	2,882,062
Aerospace & Defense Total			2,882,062
Airlines — 2.1%
AirTran Holdings, Inc.
	5.250% 11/01/16	1,900,000	2,196,875
UAL Corp.
	4.500% 06/30/21	6,200,000	6,091,500
Airlines Total			8,288,375

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.7%
Covanta Holding Corp.
	3.250% 06/01/14 (a)	2,500,000	2,553,125
Commercial Services & Supplies Total			2,553,125
Construction Materials — 0.8%
Cemex SAB de CV
	4.875% 03/15/15 (a)	3,000,000	3,138,750
Construction Materials Total			3,138,750
Containers & Packaging — 1.1%
Owens-Brockway Glass Container, Inc.
	3.000% 06/01/15 (a)	4,500,000	4,342,500
Containers & Packaging Total			4,342,500
Electrical Equipment — 1.0%
General Cable Corp.
	4.500% 11/15/29 (c) (2.250% 11/15/19)	3,700,000	3,908,125
Electrical Equipment Total			3,908,125
Machinery — 3.9%
Barnes Group, Inc.
	3.750% 08/01/25	2,800,000	2,908,500
Ingersoll-Rand Global Holding Co. Ltd.
	4.500% 04/15/12	950,000	1,999,750
Navistar International Corp.
	3.000% 10/15/14	5,700,000	7,039,500
Trinity Industries, Inc.
	3.875% 06/01/36	4,220,000	3,470,950
Machinery Total			15,418,700
Marine — 0.7%
DryShips, Inc.
	5.000% 12/01/14	3,300,000	2,924,625
Marine Total			2,924,625
INDUSTRIALS TOTAL			43,456,262
INFORMATION TECHNOLOGY — 18.2%
Communications Equipment — 1.6%
Arris Group, Inc.
	2.000% 11/15/26	3,585,000	3,405,750
CommScope, Inc.
	3.250% 07/01/15	2,450,000	2,979,812
Communications Equipment Total			6,385,562
Computers & Peripherals — 3.2%
EMC Corp.
	1.750% 12/01/11	6,370,000	7,827,137
	1.750% 12/01/13	3,750,000	4,785,938
Computers & Peripherals Total			12,613,075

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 2.5%
Akamai Technologies, Inc.
	1.000% 12/15/33	860,000	2,206,975
Digital River, Inc.
	1.250% 01/01/24	1,900,000	1,919,000
Equinix, Inc.
	2.500% 04/15/12	3,540,000	3,681,600
Telvent GIT SA
	5.500% 04/15/15 (a)	2,000,000	1,932,500
Internet Software & Services Total			9,740,075
IT Services — 1.0%
DST Systems, Inc.
	4.125% 08/15/23 (b)	4,150,000	4,072,188
IT Services Total			4,072,188
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.
	6.000% 05/01/15	8,480,000	8,225,600
Intel Corp.
	3.250% 08/01/39 (a)	3,500,000	4,204,375
Micron Technology, Inc.
	1.875% 06/01/14	6,560,000	5,871,200
ON Semiconductor Corp.
	2.625% 12/15/26	4,145,000	4,098,369
Xilinx, Inc.
	3.125% 03/15/37	1,860,000	1,643,775
Semiconductors & Semiconductor Equipment Total			24,043,319
Software — 3.8%
Informatica Corp.
	3.000% 03/15/26	1,650,000	2,211,000
Nuance Communications, Inc.
	2.750% 08/15/27	1,925,000	2,098,250
Rovi Corp.
	2.625% 02/15/40 (a)	3,500,000	3,535,000
Salesforce.com, Inc.
	0.750% 01/15/15 (a)	4,600,000	5,238,250

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
Take-Two Interactive Software, Inc.
	4.375% 06/01/14	1,450,000	1,814,312
Software Total			14,896,812
INFORMATION TECHNOLOGY TOTAL			71,751,031
MATERIALS — 3.4%
Metals & Mining — 3.4%
Kinross Gold Corp.
	1.750% 03/15/28 (a)	1,100,000	1,072,500
	1.750% 03/15/28	700,000	682,500
Newmont Mining Corp.
	3.000% 02/15/12	3,000,000	3,885,000
Steel Dynamics, Inc.
	5.125% 06/15/14	3,200,000	3,596,000
Sterlite Industries India Ltd.
	4.000% 10/30/14	4,500,000	4,066,875
Metals & Mining Total			13,302,875
MATERIALS TOTAL			13,302,875
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.1%
Qwest Communications International, Inc.
	3.500% 11/15/25	3,850,000	4,259,063
Diversified Telecommunication Services Total			4,259,063
Wireless Telecommunication Services — 0.5%
Leap Wireless International, Inc.
	4.500% 07/15/14	2,400,000	2,013,000
Wireless Telecommunication Services Total			2,013,000
TELECOMMUNICATION SERVICES TOTAL			6,272,063
UTILITIES — 1.1%
Multi-Utilities — 1.1%
CMS Energy Corp.
	5.500% 06/15/29	3,650,000	4,220,313
Multi-Utilities Total			4,220,313
UTILITIES TOTAL			4,220,313

	Total Convertible Bonds (cost of $303,779,005)		313,126,349

7

	Shares	Value ($)
Convertible Preferred Stocks — 19.4%
CONSUMER DISCRETIONARY — 1.9%
Automobiles — 1.9%
Ford Motor Co. Capital Trust II, 6.500%	167,000	7,593,490
Automobiles Total		7,593,490
CONSUMER DISCRETIONARY TOTAL		7,593,490
CONSUMER STAPLES — 1.7%
Food Products — 1.7%
Deutsche Bank AG, 7.250% (a)(d)	90,000	3,005,100
Dole Food Automatic Common Exchange Security Trust, 7.000% (a)	390,000	3,759,834
Food Products Total		6,764,934
CONSUMER STAPLES TOTAL		6,764,934
ENERGY — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
El Paso Corp., 4.990% (a)	4,000	3,945,000
Oil, Gas & Consumable Fuels Total		3,945,000
ENERGY TOTAL		3,945,000
FINANCIALS — 8.6%
Commercial Banks — 1.0%
Fifth Third Bancorp., 8.500%	30,000	3,960,000
Commercial Banks Total		3,960,000
Diversified Financial Services — 5.0%
Bank of America Corp., 7.250%	6,725	6,220,692
Citigroup, Inc., 7.500%	99,600	11,916,144
Omnicare Capital Trust II, 4.000%	45,000	1,687,500
Diversified Financial Services Total		19,824,336
Insurance — 2.1%
American International Group, Inc., 8.500%	452,500	4,217,300
Hartford Financial Services Group, Inc., 7.250%	165,000	3,928,650
Insurance Total		8,145,950

8

	Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	90,000	2,024,100
Real Estate Investment Trusts (REITs) Total		2,024,100
FINANCIALS TOTAL		33,954,386
HEALTH CARE — 1.3%
Biotechnology — 1.3%
Deutsche Bank AG, 7.200% (a)(d)	102,000	4,949,040
Biotechnology Total		4,949,040
HEALTH CARE TOTAL		4,949,040
INDUSTRIALS — 1.2%
Aerospace & Defense — 1.2%
Deutsche Bank AG, 7.200% (a)(d)	229,000	4,740,529
Aerospace & Defense Total		4,740,529
INDUSTRIALS TOTAL		4,740,529
INFORMATION TECHNOLOGY — 1.7%
Internet Software & Services — 1.7%
Goldman Sachs Group, Inc., 1.000% (a)	183,130	6,557,336
Internet Software & Services Total		6,557,336
INFORMATION TECHNOLOGY TOTAL		6,557,336
MATERIALS — 1.2%
Metals & Mining — 1.2%
Vale Capital Ltd., 5.500%	96,000	4,894,080
Metals & Mining Total		4,894,080
MATERIALS TOTAL		4,894,080
UTILITIES — 0.8%
Electric Utilities — 0.8%
Great Plains Energy, Inc., 12.000%	51,500	3,090,000
Electric Utilities Total		3,090,000
UTILITIES TOTAL		3,090,000

Total Convertible Preferred Stocks (cost of $81,119,784)		76,488,795

9

	Shares	Value ($)
Common Stocks — 0.4%
FINANCIALS — 0.0%
Insurance — 0.0%
MetLife, Inc.	2	81
Insurance Total		81
FINANCIALS TOTAL		81
MATERIALS — 0.4%
Chemicals — 0.4%
Monsanto Co.	31,054	1,579,717
Chemicals Total		1,579,717
MATERIALS TOTAL		1,579,717

Total Common Stocks (cost of $2,543,291)		1,579,798

	Par ($)
Short-Term Obligation — 1.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 01/28/13, market value $7,200,175 (repurchase proceeds $7,056,110)	7,056,000	7,056,000

Total Short-Term Obligation (cost of $7,056,000)		7,056,000

Total Investments — 101.0% (cost of $394,498,080)(e)(f)		398,250,942

Other Assets & Liabilities, Net — (1.0)%		(3,772,304)

Net Assets — 100.0%		394,478,638

10

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosures of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

11

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Convertible Bonds	$—	$313,126,349	$—	$313,126,349
Convertible Preferred Stocks
Consumer Discretionary	7,593,490	—	—	7,593,490
Consumer Staples	—	6,764,934	4,740,529	11,505,463
Energy	—	3,945,000	—	3,945,000
Financials	33,954,386	—	—	33,954,386
Health Care	—	—	4,949,040	4,949,040
Information Technology	—	6,557,336	—	6,557,336
Materials	4,894,080	—	—	4,894,080
Utilities	3,090,000	—	—	3,090,000
Total Convertible Preferred Stocks	49,531,956	17,267,270	9,689,569	76,488,795
Total Common Stocks	1,579,798	—	—	1,579,798
Total Short-Term Obligation	—	7,056,000	—	7,056,000
Total Investments	$51,111,754	$337,449,619	$9,689,569	$398,250,942

The following table reconciles asset balances for the three month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010

Convertible Bonds	$4,789,500	$—	$—	$210,500	$—	$(4,815,005)	$—	$—	$—

Convertible Preferred Stocks	4,440,770	—	—	591,467	—	(3,954,850)	9,657,380	—	9,689,569

Total	$9,230,270	$—	$(1,230,193)	$801,967	$—	$(8,769,855)	$9,657,380	$—	$9,689,569

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $591,467.

The following table shows transfers between Level 2 and Level 3 of the fair value hierarchy:

Transfers In		Transfers Out
Level 2	Level 3	Level 2	Level 3
$—	$4,949,040	$4,949,040	$—

Financial assets were transferred from Level 2 to Level 3 due to pricing services methodology change from pricing the security based upon market data for comparable securities to the reliance upon a single broker quote.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities, which are not illiquid, amounted to $96,529,751, which represents 24.5% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2010.
(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(d)	Zero coupon bond.
(e)	Cost for federal income tax purposes is $394,498,080.
(f)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$23,799,310	$(20,046,448)	$3,752,862

12

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Global Value Fund

	Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 2.7%
Automobiles — 0.6%
Toyota Motor Corp.	7,000	256,488
Automobiles Total		256,488
Multiline Retail — 2.1%
Marks & Spencer Group PLC	191,019	974,499
Multiline Retail Total		974,499
CONSUMER DISCRETIONARY TOTAL		1,230,987
CONSUMER STAPLES — 12.2%
Food & Staples Retailing — 9.1%
Carrefour SA	18,500	764,148
Koninklijke Ahold NV	76,660	965,064
Safeway, Inc.	54,000	1,195,560
Seven & I Holdings Co., Ltd.	12,800	293,753
SUPERVALU, Inc.	23,186	312,315
Wm. Morrison Supermarkets PLC	177,232	675,999
Food & Staples Retailing Total		4,206,839
Food Products — 3.1%
Sara Lee Corp.	47,560	673,925
Unilever NV	26,700	728,522
Food Products Total		1,402,447
CONSUMER STAPLES TOTAL		5,609,286
ENERGY — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
ENI SpA	24,200	454,442
Valero Energy Corp.	30,200	564,136
Oil, Gas & Consumable Fuels Total		1,018,578
ENERGY TOTAL		1,018,578
FINANCIALS — 21.7%
Commercial Banks — 10.9%
Fifth Third Bancorp.	36,825	478,357
Intesa Sanpaolo SpA	142,178	371,550
Mitsubishi UFJ Financial Group, Inc.	197,500	959,391
Mizuho Financial Group, Inc.	506,900	914,331
PNC Financial Services Group, Inc.	11,903	746,913
Sumitomo Mitsui Financial Group, Inc.	28,300	841,203
Wells Fargo & Co.	25,159	721,812
Commercial Banks Total		5,033,557
Diversified Financial Services — 4.2%
Bank of America Corp. (a)	71,524	1,125,788

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Citigroup, Inc. (b)	198,769	787,125
Diversified Financial Services Total		1,912,913
Insurance — 6.6%
Aegon NV (b)	178,682	1,013,963
MS & AD Insurance Group Holdings	40,700	993,073
Tokio Marine Holdings, Inc.	37,300	1,033,955
Insurance Total		3,040,991
FINANCIALS TOTAL		9,987,461
HEALTH CARE — 16.3%
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. (b)	112,473	680,462
Health Care Equipment & Supplies Total		680,462
Health Care Providers & Services — 0.7%
Tenet Healthcare Corp. (b)	59,100	338,052
Health Care Providers & Services Total		338,052
Pharmaceuticals — 14.1%
AstraZeneca PLC	25,500	1,067,861
Bristol-Myers Squibb Co.	30,592	710,040
Daiichi Sankyo Co., Ltd.	47,100	815,744
GlaxoSmithKline PLC	73,020	1,220,410
Pfizer, Inc.	100,800	1,535,184
Sanofi-Aventis SA	18,849	1,129,492
Pharmaceuticals Total		6,478,731
HEALTH CARE TOTAL		7,497,245
INDUSTRIALS — 1.1%
Industrial Conglomerates — 1.1%
General Electric Co.	30,040	491,154
Industrial Conglomerates Total		491,154
INDUSTRIALS TOTAL		491,154
INFORMATION TECHNOLOGY — 18.3%
Communications Equipment — 5.3%
Alcatel-Lucent (b)	250,100	642,935
Motorola, Inc. (b)	93,600	641,160
Telefonaktiebolaget LM Ericsson, Class B	113,689	1,144,824
Communications Equipment Total		2,428,919
Computers & Peripherals — 2.5%
Dell, Inc. (b)	87,150	1,161,709
Computers & Peripherals Total		1,161,709

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.6%
FUJIFILM Holdings Corp.	25,300	744,785
Electronic Equipment, Instruments & Components Total		744,785
Office Electronics — 2.0%
Xerox Corp.	97,300	905,863
Office Electronics Total		905,863
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	48,459	1,037,992
STMicroelectronics NV	112,500	876,177
Semiconductors & Semiconductor Equipment Total		1,914,169
Software — 2.8%
Microsoft Corp.	50,400	1,300,320
Software Total		1,300,320
INFORMATION TECHNOLOGY TOTAL		8,455,765
MATERIALS — 4.3%
Chemicals — 4.3%
Akzo Nobel NV	16,700	848,762
Dow Chemical Co.	43,000	1,157,130
Chemicals Total		2,005,892
MATERIALS TOTAL		2,005,892
TELECOMMUNICATION SERVICES — 20.7%
Diversified Telecommunication Services — 20.7%
AT&T, Inc.	62,827	1,526,696
Brasil Telecom SA, ADR (Ordinary) (b)	11,568	94,163
Brasil Telecom SA, ADR (Preference) (b)	15,672	286,327
Deutsche Telekom AG, Registered Shares	138,403	1,551,495
Nippon Telegraph & Telephone Corp.	43,000	1,761,012
Tele Norte Leste Participacoes SA, ADR	14,700	227,115
Telecom Italia SpA	832,893	987,419
Telecom Italia SpA, Savings Shares	565,300	523,982
Telefonica SA	42,374	811,728
Telefonos de Mexico SA de CV, ADR, Class L	23,700	333,459
Verizon Communications, Inc.	52,800	1,453,056
Diversified Telecommunication Services Total		9,556,452
TELECOMMUNICATION SERVICES TOTAL		9,556,452

Total Common Stocks (cost of $63,108,809)		45,852,820

3

Total Investments — 99.5% (cost of $63,108,809)(c)(d)	$45,852,820

Other Assets & Liabilities, Net — 0.5%	229,379

Net Assets — 100.0%	$46,082,199

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•        Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$1,230,987	$—	$1,230,987
Consumer Staples	2,181,800	3,427,486	—	5,609,286
Energy	564,136	454,442	—	1,018,578
Financials	3,859,995	6,127,466	—	9,987,461
Health Care	3,263,738	4,233,507	—	7,497,245
Industrials	491,154	—	—	491,154
Information Technology	5,047,044	3,408,721	—	8,455,765
Materials	1,157,130	848,762	—	2,005,892
Telecommunication Services	3,920,816	5,635,636	—	9,556,452
Total Common Stocks	20,485,813	25,367,007	—	45,852,820
Total Investments	$20,485,813	$25,367,007	$—	$45,852,820

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Investments in affiliates during the three months ended May 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period

Bank of America Corp.	$1,191,590	$—	$—	$715	$—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from March 1, 2010 through April 30, 2010.

(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $63,108,809.
(d)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

5

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,042,851	$(23,298,840)	$(17,255,989)

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.0%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,548,919,699

	Total Investments — 100.0%	1,548,919,699

	Other Assets & Liabilities, Net — (0.0)%	(674,931)

	Net Assets — 100.0%	1,548,244,768

	*

The investment portfolio of the Columbia International Value Master Portfolio is included below.  Columbia International Value Fund invests only in Columbia International Value Master Portfolio.  At May 31, 2010, Columbia International Value Fund owned 87.7% of Columbia International Value Master Portfolio.

1

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 8.4%
Automobiles — 2.2%
Nissan Motor Co., Ltd. (a)	1,330,900	9,697,861
Renault SA (a)	125,200	4,522,597
Toyota Motor Corp.	664,900	23,932,752
Automobiles Total		38,153,210
Household Durables — 1.6%
Sony Corp.	897,900	27,747,450
Household Durables Total		27,747,450
Media — 1.8%
British Sky Broadcasting Group PLC	1,083,100	9,063,203
ITV PLC (a)	27,185,276	22,076,806
Media Total		31,140,009
Multiline Retail — 1.4%
Marks & Spencer Group PLC, ADR	2,485,740	25,424,149
Multiline Retail Total		25,424,149
Specialty Retail — 1.4%
Kingfisher PLC	7,819,700	25,412,463
Specialty Retail Total		25,412,463
CONSUMER DISCRETIONARY TOTAL		147,877,281
CONSUMER STAPLES — 10.8%
Food & Staples Retailing — 7.9%
Carrefour SA	891,160	36,929,409
J Sainsbury PLC	4,965,329	23,371,346
Koninklijke Ahold NV	2,496,732	31,428,946
Seven & I Holdings Co., Ltd.	1,041,300	23,985,610
Wm. Morrison Supermarkets PLC	6,214,365	23,851,750
Food & Staples Retailing Total		139,567,061
Food Products — 1.7%
Unilever NV	1,105,149	30,363,811
Food Products Total		30,363,811
Tobacco — 1.2%
Japan Tobacco, Inc.	6,829	21,403,154
Tobacco Total		21,403,154
CONSUMER STAPLES TOTAL		191,334,026
ENERGY — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
BP PLC	3,064,170	22,025,878
ENI SpA	1,771,347	33,098,259
Petroleo Brasileiro SA, ADR	170,243	5,272,426

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	702,481	32,582,118
Oil, Gas & Consumable Fuels Total		92,978,681
ENERGY TOTAL		92,978,681
FINANCIALS — 18.6%
Capital Markets — 1.2%
Deutsche Bank AG, Registered Shares	132,250	7,867,814
UBS AG, Registered Shares (a)	975,930	13,113,730
Capital Markets Total		20,981,544
Commercial Banks — 9.5%
Barclays PLC	4,818,407	21,356,809
Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,105,778
Credit Agricole SA	956,132	10,433,788
HSBC Holdings PLC	983,039	8,965,670
Intesa Sanpaolo SpA	8,435,186	22,527,468
Mitsubishi UFJ Financial Group, Inc.	4,958,431	23,996,357
Mizuho Financial Group, Inc.	11,539,600	20,768,114
Natixis (a)	3,977,546	17,656,338
San-In Godo Bank Ltd.	233,000	1,659,446
Sumitomo Mitsui Financial Group, Inc.	781,042	23,167,698
UniCredit SpA	3,651,500	7,810,493
Yamaguchi Financial Group, Inc.	425,000	4,071,605
Commercial Banks Total		167,519,564
Consumer Finance — 0.1%
Takefuji Corp.	340,590	1,001,680
Consumer Finance Total		1,001,680
Insurance — 7.8%
Aegon NV (a)	5,311,757	30,278,421
MS & AD Insurance Group Holdings	1,373,000	33,886,167
NKSJ Holdings, Inc. (a)	2,857,900	17,782,489
Swiss Reinsurance Co., Ltd., Registered Shares	539,900	22,063,143
Tokio Marine Holdings, Inc.	1,021,900	28,585,164
XL Capital Ltd., Class A	354,150	6,236,582
Insurance Total		138,831,966
FINANCIALS TOTAL		328,334,754
HEALTH CARE — 12.3%
Pharmaceuticals — 12.3%
Astellas Pharma, Inc.	635,900	20,481,388
AstraZeneca PLC	991,685	41,801,032

2

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Daiichi Sankyo Co., Ltd.	852,600	15,063,770
GlaxoSmithKline PLC	2,198,848	36,958,918
Ono Pharmaceutical Co., Ltd.	730,800	29,232,000
Sanofi-Aventis SA	697,686	42,411,558
Taisho Pharmaceutical Co., Ltd.	382,000	7,256,428
Takeda Pharmaceutical Co., Ltd.	565,400	23,546,700
Pharmaceuticals Total		216,751,794
HEALTH CARE TOTAL		216,751,794
INDUSTRIALS — 1.3%
Air Freight & Logistics — 0.2%
Deutsche Post AG, Registered Shares	225,000	3,352,302
Air Freight & Logistics Total		3,352,302
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co., Ltd.	1,555,000	19,026,886
Commercial Services & Supplies Total		19,026,886
INDUSTRIALS TOTAL		22,379,188
INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 5.0%
Alcatel-Lucent (a)	9,071,300	23,406,684
Nokia Oyj	2,979,465	30,656,437
Telefonaktiebolaget LM Ericsson, Class B	3,292,968	33,802,094
Communications Equipment Total		87,865,215
Computers & Peripherals — 0.6%
NEC Corp.	3,879,000	10,939,951
Computers & Peripherals Total		10,939,951
Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	890,505	26,483,057
TDK Corp.	185,000	10,759,945
Tyco Electronics Ltd.	861,543	24,829,669
Electronic Equipment, Instruments & Components Total		62,072,671
Office Electronics — 2.0%
Canon, Inc.	855,200	35,146,491
Office Electronics Total		35,146,491
Semiconductors & Semiconductor Equipment — 3.4%
Rohm Co., Ltd.	551,500	35,041,811

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
STMicroelectronics NV	3,166,900	25,028,550
Semiconductors & Semiconductor Equipment Total		60,070,361
INFORMATION TECHNOLOGY TOTAL		256,094,689
MATERIALS — 2.9%
Chemicals — 1.2%
Akzo Nobel NV	405,700	20,821,855
Chemicals Total		20,821,855
Construction Materials — 1.7%
Cemex SAB de CV, ADR (a)	2,473,828	26,791,557
Italcementi SpA	890,500	4,280,245
Construction Materials Total		31,071,802
MATERIALS TOTAL		51,893,657
TELECOMMUNICATION SERVICES — 19.8%
Diversified Telecommunication Services — 17.0%
Brasil Telecom SA, ADR (Ordinary) (a)	199,977	1,627,813
Brasil Telecom SA, ADR (Preference) (a)	352,511	6,440,376
Deutsche Telekom AG, Registered Shares	3,845,600	43,090,220
France Telecom SA	1,602,470	30,533,707
Nippon Telegraph & Telephone Corp.	942,500	38,113,717
Portugal Telecom SGPS SA, ADR	5,122,676	51,687,801
Swisscom AG, ADR	688,200	22,023,363
Tele Norte Leste Participacoes SA, ADR	691,100	10,677,495
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	9,484,533
Telecom Italia SpA	16,491,810	19,290,125
Telecom Italia SpA, Savings Shares	32,972,210	30,095,561
Telefonica SA, ADR	362,381	20,789,798
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	16,306,595
Diversified Telecommunication Services Total		300,161,104
Wireless Telecommunication Services — 2.8%
SK Telecom Co., Ltd.	160,077	21,773,929
SK Telecom Co., Ltd., ADR	617,639	9,604,287
Tim Participacoes SA, ADR	127,738	3,445,094
Vivo Participacoes SA, ADR	228,230	6,235,244

4

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Vodafone Group PLC	4,677,390	9,387,396
Wireless Telecommunication Services Total		50,445,950
TELECOMMUNICATION SERVICES TOTAL		350,607,054
UTILITIES — 3.0%
Electric Utilities — 3.0%
Centrais Electricas Brasileiras SA, ADR	2,801,140	34,958,227
Korea Electric Power Corp., ADR (a)	1,294,050	17,443,794
Electric Utilities Total		52,402,021
UTILITIES TOTAL		52,402,021

Total Common Stocks (cost of $2,227,621,447)		1,710,653,145

Preferred Stock — 0.8%
CONSUMER DISCRETIONARY — 0.8%
Automobiles — 0.8%
Volkswagen AG	152,159	13,417,030
Automobiles Total		13,417,030
CONSUMER DISCRETIONARY TOTAL		13,417,030

Total Preferred Stock (cost of $13,269,366)		13,417,030

	Par ($)
Short-Term Obligation — 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 03/29/13, market value $7,071,419 (repurchase proceeds $6,932,100)	6,932,000	6,932,000

Total Short-Term Obligation (cost of $6,932,000)		6,932,000

Total Investments — 98.0% (cost of $2,247,822,813)(b)(c)		1,731,002,175

Other Assets & Liabilities, Net — 2.0%		35,339,818

Net Assets — 100.0%		1,766,341,993

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$147,877,281	$—	$147,877,281
Consumer Staples	—	191,334,026	—	191,334,026
Energy	5,272,426	87,706,255	—	92,978,681
Financials	6,236,582	322,098,172	—	328,334,754
Health Care	—	216,751,794	—	216,751,794
Industrials	—	22,379,188	—	22,379,188
Information Technology	24,829,669	231,265,020	—	256,094,689
Materials	26,791,557	25,102,100	—	51,893,657
Telecommunication Services	136,299,036	214,308,018	—	350,607,054
Utilities	52,402,021	—	—	52,402,021
Total Common Stocks	251,831,291	1,458,821,854	—	1,710,653,145
Total Preferred Stock	—	13,417,030	—	13,417,030
Total Short-Term Obligation	—	6,932,000	—	6,932,000
Total Investments	$251,831,291	$1,479,170,884	$—	$1,731,002,175

The Master Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,247,822,813.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$128,592,762	$(645,413,400)	$(516,820,638)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Large Cap Core Fund

	Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 11.6%
Auto Components — 0.5%
Autoliv, Inc. (a)	45,160	2,145,100
BorgWarner, Inc. (a)	87,053	3,243,595
Auto Components Total		5,388,695
Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc. (a)	107,863	4,584,177
Carnival Corp.	157,434	5,703,834
Cheesecake Factory, Inc. (a)	102,930	2,624,715
Las Vegas Sands Corp. (a)	155,510	3,651,375
Hotels, Restaurants & Leisure Total		16,564,101
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	83,782	10,511,290
Internet & Catalog Retail Total		10,511,290
Media — 4.3%
DISH Network Corp., Class A	383,970	8,005,774
Gannett Co., Inc.	319,250	4,961,145
Lamar Advertising Co., Class A (a)	103,670	3,055,155
Time Warner, Inc.	306,192	9,488,890
Viacom, Inc., Class B (a)	311,157	10,457,987
Walt Disney Co.	314,930	10,524,961
Media Total		46,493,912
Multiline Retail — 1.3%
Kohl’s Corp. (a)	52,610	2,669,957
Target Corp.	202,811	11,059,284
Multiline Retail Total		13,729,241
Specialty Retail — 3.0%
Lowe’s Companies, Inc.	638,148	15,794,163
Ross Stores, Inc.	145,524	7,625,458
TJX Companies, Inc.	189,372	8,608,851
Specialty Retail Total		32,028,472
CONSUMER DISCRETIONARY TOTAL		124,715,711
CONSUMER STAPLES — 9.0%
Beverages — 2.1%
Coca-Cola Co.	208,410	10,712,274
PepsiCo, Inc.	186,110	11,704,458
Beverages Total		22,416,732
Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	386,071	19,519,749
Food & Staples Retailing Total		19,519,749

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.4%
Mead Johnson Nutrition Co., Class A	91,031	4,489,649
Food Products Total		4,489,649
Household Products — 2.1%
Clorox Co.	189,719	11,918,148
Procter & Gamble Co.	169,749	10,369,966
Household Products Total		22,288,114
Personal Products — 0.7%
Avon Products, Inc.	308,573	8,174,099
Personal Products Total		8,174,099
Tobacco — 1.9%
Lorillard, Inc.	57,976	4,144,704
Philip Morris International, Inc.	361,997	15,971,308
Tobacco Total		20,116,012
CONSUMER STAPLES TOTAL		97,004,355
ENERGY — 10.0%
Energy Equipment & Services — 1.2%
Cameron International Corp. (a)	102,470	3,709,414
Schlumberger Ltd.	171,180	9,611,757
Energy Equipment & Services Total		13,321,171
Oil, Gas & Consumable Fuels — 8.8%
Alpha Natural Resources, Inc. (a)	120,307	4,616,180
Anadarko Petroleum Corp.	51,160	2,677,203
Apache Corp.	112,281	10,053,641
Cabot Oil & Gas Corp.	148,206	5,141,266
Chevron Corp.	265,654	19,623,861
ConocoPhillips	200,720	10,409,339
Continental Resources, Inc. (a)	79,865	3,766,433
Devon Energy Corp.	109,270	6,976,890
Newfield Exploration Co. (a)	65,070	3,387,544
Occidental Petroleum Corp.	229,391	18,927,051
Southwestern Energy Co. (a)	224,756	8,453,073
Oil, Gas & Consumable Fuels Total		94,032,481
ENERGY TOTAL		107,353,652
FINANCIALS — 16.1%
Capital Markets — 3.5%
Franklin Resources, Inc.	65,849	6,459,129
Goldman Sachs Group, Inc.	77,058	11,116,387
Northern Trust Corp.	133,640	6,790,248
Raymond James Financial, Inc.	239,952	6,783,443

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
T. Rowe Price Group, Inc.	132,090	6,541,097
Capital Markets Total		37,690,304
Commercial Banks — 4.8%
Fifth Third Bancorp.	633,465	8,228,710
Governor & Co. of the Bank of Ireland, ADR (a)	219,500	1,119,450
M&T Bank Corp.	104,770	8,301,975
PNC Financial Services Group, Inc.	221,532	13,901,133
Wells Fargo & Co.	679,019	19,481,055
Commercial Banks Total		51,032,323
Consumer Finance — 0.8%
Discover Financial Services	636,814	8,565,148
Consumer Finance Total		8,565,148
Diversified Financial Services — 3.8%
Bank of America Corp.	1,502,120	23,643,369
IntercontinentalExchange, Inc. (a)	76,150	8,843,299
JPMorgan Chase & Co.	204,377	8,089,242
Diversified Financial Services Total		40,575,910
Insurance — 3.2%
Lincoln National Corp.	189,330	5,009,672
MetLife, Inc.	192,654	7,800,560
Prudential Financial, Inc.	117,257	6,766,902
Unum Group	364,261	8,414,429
XL Capital Ltd., Class A	383,546	6,754,245
Insurance Total		34,745,808
FINANCIALS TOTAL		172,609,493
HEALTH CARE — 11.9%
Biotechnology — 0.9%
Celgene Corp. (a)	182,280	9,617,093
Biotechnology Total		9,617,093
Health Care Equipment & Supplies — 1.7%
Medtronic, Inc.	128,990	5,053,828
St. Jude Medical, Inc. (a)	188,429	7,035,939
Zimmer Holdings, Inc. (a)	112,835	6,310,862
Health Care Equipment & Supplies Total		18,400,629
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	250,771	8,649,092
Humana, Inc. (a)	108,863	5,013,141
Medco Health Solutions, Inc. (a)	109,457	6,310,196
UnitedHealth Group, Inc.	237,503	6,904,212
Health Care Providers & Services Total		26,876,641

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.6%
Life Technologies Corp. (a)	117,700	5,892,062
Thermo Fisher Scientific, Inc. (a)	117,407	6,112,208
Waters Corp. (a)	81,720	5,592,917
Life Sciences Tools & Services Total		17,597,187
Pharmaceuticals — 5.2%
Abbott Laboratories	455,299	21,654,020
Allergan, Inc.	90,100	5,423,119
Mylan, Inc. (a)	217,232	4,222,990
Pfizer, Inc.	864,220	13,162,071
Teva Pharmaceutical Industries Ltd., ADR	96,170	5,272,039
Watson Pharmaceuticals, Inc. (a)	140,861	6,220,422
Pharmaceuticals Total		55,954,661
HEALTH CARE TOTAL		128,446,211
INDUSTRIALS — 11.9%
Aerospace & Defense — 2.7%
Honeywell International, Inc.	183,333	7,841,152
TransDigm Group, Inc.	109,705	5,788,036
United Technologies Corp.	231,145	15,574,550
Aerospace & Defense Total		29,203,738
Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	201,124	12,622,542
Air Freight & Logistics Total		12,622,542
Building Products — 0.5%
Masco Corp.	403,962	5,392,893
Building Products Total		5,392,893
Electrical Equipment — 0.2%
First Solar, Inc. (a)	18,870	2,120,233
Electrical Equipment Total		2,120,233
Industrial Conglomerates — 2.4%
General Electric Co.	1,252,648	20,480,795
Tyco International Ltd.	155,068	5,611,911
Industrial Conglomerates Total		26,092,706
Machinery — 3.1%
Cummins, Inc.	94,960	6,455,381
Illinois Tool Works, Inc.	222,719	10,340,843
Ingersoll-Rand PLC	156,240	5,829,315
Joy Global, Inc.	97,030	4,948,530

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Parker Hannifin Corp.	93,442	5,742,945
Machinery Total		33,317,014
Road & Rail — 1.8%
Hertz Global Holdings, Inc. (a)	358,960	4,077,785
Norfolk Southern Corp.	94,647	5,343,770
Union Pacific Corp.	131,518	9,394,331
Road & Rail Total		18,815,886
INDUSTRIALS TOTAL		127,565,012
INFORMATION TECHNOLOGY — 21.4%
Communications Equipment — 1.6%
Cisco Systems, Inc. (a)	739,874	17,135,482
Communications Equipment Total		17,135,482
Computers & Peripherals — 7.3%
Apple, Inc. (a)	135,514	34,848,780
EMC Corp. (a)	749,246	13,950,961
Hewlett-Packard Co.	454,030	20,889,920
Teradata Corp. (a)	260,516	8,320,881
Computers & Peripherals Total		78,010,542
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	547,006	9,534,314
Electronic Equipment, Instruments & Components Total		9,534,314
Internet Software & Services — 3.6%
Akamai Technologies, Inc. (a)	177,720	7,059,038
eBay, Inc. (a)	451,937	9,675,971
Google, Inc., Class A (a)	45,542	22,096,068
Internet Software & Services Total		38,831,077
IT Services — 2.4%
Global Payments, Inc.	76,680	3,235,129
International Business Machines Corp.	131,624	16,487,222
MasterCard, Inc., Class A	28,177	5,685,274
IT Services Total		25,407,625
Semiconductors & Semiconductor Equipment — 2.7%
Broadcom Corp., Class A	173,730	5,997,160
Lam Research Corp. (a)	167,602	6,345,412
Marvell Technology Group Ltd. (a)	298,505	5,665,625
Silicon Laboratories, Inc. (a)	58,610	2,662,652
Texas Instruments, Inc.	354,049	8,645,876
Semiconductors & Semiconductor Equipment Total		29,316,725
Software — 2.9%
Autodesk, Inc. (a)	224,323	6,563,691

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Microsoft Corp.	616,930	15,916,794
Nintendo Co. Ltd., ADR (b)	138,770	5,058,167
Nuance Communications, Inc. (a)	222,063	3,782,843
Software Total		31,321,495
INFORMATION TECHNOLOGY TOTAL		229,557,260
MATERIALS — 3.4%
Chemicals — 1.3%
Agrium, Inc.	59,490	3,265,406
Celanese Corp., Series A	233,674	6,699,433
PPG Industries, Inc.	64,055	4,104,004
Chemicals Total		14,068,843
Containers & Packaging — 0.4%
Packaging Corp. of America	200,411	4,437,100
Containers & Packaging Total		4,437,100
Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	68,350	3,818,031
Freeport-McMoRan Copper & Gold, Inc.	92,413	6,473,531
Rio Tinto PLC, ADR	74,740	3,445,514
Metals & Mining Total		13,737,076
Paper & Forest Products — 0.4%
International Paper Co.	183,830	4,270,371
Paper & Forest Products Total		4,270,371
MATERIALS TOTAL		36,513,390
TELECOMMUNICATION SERVICES — 2.3%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	322,147	7,828,172
Verizon Communications, Inc.	345,517	9,508,628
Diversified Telecommunication Services Total		17,336,800
Wireless Telecommunication Services — 0.7%
Millicom International Cellular SA	45,135	3,607,641
NII Holdings, Inc. (a)	95,201	3,471,980
Wireless Telecommunication Services Total		7,079,621
TELECOMMUNICATION SERVICES TOTAL		24,416,421
UTILITIES — 1.5%
Gas Utilities — 0.4%
Questar Corp.	103,695	4,651,757
Gas Utilities Total		4,651,757
Multi-Utilities — 1.1%
PG&E Corp.	159,048	6,600,492

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Public Service Enterprise Group, Inc.	163,879	5,019,614
Multi-Utilities Total		11,620,106
UTILITIES TOTAL		16,271,863

Total Common Stocks (cost of $985,884,552)		1,064,453,368
Investment Company — 0.3%
SPDR S&P Biotech ETF	58,170	3,148,742

Total Investment Company (cost of $3,563,494)		3,148,742

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 01/28/13, market value $6,879,225 (repurchase proceeds $6,741,105)	6,741,000	6,741,000

Total Short-Term Obligation (cost of $6,741,000)		6,741,000

Total Investments — 100.0% (cost of $996,189,046)(c)(d)		1,074,343,110

Other Assets & Liabilities, Net — (0.0)%		(83,992)

Net Assets — 100.0%		1,074,259,118

7

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,064,453,368	$—	$—	$1,064,453,368
Total Investment Company	3,148,742	—	—	3,148,742
Total Short-Term Obligation	—	6,741,000	—	6,741,000
Total Investments	$1,067,602,110	$6,741,000	$—	$1,074,343,110

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended May 31, 2010, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Nintendo Co. Ltd., ADR	$—	$138,770	$—	$—	$5,058,167

(c) Cost for federal income tax purposes is $996,189,046.
(d) Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

9

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$113,963,760	$(35,809,696)	$78,154,064

For the three months ended May 31, 2010, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	—	$—
Options written	2,070	111,527
Options terminated in closing purchase transactions	—	—
Options exercised	(310)	(50,703)
Options expired	(1,760)	(60,824)
Options outstanding at May 31, 2010	—	$—

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Large Cap Enhanced Core Fund

	Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 10.9%
Automobiles — 0.4%
Ford Motor Co. (a)	156,100	1,831,053
Automobiles Total		1,831,053
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	3,400	123,182
McDonald’s Corp.	40,800	2,728,296
Starbucks Corp.	52,000	1,346,280
Hotels, Restaurants & Leisure Total		4,197,758
Household Durables — 0.2%
Leggett & Platt, Inc.	23,300	542,424
Stanley Black & Decker, Inc.	800	44,632
Whirlpool Corp.	3,700	386,428
Household Durables Total		973,484
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (a)	7,100	890,766
Priceline.com, Inc. (a)	1,100	210,276
Internet & Catalog Retail Total		1,101,042
Leisure Equipment & Products — 0.3%
Mattel, Inc.	59,400	1,286,604
Leisure Equipment & Products Total		1,286,604
Media — 4.1%
CBS Corp., Class B	21,000	305,760
Comcast Corp., Class A	230,500	4,169,745
DIRECTV, Class A (a)	94,500	3,561,705
News Corp., Class A	108,400	1,430,880
Time Warner Cable, Inc.	16,200	886,626
Time Warner, Inc.	168,200	5,212,518
Viacom, Inc., Class B (a)	5,800	194,938
Walt Disney Co.	82,100	2,743,782
Media Total		18,505,954
Multiline Retail — 1.1%
Macy’s, Inc.	20,881	463,767
Nordstrom, Inc.	23,400	928,980
Sears Holdings Corp. (a)	2,400	211,344
Target Corp.	63,200	3,446,296
Multiline Retail Total		5,050,387
Specialty Retail — 2.9%
GameStop Corp., Class A (a)	6,900	157,251
Gap, Inc.	149,900	3,267,820
Home Depot, Inc.	78,800	2,668,168

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Limited Brands, Inc.	97,000	2,411,420
Ross Stores, Inc.	23,200	1,215,680
Tiffany & Co.	23,400	1,063,062
TJX Companies, Inc.	49,500	2,250,270
Specialty Retail Total		13,033,671
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	15,400	633,094
NIKE, Inc., Class B	24,700	1,787,786
Polo Ralph Lauren Corp.	2,800	243,208
V.F. Corp.	13,500	1,044,225
Textiles, Apparel & Luxury Goods Total		3,708,313
CONSUMER DISCRETIONARY TOTAL		49,688,266
CONSUMER STAPLES — 11.1%
Beverages — 1.9%
Brown-Forman Corp., Class B	16,800	931,728
Coca-Cola Co.	84,700	4,353,580
PepsiCo, Inc.	56,000	3,521,840
Beverages Total		8,807,148
Food & Staples Retailing — 1.5%
CVS Caremark Corp.	17,600	609,488
Sysco Corp.	19,700	587,257
Wal-Mart Stores, Inc.	91,400	4,621,184
Walgreen Co.	26,400	845,856
Food & Staples Retailing Total		6,663,785
Food Products — 2.0%
ConAgra Foods, Inc.	12,900	311,922
General Mills, Inc.	36,000	2,564,280
H.J. Heinz Co.	20,700	914,526
Hershey Co.	40,900	1,914,120
Kellogg Co.	10,200	544,986
Sara Lee Corp.	209,800	2,972,866
Food Products Total		9,222,700
Household Products — 2.7%
Colgate-Palmolive Co.	20,200	1,577,418
Kimberly-Clark Corp.	19,300	1,171,510
Procter & Gamble Co.	157,400	9,615,566
Household Products Total		12,364,494
Personal Products — 0.5%
Estée Lauder Companies, Inc., Class A	36,300	2,115,201
Personal Products Total		2,115,201

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 2.5%
Altria Group, Inc.	141,300	2,866,977
Lorillard, Inc.	26,900	1,923,081
Philip Morris International, Inc.	144,800	6,388,576
Reynolds American, Inc.	8,300	432,762
Tobacco Total		11,611,396
CONSUMER STAPLES TOTAL		50,784,724
ENERGY — 10.7%
Energy Equipment & Services — 1.0%
National-Oilwell Varco, Inc.	19,400	739,722
Rowan Companies, Inc. (a)	80,700	1,998,132
Schlumberger Ltd.	30,000	1,684,500
Energy Equipment & Services Total		4,422,354
Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	25,600	1,339,648
Apache Corp.	52,200	4,673,988
Chevron Corp.	134,400	9,928,128
ConocoPhillips	133,400	6,918,124
Consol Energy, Inc.	10,800	393,984
Devon Energy Corp.	20,200	1,289,770
EOG Resources, Inc.	500	52,420
Exxon Mobil Corp.	198,600	12,007,356
Hess Corp.	13,500	718,200
Marathon Oil Corp.	32,800	1,019,752
Massey Energy Co.	19,400	642,528
Murphy Oil Corp.	700	37,366
Peabody Energy Corp.	73,800	2,875,248
Pioneer Natural Resources Co.	5,700	363,090
Valero Energy Corp.	63,400	1,184,312
XTO Energy, Inc.	27,000	1,153,980
Oil, Gas & Consumable Fuels Total		44,597,894
ENERGY TOTAL		49,020,248
FINANCIALS — 16.0%
Capital Markets — 2.3%
Franklin Resources, Inc.	31,500	3,089,835
Goldman Sachs Group, Inc.	32,500	4,688,450
Morgan Stanley	10,000	271,100
T. Rowe Price Group, Inc.	52,200	2,584,944
Capital Markets Total		10,634,329
Commercial Banks — 2.8%
Comerica, Inc.	8,500	323,850

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Fifth Third Bancorp.	120,600	1,566,594
KeyCorp	42,800	343,256
M&T Bank Corp.	6,600	522,984
PNC Financial Services Group, Inc.	58,600	3,677,150
SunTrust Banks, Inc.	14,500	390,775
U.S. Bancorp	68,900	1,650,844
Wells Fargo & Co.	132,400	3,798,556
Zions Bancorporation	26,600	637,070
Commercial Banks Total		12,911,079
Consumer Finance — 1.9%
American Express Co.	37,300	1,487,151
Capital One Financial Corp.	21,100	871,430
Discover Financial Services	209,300	2,815,085
SLM Corp. (a)	321,700	3,574,087
Consumer Finance Total		8,747,753
Diversified Financial Services — 3.4%
Citigroup, Inc. (a)	1,694,400	6,709,824
JPMorgan Chase & Co.	224,300	8,877,794
Diversified Financial Services Total		15,587,618
Insurance — 3.5%
AFLAC, Inc.	42,300	1,873,890
Allstate Corp.	54,500	1,669,335
Berkshire Hathaway, Inc., Class B (a)	30,400	2,144,720
Hartford Financial Services Group, Inc.	113,300	2,840,431
Loews Corp.	24,600	799,746
MetLife, Inc.	25,200	1,020,348
Prudential Financial, Inc.	39,100	2,256,461
Torchmark Corp.	7,000	360,710
Travelers Companies, Inc.	38,300	1,894,701
Unum Group	41,900	967,890
Insurance Total		15,828,232
Real Estate Investment Trusts (REITs) — 1.5%
Boston Properties, Inc.	4,000	306,720
Equity Residential Property Trust	31,000	1,399,030
Public Storage	9,400	871,286
Simon Property Group, Inc.	31,800	2,703,954
Ventas, Inc.	26,000	1,220,700
Vornado Realty Trust	4,900	380,632
Real Estate Investment Trusts (REITs) Total		6,882,322

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.6%
Hudson City Bancorp, Inc.	199,800	2,519,478
Thrifts & Mortgage Finance Total		2,519,478
FINANCIALS TOTAL		73,110,811
HEALTH CARE — 11.5%
Biotechnology — 1.0%
Amgen, Inc. (a)	66,400	3,438,192
Biogen Idec, Inc. (a)	2,900	137,547
Gilead Sciences, Inc. (a)	22,100	793,832
Biotechnology Total		4,369,571
Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	600	42,780
CareFusion Corp. (a)	6,300	160,146
Hospira, Inc. (a)	27,800	1,447,268
Medtronic, Inc.	62,200	2,436,996
Zimmer Holdings, Inc. (a)	10,800	604,044
Health Care Equipment & Supplies Total		4,691,234
Health Care Providers & Services — 4.5%
Aetna, Inc.	21,100	615,276
AmerisourceBergen Corp.	93,000	2,909,040
Cardinal Health, Inc.	119,100	4,107,759
Humana, Inc. (a)	73,800	3,398,490
Laboratory Corp. of America Holdings (a)	1,600	120,976
McKesson Corp.	21,200	1,484,000
Medco Health Solutions, Inc. (a)	74,400	4,289,160
UnitedHealth Group, Inc.	121,600	3,534,912
WellPoint, Inc. (a)	7,100	364,230
Health Care Providers & Services Total		20,823,843
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. (a)	16,700	869,402
Life Sciences Tools & Services Total		869,402
Pharmaceuticals — 4.8%
Abbott Laboratories	98,100	4,665,636
Bristol-Myers Squibb Co.	79,400	1,842,874
Eli Lilly & Co.	47,000	1,541,130
Forest Laboratories, Inc. (a)	10,800	279,504
Johnson & Johnson	126,300	7,363,290
Merck & Co., Inc.	71,700	2,415,573
Mylan, Inc. (a)	44,900	872,856

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pfizer, Inc.	198,900	3,029,247
Pharmaceuticals Total		22,010,110
HEALTH CARE TOTAL		52,764,160
INDUSTRIALS — 10.5%
Aerospace & Defense — 3.4%
General Dynamics Corp.	29,700	2,016,630
Honeywell International, Inc.	19,200	821,184
ITT Corp.	15,400	743,512
L-3 Communications Holdings, Inc.	3,800	313,994
Lockheed Martin Corp.	19,200	1,534,464
Northrop Grumman Corp.	14,000	846,860
Raytheon Co.	80,500	4,219,005
United Technologies Corp.	76,200	5,134,356
Aerospace & Defense Total		15,630,005
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	44,500	2,792,820
Air Freight & Logistics Total		2,792,820
Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	135,700	2,600,012
Waste Management, Inc.	30,300	985,053
Commercial Services & Supplies Total		3,585,065
Electrical Equipment — 1.1%
Emerson Electric Co.	106,100	4,927,284
Electrical Equipment Total		4,927,284
Industrial Conglomerates — 2.6%
3M Co.	27,300	2,165,163
General Electric Co. (b)	590,400	9,653,040
Industrial Conglomerates Total		11,818,203
Machinery — 1.3%
Danaher Corp.	7,700	611,226
Dover Corp.	40,000	1,795,600
Eaton Corp.	8,100	566,595
Illinois Tool Works, Inc.	20,200	937,886
Parker Hannifin Corp.	33,900	2,083,494
Machinery Total		5,994,801
Road & Rail — 0.5%
Ryder System, Inc.	51,000	2,291,940
Road & Rail Total		2,291,940

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	12,100	1,231,175
Trading Companies & Distributors Total		1,231,175
INDUSTRIALS TOTAL		48,271,293
INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 1.5%
Cisco Systems, Inc. (a)	238,000	5,512,080
Harris Corp.	6,400	300,224
QUALCOMM, Inc.	25,900	921,004
Communications Equipment Total		6,733,308
Computers & Peripherals — 5.4%
Apple, Inc. (a)	41,600	10,697,856
Dell, Inc. (a)	56,500	753,145
EMC Corp. (a)	81,000	1,508,220
Hewlett-Packard Co.	157,200	7,232,772
SanDisk Corp. (a)	34,000	1,585,080
Teradata Corp. (a)	82,300	2,628,662
Western Digital Corp. (a)	11,200	389,872
Computers & Peripherals Total		24,795,607
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	84,900	1,479,807
Electronic Equipment, Instruments & Components Total		1,479,807
Internet Software & Services — 1.7%
eBay, Inc. (a)	84,700	1,813,427
Google, Inc., Class A (a)	12,600	6,113,268
Internet Software & Services Total		7,926,695
IT Services — 2.7%
Cognizant Technology Solutions Corp., Class A (a)	21,400	1,070,856
Computer Sciences Corp. (a)	7,500	374,925
International Business Machines Corp.	85,000	10,647,100
IT Services Total		12,092,881
Office Electronics — 0.1%
Xerox Corp.	62,000	577,220
Office Electronics Total		577,220
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc. (a)	33,100	283,667
Intel Corp.	411,300	8,810,046
Micron Technology, Inc. (a)	163,900	1,489,851

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Texas Instruments, Inc.	192,400	4,698,408
Semiconductors & Semiconductor Equipment Total		15,281,972
Software — 3.8%
Intuit, Inc. (a)	15,400	550,396
Microsoft Corp. (b)	476,200	12,285,960
Oracle Corp.	171,000	3,859,470
Symantec Corp. (a)	39,500	559,715
Software Total		17,255,541
INFORMATION TECHNOLOGY TOTAL		86,143,031
MATERIALS — 3.4%
Chemicals — 1.7%
CF Industries Holdings, Inc.	2,400	164,616
E.I. du Pont de Nemours & Co.	22,100	799,357
Eastman Chemical Co.	59,500	3,593,205
PPG Industries, Inc.	53,400	3,421,338
Chemicals Total		7,978,516
Metals & Mining — 1.2%
Cliffs Natural Resources, Inc.	7,500	418,950
Freeport-McMoRan Copper & Gold, Inc.	51,000	3,572,550
Newmont Mining Corp.	25,200	1,356,264
Metals & Mining Total		5,347,764
Paper & Forest Products — 0.5%
International Paper Co.	92,400	2,146,452
Paper & Forest Products Total		2,146,452
MATERIALS TOTAL		15,472,732
TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	293,500	7,132,050
Qwest Communications International, Inc.	207,700	1,088,348
Verizon Communications, Inc.	173,800	4,782,976
Diversified Telecommunication Services Total		13,003,374
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp. (a)	63,500	325,755
Wireless Telecommunication Services Total		325,755
TELECOMMUNICATION SERVICES TOTAL		13,329,129
UTILITIES — 3.3%
Electric Utilities — 1.5%
Edison International	15,100	488,636

8

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Entergy Corp.	29,300	2,199,551
Exelon Corp.	30,600	1,181,160
FirstEnergy Corp.	43,700	1,538,677
Pinnacle West Capital Corp.	42,400	1,488,664
Electric Utilities Total		6,896,688
Gas Utilities — 0.5%
Questar Corp.	49,000	2,198,140
Gas Utilities Total		2,198,140
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (a)	73,700	756,899
Constellation Energy Group, Inc.	29,600	1,047,248
Independent Power Producers & Energy Traders Total		1,804,147
Multi-Utilities — 0.9%
Dominion Resources, Inc.	3,400	132,464
DTE Energy Co.	12,900	587,079
NiSource, Inc.	33,900	507,144
PG&E Corp.	9,400	390,100
Public Service Enterprise Group, Inc.	91,200	2,793,456
Multi-Utilities Total		4,410,243
UTILITIES TOTAL		15,309,218

Total Common Stocks (cost of $360,807,387)		453,893,612

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/29/13, market value $3,287,281 (repurchase proceeds $3,221,050)	3,221,000	3,221,000

	Total Short-Term Obligation (cost of $3,221,000)		3,221,000

	Total Investments — 99.8% (cost of $364,028,387)(c)(d)		457,114,612

	Other Assets & Liabilities, Net — 0.2%		732,357

	Net Assets — 100.0%		457,846,969

9

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires discloser of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

10

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$453,893,612	$—	$—	$453,893,612
Total Short-Term Obligation	—	3,221,000	—	3,221,000
Total Investments	453,893,612	3,221,000	—	457,114,612
Unrealized depreciation on futures contracts	(256,821)	—	—	(256,821)
Total	$453,636,791	$3,221,000	$—	$456,857,791

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $5,750,250 are pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $364,028,387.
(d)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$104,669,988	$(11,583,763)	$93,086,225

At May 31, 2010, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
S&P 500 Index	15	$4,081,875	$4,338,696	June-2010	$(256,821)

11

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Large Cap Index Fund

	Shares	Value ($)*
Common Stocks — 97.8%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (a)	63,735	758,447
Johnson Controls, Inc.	176,840	5,045,245
Auto Components Total		5,803,692
Automobiles — 0.5%
Ford Motor Co. (a)	886,801	10,402,176
Harley-Davidson, Inc.	61,712	1,864,319
Automobiles Total		12,266,495
Distributors — 0.1%
Genuine Parts Co.	41,752	1,695,549
Distributors Total		1,695,549
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	33,862	1,800,104
DeVry, Inc.	16,339	939,329
H&R Block, Inc.	88,345	1,420,588
Diversified Consumer Services Total		4,160,021
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	114,309	4,141,415
Darden Restaurants, Inc.	36,829	1,579,964
International Game Technology	78,114	1,528,691
Marriott International, Inc., Class A	67,044	2,242,622
McDonald’s Corp.	283,279	18,942,867
Starbucks Corp.	195,686	5,066,311
Starwood Hotels & Resorts Worldwide, Inc.	49,185	2,274,806
Wyndham Worldwide Corp.	47,062	1,110,663
Wynn Resorts Ltd.	18,148	1,522,254
Yum! Brands, Inc.	123,512	5,057,816
Hotels, Restaurants & Leisure Total		43,467,409
Household Durables — 0.4%
D.R. Horton, Inc.	72,821	887,688
Fortune Brands, Inc.	39,964	1,896,292
Harman International Industries, Inc. (a)	18,254	589,604
Leggett & Platt, Inc.	39,087	909,945
Lennar Corp., Class A	42,833	741,011
Newell Rubbermaid, Inc.	73,187	1,219,295
Pulte Homes, Inc. (a)	83,505	930,246
Stanley Black & Decker, Inc.	41,407	2,310,097
Whirlpool Corp.	19,667	2,054,021
Household Durables Total		11,538,199

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	90,132	11,307,961
Expedia, Inc.	55,661	1,200,051
Priceline.com, Inc. (a)	12,000	2,293,920
Internet & Catalog Retail Total		14,801,932
Leisure Equipment & Products — 0.2%
Eastman Kodak Co. (a)	70,759	399,081
Hasbro, Inc.	34,494	1,384,934
Mattel, Inc.	95,713	2,073,144
Leisure Equipment & Products Total		3,857,159
Media — 3.1%
CBS Corp., Class B	178,227	2,594,985
Comcast Corp., Class A	747,043	13,514,008
DIRECTV, Class A (a)	246,191	9,278,939
Discovery Communications, Inc., Class A (a)	74,700	2,813,202
Gannett Co., Inc.	62,512	971,436
Interpublic Group of Companies, Inc. (a)	127,969	1,068,541
McGraw-Hill Companies, Inc.	83,118	2,310,680
Meredith Corp.	9,707	326,058
New York Times Co., Class A (a)	30,654	284,469
News Corp., Class A	593,265	7,831,098
Omnicom Group, Inc.	81,713	3,101,008
Scripps Networks Interactive Inc., Class A	23,586	1,065,616
Time Warner Cable, Inc.	92,779	5,077,795
Time Warner, Inc.	302,842	9,385,074
Viacom, Inc., Class B (a)	159,853	5,372,659
Walt Disney Co.	510,621	17,064,954
Washington Post Co., Class B	1,589	740,045
Media Total		82,800,567
Multiline Retail — 0.9%
Big Lots, Inc. (a)	21,731	767,756
Family Dollar Stores, Inc.	36,399	1,482,895
J.C. Penney Co., Inc.	62,149	1,708,476
Kohl’s Corp. (a)	80,763	4,098,722
Macy’s, Inc.	110,862	2,462,245
Nordstrom, Inc.	43,516	1,727,585
Sears Holdings Corp. (a)	12,755	1,123,206

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Target Corp.	198,039	10,799,067
Multiline Retail Total		24,169,952
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	23,144	829,250
AutoNation, Inc. (a)	23,831	477,335
Autozone, Inc. (a)	7,832	1,494,972
Bed Bath & Beyond, Inc. (a)	68,949	3,093,742
Best Buy Co., Inc.	90,261	3,813,527
GameStop Corp., Class A (a)	43,333	987,559
Gap, Inc.	125,394	2,733,589
Home Depot, Inc.	447,715	15,159,630
Limited Brands, Inc.	70,435	1,751,014
Lowe’s Companies, Inc.	387,541	9,591,640
O’Reilly Automotive, Inc. (a)	36,266	1,850,291
Office Depot, Inc. (a)	72,370	419,746
RadioShack Corp.	32,961	673,723
Ross Stores, Inc.	32,600	1,708,240
Staples, Inc.	191,897	4,129,623
Tiffany & Co.	32,800	1,490,104
TJX Companies, Inc.	110,522	5,024,330
Urban Outfitters, Inc. (a)	34,200	1,241,460
Specialty Retail Total		56,469,775
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	82,681	3,399,016
NIKE, Inc., Class B	102,675	7,431,616
Polo Ralph Lauren Corp.	15,088	1,310,544
V.F. Corp.	23,295	1,801,868
Textiles, Apparel & Luxury Goods Total		13,943,044
CONSUMER DISCRETIONARY TOTAL		274,973,794
CONSUMER STAPLES — 11.1%
Beverages — 2.5%
Brown-Forman Corp., Class B	28,658	1,589,373
Coca-Cola Co.	606,914	31,195,380
Coca-Cola Enterprises, Inc.	84,164	2,196,680
Constellation Brands, Inc., Class A (a)	52,567	875,766
Dr Pepper Snapple Group, Inc.	66,914	2,533,364
Molson Coors Brewing Co., Class B	41,687	1,710,834
PepsiCo, Inc.	430,290	27,060,938
Beverages Total		67,162,335
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	115,693	6,739,117

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
CVS Caremark Corp.	366,133	12,679,186
Kroger Co.	171,110	3,444,444
Safeway, Inc.	102,382	2,266,738
SUPERVALU, Inc.	55,856	752,380
Sysco Corp.	155,959	4,649,138
Wal-Mart Stores, Inc.	561,776	28,403,395
Walgreen Co.	259,381	8,310,567
Whole Foods Market, Inc. (a)	44,849	1,813,245
Food & Staples Retailing Total		69,058,210
Food Products — 1.8%
Archer-Daniels-Midland Co.	169,152	4,274,471
Campbell Soup Co.	49,608	1,776,462
ConAgra Foods, Inc.	116,760	2,823,257
Dean Foods Co. (a)	47,700	508,005
General Mills, Inc.	86,800	6,182,764
H.J. Heinz Co.	83,250	3,677,985
Hershey Co.	43,807	2,050,168
Hormel Foods Corp.	18,275	727,345
J.M. Smucker Co.	31,303	1,728,552
Kellogg Co.	67,170	3,588,893
Kraft Foods, Inc., Class A	457,205	13,076,063
McCormick & Co., Inc. Non-Voting Shares	34,741	1,339,960
Mead Johnson Nutrition Co., Class A	53,800	2,653,416
Sara Lee Corp.	174,122	2,467,309
Tyson Foods, Inc., Class A	80,341	1,412,395
Food Products Total		48,287,045
Household Products — 2.5%
Clorox Co.	36,908	2,318,560
Colgate-Palmolive Co.	130,009	10,152,403
Kimberly-Clark Corp.	109,588	6,651,992
Procter & Gamble Co.	764,693	46,715,095
Household Products Total		65,838,050
Personal Products — 0.2%
Avon Products, Inc.	112,531	2,980,946
Estée Lauder Companies, Inc., Class A	31,114	1,813,013
Personal Products Total		4,793,959
Tobacco — 1.5%
Altria Group, Inc.	547,804	11,114,943
Lorillard, Inc.	40,711	2,910,430

4

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Philip Morris International, Inc.	495,259	21,850,827
Reynolds American, Inc.	44,509	2,320,699
Tobacco Total		38,196,899
CONSUMER STAPLES TOTAL		293,336,498
ENERGY — 10.5%
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	113,089	4,313,215
Cameron International Corp. (a)	64,387	2,330,809
Diamond Offshore Drilling, Inc.	18,297	1,154,541
FMC Technologies, Inc. (a)	32,079	1,865,394
Halliburton Co.	238,275	5,916,368
Helmerich & Payne, Inc.	27,800	1,047,504
Nabors Industries Ltd. (a)	74,934	1,425,994
National-Oilwell Varco, Inc.	110,164	4,200,553
Rowan Companies, Inc. (a)	29,979	742,280
Schlumberger Ltd.	315,030	17,688,935
Smith International, Inc.	65,364	2,455,072
Energy Equipment & Services Total		43,140,665
Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	129,716	6,788,038
Apache Corp.	88,636	7,936,467
Cabot Oil & Gas Corp.	27,243	945,060
Chesapeake Energy Corp.	171,642	3,834,482
Chevron Corp.	528,722	39,056,694
ConocoPhillips	391,485	20,302,412
Consol Energy, Inc.	57,796	2,108,398
Denbury Resources, Inc. (a)	104,075	1,712,034
Devon Energy Corp.	117,635	7,510,995
El Paso Corp.	184,652	2,093,954
EOG Resources, Inc.	66,527	6,974,691
Exxon Mobil Corp. (b)	1,243,001	75,151,840
Hess Corp.	76,700	4,080,440
Marathon Oil Corp.	186,427	5,796,015
Massey Energy Co.	25,051	829,689
Murphy Oil Corp.	50,307	2,685,388
Noble Energy, Inc.	45,892	2,730,115
Occidental Petroleum Corp.	213,763	17,637,585
Peabody Energy Corp.	70,753	2,756,537
Pioneer Natural Resources Co.	30,403	1,936,671
Range Resources Corp.	41,935	1,884,978
Southwestern Energy Co. (a)	91,127	3,427,287

5

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Spectra Energy Corp.	170,488	3,411,465
Sunoco, Inc.	30,824	920,713
Tesoro Corp.	37,034	433,298
Valero Energy Corp.	148,749	2,778,631
Williams Companies, Inc.	153,635	3,034,291
XTO Energy, Inc.	153,536	6,562,129
Oil, Gas & Consumable Fuels Total		235,320,297
ENERGY TOTAL		278,460,962
FINANCIALS — 15.9%
Capital Markets — 2.5%
Ameriprise Financial, Inc. (c)	67,251	2,675,917
Bank of New York Mellon Corp.	318,094	8,652,157
Charles Schwab Corp.	257,354	4,205,164
E*TRADE Financial Corp. (a)	521,350	771,598
Federated Investors, Inc., Class B	23,344	518,470
Franklin Resources, Inc.	39,077	3,833,063
Goldman Sachs Group, Inc.	138,563	19,989,098
Invesco Ltd.	112,874	2,094,942
Janus Capital Group, Inc.	48,350	515,411
Legg Mason, Inc.	42,811	1,272,343
Morgan Stanley	368,051	9,977,863
Northern Trust Corp.	63,620	3,232,532
State Street Corp.	130,469	4,980,002
T. Rowe Price Group, Inc.	68,214	3,377,957
Capital Markets Total		66,096,517
Commercial Banks — 3.1%
BB&T Corp.	181,862	5,499,507
Comerica, Inc.	45,792	1,744,675
Fifth Third Bancorp.	209,312	2,718,963
First Horizon National Corp. (a)	59,306	738,360
Huntington Bancshares, Inc.	188,604	1,161,801
KeyCorp	231,161	1,853,911
M&T Bank Corp.	21,841	1,730,681
Marshall & Ilsley Corp.	138,677	1,130,217
PNC Financial Services Group, Inc.	136,088	8,539,522
Regions Financial Corp.	313,992	2,395,759
SunTrust Banks, Inc.	131,468	3,543,063
U.S. Bancorp	503,769	12,070,305
Wells Fargo & Co.	1,363,950	39,131,725

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Zions Bancorporation	39,628	949,091
Commercial Banks Total		83,207,580
Consumer Finance — 0.8%
American Express Co.	315,108	12,563,356
Capital One Financial Corp.	119,904	4,952,035
Discover Financial Services	143,139	1,925,220
SLM Corp. (a)	127,672	1,418,436
Consumer Finance Total		20,859,047
Diversified Financial Services — 4.4%
Bank of America Corp. (c)	2,641,217	41,572,756
Citigroup, Inc. (a)	5,173,248	20,486,062
CME Group, Inc.	17,520	5,547,708
IntercontinentalExchange, Inc. (a)	19,420	2,255,245
JPMorgan Chase & Co.	1,046,075	41,403,648
Leucadia National Corp. (a)	49,950	1,094,904
Moody’s Corp.	51,739	1,060,650
NASDAQ OMX Group, Inc. (a)	39,009	725,177
NYSE Euronext	68,733	1,970,575
Diversified Financial Services Total		116,116,725
Insurance — 3.7%
AFLAC, Inc.	123,561	5,473,752
Allstate Corp.	141,314	4,328,448
American International Group, Inc. (a)	35,490	1,255,636
AON Corp.	70,290	2,774,346
Assurant, Inc.	30,636	1,063,069
Berkshire Hathaway, Inc., Class B (a)	435,700	30,738,635
Chubb Corp.	86,524	4,346,966
Cincinnati Financial Corp.	42,923	1,167,076
Genworth Financial, Inc., Class A (a)	128,788	2,007,805
Hartford Financial Services Group, Inc.	116,822	2,928,728
Lincoln National Corp.	79,562	2,105,211
Loews Corp.	93,474	3,038,840
Marsh & McLennan Companies, Inc.	140,093	3,055,428
MetLife, Inc.	215,626	8,730,697
Principal Financial Group, Inc.	84,071	2,285,890
Progressive Corp.	176,805	3,463,610
Prudential Financial, Inc.	122,427	7,065,262
Torchmark Corp.	21,771	1,121,860
Travelers Companies, Inc.	135,255	6,691,065
Unum Group	87,468	2,020,511

7

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
XL Capital Ltd., Class A	90,046	1,585,710
Insurance Total		97,248,545
Real Estate Investment Trusts (REITs) — 1.3%
Apartment Investment & Management Co., Class A	30,875	636,951
AvalonBay Communities, Inc.	21,470	2,105,348
Boston Properties, Inc.	36,573	2,804,418
Equity Residential Property Trust	74,258	3,351,264
HCP, Inc.	77,319	2,463,383
Health Care REIT, Inc.	32,597	1,404,279
Host Hotels & Resorts, Inc.	171,937	2,451,822
Kimco Realty Corp.	106,785	1,527,025
Plum Creek Timber Co., Inc.	42,884	1,501,798
ProLogis	124,817	1,420,417
Public Storage	35,734	3,312,184
Simon Property Group, Inc.	76,341	6,491,275
Ventas, Inc.	41,226	1,935,561
Vornado Realty Trust	41,493	3,223,176
Real Estate Investment Trusts (REITs) Total		34,628,901
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A (a)	71,146	1,126,241
Real Estate Management & Development Total		1,126,241
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	124,734	1,572,896
People’s United Financial, Inc.	97,778	1,365,958
Thrifts & Mortgage Finance Total		2,938,854
FINANCIALS TOTAL		422,222,410
HEALTH CARE — 11.4%
Biotechnology — 1.3%
Amgen, Inc. (a)	257,794	13,348,573
Biogen Idec, Inc. (a)	70,999	3,367,483
Celgene Corp. (a)	120,991	6,383,485
Cephalon, Inc. (a)	19,768	1,163,545
Genzyme Corp. (a)	70,048	3,407,835
Gilead Sciences, Inc. (a)	237,872	8,544,362
Biotechnology Total		36,215,283
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	158,703	6,702,028
Becton Dickinson & Co.	62,069	4,425,520

8

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Boston Scientific Corp. (a)	397,935	2,407,507
C.R. Bard, Inc.	25,171	2,038,096
CareFusion Corp. (a)	46,645	1,185,716
DENTSPLY International, Inc.	38,751	1,256,695
Hospira, Inc. (a)	43,107	2,244,150
Intuitive Surgical, Inc. (a)	10,266	3,313,557
Medtronic, Inc.	290,786	11,392,995
St. Jude Medical, Inc. (a)	85,700	3,200,038
Stryker Corp.	74,361	3,943,364
Varian Medical Systems, Inc. (a)	32,618	1,633,835
Zimmer Holdings, Inc. (a)	56,122	3,138,903
Health Care Equipment & Supplies Total		46,882,404
Health Care Providers & Services — 2.1%
Aetna, Inc.	113,478	3,309,019
AmerisourceBergen Corp.	74,321	2,324,761
Cardinal Health, Inc.	95,191	3,283,138
CIGNA Corp.	72,394	2,423,027
Coventry Health Care, Inc. (a)	38,927	805,789
DaVita, Inc. (a)	27,187	1,724,471
Express Scripts, Inc. (a)	72,496	7,293,098
Humana, Inc. (a)	44,769	2,061,612
Laboratory Corp. of America Holdings (a)	27,597	2,086,609
McKesson Corp.	70,958	4,967,060
Medco Health Solutions, Inc. (a)	122,154	7,042,178
Patterson Companies, Inc.	24,533	728,875
Quest Diagnostics, Inc.	39,553	2,086,421
Tenet Healthcare Corp. (a)	114,013	652,154
UnitedHealth Group, Inc.	304,724	8,858,327
WellPoint, Inc. (a)	116,916	5,997,791
Health Care Providers & Services Total		55,644,330
Health Care Technology — 0.1%
Cerner Corp. (a)	17,900	1,498,409
Health Care Technology Total		1,498,409
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	47,620	2,383,857
Millipore Corp. (a)	14,716	1,562,987
PerkinElmer, Inc.	30,945	702,142
Thermo Fisher Scientific, Inc. (a)	107,804	5,612,276
Waters Corp. (a)	24,654	1,687,320
Life Sciences Tools & Services Total		11,948,582

9

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 5.7%
Abbott Laboratories	408,797	19,442,385
Allergan, Inc.	80,989	4,874,728
Bristol-Myers Squibb Co.	451,336	10,475,509
Eli Lilly & Co.	267,188	8,761,095
Forest Laboratories, Inc. (a)	79,630	2,060,824
Johnson & Johnson	724,518	42,239,399
King Pharmaceuticals, Inc. (a)	65,455	567,495
Merck & Co., Inc.	820,215	27,633,043
Mylan, Inc. (a)	80,778	1,570,324
Pfizer, Inc.	2,124,751	32,359,958
Watson Pharmaceuticals, Inc. (a)	28,082	1,240,101
Pharmaceuticals Total		151,224,861
HEALTH CARE TOTAL		303,413,869
INDUSTRIALS — 10.3%
Aerospace & Defense — 2.8%
Boeing Co.	199,285	12,790,111
General Dynamics Corp.	101,566	6,896,331
Goodrich Corp.	32,946	2,286,452
Honeywell International, Inc.	201,253	8,607,591
ITT Corp.	48,133	2,323,861
L-3 Communications Holdings, Inc.	30,439	2,515,175
Lockheed Martin Corp.	83,027	6,635,518
Northrop Grumman Corp.	79,737	4,823,291
Precision Castparts Corp.	37,255	4,347,659
Raytheon Co.	99,806	5,230,832
Rockwell Collins, Inc.	41,389	2,414,634
United Technologies Corp.	246,591	16,615,302
Aerospace & Defense Total		75,486,757
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	43,853	2,548,298
Expeditors International of Washington, Inc.	55,841	2,132,568
FedEx Corp.	82,340	6,874,566
United Parcel Service, Inc., Class B	261,405	16,405,778
Air Freight & Logistics Total		27,961,210
Airlines — 0.1%
Southwest Airlines Co.	195,702	2,434,533
Airlines Total		2,434,533

10

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.0%
Masco Corp.	94,503	1,261,615
Building Products Total		1,261,615
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	29,495	1,008,139
Cintas Corp.	34,613	899,938
Iron Mountain, Inc.	47,665	1,168,746
Pitney Bowes, Inc.	53,267	1,205,965
R.R. Donnelley & Sons Co.	54,080	1,036,173
Republic Services, Inc.	85,269	2,483,033
Stericycle, Inc. (a)	22,312	1,307,929
Waste Management, Inc.	127,637	4,149,479
Commercial Services & Supplies Total		13,259,402
Construction & Engineering — 0.2%
Fluor Corp.	47,098	2,209,838
Jacobs Engineering Group, Inc. (a)	32,846	1,371,649
Quanta Services, Inc. (a)	55,343	1,147,261
Construction & Engineering Total		4,728,748
Electrical Equipment — 0.5%
Emerson Electric Co.	198,131	9,201,204
First Solar, Inc. (a)	12,800	1,438,208
Rockwell Automation, Inc.	37,593	2,008,594
Roper Industries, Inc.	24,700	1,433,094
Electrical Equipment Total		14,081,100
Industrial Conglomerates — 2.4%
3M Co.	187,413	14,863,725
General Electric Co.	2,809,209	45,930,567
Textron, Inc.	71,808	1,484,272
Industrial Conglomerates Total		62,278,564
Machinery — 1.7%
Caterpillar, Inc.	164,483	9,993,987
Cummins, Inc.	53,036	3,605,387
Danaher Corp.	68,994	5,476,744
Deere & Co.	111,603	6,437,261
Dover Corp.	49,026	2,200,777
Eaton Corp.	43,575	3,048,071
Flowserve Corp.	14,663	1,394,451
Illinois Tool Works, Inc.	101,832	4,728,060
PACCAR, Inc.	95,863	3,930,383
Pall Corp.	30,880	1,051,464
Parker Hannifin Corp.	42,315	2,600,680

11

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Snap-On, Inc.	15,254	674,227
Machinery Total		45,141,492
Professional Services — 0.1%
Dun & Bradstreet Corp.	13,457	982,226
Equifax, Inc.	33,235	1,005,359
Robert Half International, Inc.	39,110	989,092
Professional Services Total		2,976,677
Road & Rail — 0.8%
CSX Corp.	102,660	5,363,985
Norfolk Southern Corp.	97,317	5,494,518
Ryder System, Inc.	14,029	630,463
Union Pacific Corp.	133,032	9,502,476
Road & Rail Total		20,991,442
Trading Companies & Distributors — 0.1%
Fastenal Co.	34,574	1,743,913
W.W. Grainger, Inc.	16,198	1,648,146
Trading Companies & Distributors Total		3,392,059
INDUSTRIALS TOTAL		273,993,599
INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 2.4%
Cisco Systems, Inc. (a)	1,507,463	34,912,843
Harris Corp.	34,458	1,616,425
JDS Uniphase Corp. (a)	58,848	676,752
Juniper Networks, Inc. (a)	138,347	3,682,797
Motorola, Inc. (a)	608,917	4,171,081
QUALCOMM, Inc.	442,507	15,735,549
Tellabs, Inc.	101,226	911,034
Communications Equipment Total		61,706,481
Computers & Peripherals — 4.4%
Apple, Inc. (a)	238,737	61,393,607
Dell, Inc. (a)	453,295	6,042,422
EMC Corp. (a)	540,483	10,063,794
Hewlett-Packard Co.	619,740	28,514,237
Lexmark International, Inc., Class A (a)	20,520	770,526
NetApp, Inc. (a)	90,737	3,418,970
QLogic Corp. (a)	30,003	543,654
SanDisk Corp. (a)	60,232	2,808,016
Teradata Corp. (a)	43,932	1,403,188
Western Digital Corp. (a)	60,181	2,094,901
Computers & Peripherals Total		117,053,315

12

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	91,857	2,972,493
Amphenol Corp., Class A	45,583	1,932,719
Corning, Inc.	410,379	7,152,906
FLIR Systems, Inc. (a)	40,276	1,147,463
Jabil Circuit, Inc.	50,793	695,356
Molex, Inc.	35,699	756,105
Electronic Equipment, Instruments & Components Total		14,657,042
Internet Software & Services — 1.7%
Akamai Technologies, Inc. (a)	45,262	1,797,807
eBay, Inc. (a)	297,510	6,369,689
Google, Inc., Class A (a)	63,612	30,863,270
Monster Worldwide, Inc. (a)	33,088	489,372
VeriSign, Inc. (a)	48,313	1,348,416
Yahoo!, Inc. (a)	313,345	4,806,712
Internet Software & Services Total		45,675,266
IT Services — 3.0%
Automatic Data Processing, Inc.	132,923	5,433,892
Cognizant Technology Solutions Corp., Class A (a)	78,380	3,922,135
Computer Sciences Corp. (a)	40,486	2,023,895
Fidelity National Information Services, Inc.	86,823	2,389,369
Fiserv, Inc. (a)	40,100	1,906,755
International Business Machines Corp.	341,957	42,833,534
MasterCard, Inc., Class A	25,425	5,130,002
Paychex, Inc.	84,659	2,416,168
SAIC, Inc. (a)	80,300	1,380,357
Total System Services, Inc.	51,884	757,507
Visa, Inc., Class A	117,500	8,514,050
Western Union Co.	179,722	2,868,363
IT Services Total		79,576,027
Office Electronics — 0.1%
Xerox Corp.	355,982	3,314,192
Office Electronics Total		3,314,192
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	148,597	1,273,476
Altera Corp.	78,303	1,845,602
Analog Devices, Inc.	78,365	2,285,907
Applied Materials, Inc.	353,637	4,565,454
Broadcom Corp., Class A	113,560	3,920,091

13

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Intel Corp.	1,454,412	31,153,505
KLA-Tencor Corp.	45,335	1,394,958
Linear Technology Corp.	58,896	1,646,732
LSI Corp. (a)	172,854	921,312
MEMC Electronic Materials, Inc. (a)	59,899	679,854
Microchip Technology, Inc.	48,547	1,352,034
Micron Technology, Inc. (a)	224,007	2,036,224
National Semiconductor Corp.	62,592	879,418
Novellus Systems, Inc. (a)	25,264	652,316
NVIDIA Corp. (a)	146,048	1,919,071
Teradyne, Inc. (a)	46,632	512,019
Texas Instruments, Inc.	326,994	7,985,193
Xilinx, Inc.	72,875	1,781,794
Semiconductors & Semiconductor Equipment Total		66,804,960
Software — 3.8%
Adobe Systems, Inc. (a)	137,990	4,426,719
Autodesk, Inc. (a)	60,516	1,770,698
BMC Software, Inc. (a)	48,056	1,778,553
CA, Inc.	104,067	2,107,357
Citrix Systems, Inc. (a)	48,377	2,109,721
Compuware Corp. (a)	59,871	490,344
Electronic Arts, Inc. (a)	86,010	1,420,025
Intuit, Inc. (a)	82,637	2,953,446
McAfee, Inc. (a)	41,744	1,327,459
Microsoft Corp.	2,008,891	51,829,388
Novell, Inc. (a)	91,711	534,675
Oracle Corp.	1,029,126	23,227,374
Red Hat, Inc. (a)	49,700	1,456,707
Salesforce.com, Inc. (a)	28,980	2,507,639
Symantec Corp. (a)	212,258	3,007,696
Software Total		100,947,801
INFORMATION TECHNOLOGY TOTAL		489,735,084
MATERIALS — 3.4%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	55,819	3,854,860
Airgas, Inc.	21,800	1,361,846
CF Industries Holdings, Inc.	18,276	1,253,551
Dow Chemical Co.	302,817	8,148,806
E.I. Du Pont de Nemours & Co.	237,976	8,607,592
Eastman Chemical Co.	19,175	1,157,978

14

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Ecolab, Inc.	62,245	2,939,831
FMC Corp.	19,100	1,156,505
International Flavors & Fragrances, Inc.	20,771	924,310
Monsanto Co.	143,636	7,306,763
PPG Industries, Inc.	43,703	2,800,051
Praxair, Inc.	80,677	6,260,535
Sherwin-Williams Co.	24,237	1,857,281
Sigma-Aldrich Corp.	32,109	1,710,768
Chemicals Total		49,340,677
Construction Materials — 0.1%
Vulcan Materials Co.	33,253	1,678,611
Construction Materials Total		1,678,611
Containers & Packaging — 0.2%
Ball Corp.	24,755	1,219,184
Bemis Co., Inc.	28,724	823,804
Owens-Illinois, Inc. (a)	44,439	1,347,835
Pactiv Corp. (a)	34,845	995,870
Sealed Air Corp.	41,845	872,050
Containers & Packaging Total		5,258,743
Metals & Mining — 1.1%
AK Steel Holding Corp.	28,938	432,912
Alcoa, Inc.	268,668	3,127,296
Allegheny Technologies, Inc.	25,853	1,413,642
Cliffs Natural Resources, Inc.	35,600	1,988,616
Freeport-McMoRan Copper & Gold, Inc.	123,682	8,663,924
Newmont Mining Corp.	129,300	6,958,926
Nucor Corp.	82,958	3,571,342
Titanium Metals Corp. (a)	22,262	393,370
United States Steel Corp.	37,767	1,782,980
Metals & Mining Total		28,333,008
Paper & Forest Products — 0.2%
International Paper Co.	114,042	2,649,196
MeadWestvaco Corp.	45,135	1,078,726
Weyerhaeuser Co.	55,697	2,371,578
Paper & Forest Products Total		6,099,500
MATERIALS TOTAL		90,710,539
TELECOMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,553,954	37,761,082
CenturyTel, Inc.	78,918	2,709,255

15

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Frontier Communications Corp.	82,187	653,387
Qwest Communications International, Inc.	391,744	2,052,739
Verizon Communications, Inc.	746,551	20,545,083
Windstream Corp.	120,267	1,283,249
Diversified Telecommunication Services Total		65,004,795
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	106,003	4,296,302
MetroPCS Communications, Inc. (a)	68,673	617,370
Sprint Nextel Corp. (a)	783,850	4,021,150
Wireless Telecommunication Services Total		8,934,822
TELECOMMUNICATION SERVICES TOTAL		73,939,617
UTILITIES — 3.5%
Electric Utilities — 1.8%
Allegheny Energy, Inc.	44,615	912,823
American Electric Power Co., Inc.	125,866	4,022,677
Duke Energy Corp.	344,675	5,501,013
Edison International	85,816	2,777,006
Entergy Corp.	49,822	3,740,138
Exelon Corp.	173,698	6,704,743
FirstEnergy Corp.	80,226	2,824,758
FPL Group, Inc.	108,844	5,434,581
Northeast Utilities	46,233	1,199,746
Pepco Holdings, Inc.	58,533	944,137
Pinnacle West Capital Corp.	28,311	993,999
PPL Corp.	99,247	2,561,565
Progress Energy, Inc.	74,943	2,892,050
Southern Co.	216,000	7,063,200
Electric Utilities Total		47,572,436
Gas Utilities — 0.2%
EQT Corp.	37,888	1,484,831
Nicor, Inc.	11,888	480,394
ONEOK, Inc.	27,800	1,236,266
Questar Corp.	45,967	2,062,079
Gas Utilities Total		5,263,570
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (a)	175,955	1,807,058
Constellation Energy Group, Inc.	52,987	1,874,680

16

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
NRG Energy, Inc. (a)	69,000	1,611,150
Independent Power Producers & Energy Traders Total		5,292,888
Multi-Utilities — 1.3%
Ameren Corp.	62,342	1,537,354
CenterPoint Energy, Inc.	103,414	1,408,499
CMS Energy Corp.	60,525	888,507
Consolidated Edison, Inc.	74,096	3,155,749
Dominion Resources, Inc.	157,975	6,154,706
DTE Energy Co.	43,449	1,977,364
Integrys Energy Group, Inc.	20,110	909,374
NiSource, Inc.	72,843	1,089,731
PG&E Corp.	97,745	4,056,417
Public Service Enterprise Group, Inc.	133,198	4,079,855
SCANA Corp.	29,343	1,064,857
Sempra Energy	65,046	2,992,116
TECO Energy, Inc.	56,273	875,045
Wisconsin Energy Corp.	30,828	1,510,572
Xcel Energy, Inc.	120,246	2,463,841
Multi-Utilities Total		34,163,987
UTILITIES TOTAL		92,292,881

Total Common Stocks (cost of $2,325,480,710)		2,593,079,253

	Par ($)
Short-Term Obligation — 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 03/29/13, market value $50,410,375 (repurchase proceeds $49,421,769)	49,421,000	49,421,000

Total Short-Term Obligation (cost of $49,421,000)		49,421,000

Total Investments — 99.7% (cost of $2,374,901,710)(d)(e)		2,642,500,253

Other Assets & Liabilities, Net — 0.3%		7,558,618

Net Assets — 100.0%		2,650,058,871

17

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

18

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,593,079,253	$—	$—	$2,593,079,253
Total Short-Term Obligation	—	49,421,000	—	49,421,000
Total Investments	2,593,079,253	49,421,000	—	2,642,500,253
Unrealized depreciation on futures contracts	(3,768,380)	—	—	(3,768,380)
Total	$2,589,310,873	$49,421,000	$—	$2,638,731,873

(a)	Non-income producing security.
(b)	A portion of this security with a market value of $7,557,500 is pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the three months ended May 31, 2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ameriprise Financial, Inc.	$—	$—	$—	$12,105	$2,675,917

As of May 1, 2010, this company became an affiliate of the Fund. The above table reflects activity for the period from May 1, 2010 through May 31, 2010.

Bank of America Corp.	$43,612,831	$393,237	—	$26,178	—

As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from March 1, 2010 through April 30, 2010.

(d)	Cost for federal income tax purposes is $2,374,901,710.
(e)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$728,592,515	$(460,993,972)	$267,598,543

At May 31, 2010, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
S&P 500 Index	201	$54,697,125	$58,465,505	June-2010	$(3,768,380)

19

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Large Cap Value Fund

	Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 11.2%
Auto Components — 0.1%
Dana Holding Corp. (a)	186,200	2,022,132
Auto Components Total		2,022,132
Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	570,600	20,672,838
McDonald’s Corp.	314,919	21,058,634
Starwood Hotels & Resorts Worldwide, Inc.	228,138	10,551,382
Hotels, Restaurants & Leisure Total		52,282,854
Household Durables — 0.6%
Newell Rubbermaid, Inc.	714,300	11,900,238
Household Durables Total		11,900,238
Multiline Retail — 3.1%
J.C. Penney Co., Inc.	733,600	20,166,664
Nordstrom, Inc.	277,700	11,024,690
Target Corp.	590,200	32,183,606
Multiline Retail Total		63,374,960
Specialty Retail — 3.7%
Best Buy Co., Inc.	392,900	16,600,025
Lowe’s Companies, Inc.	1,392,100	34,454,475
O’Reilly Automotive, Inc. (a)	483,887	24,687,915
Specialty Retail Total		75,742,415
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	323,800	23,436,644
Warnaco Group, Inc. (a)	48,700	2,074,133
Textiles, Apparel & Luxury Goods Total		25,510,777
CONSUMER DISCRETIONARY TOTAL		230,833,376
CONSUMER STAPLES — 6.2%
Beverages — 1.3%
Diageo PLC, ADR	449,198	27,526,854
Beverages Total		27,526,854
Food Products — 2.5%
General Mills, Inc.	506,200	36,056,626
J.M. Smucker Co.	290,900	16,063,498
Food Products Total		52,120,124
Household Products — 1.1%
Procter & Gamble Co.	367,300	22,438,357
Household Products Total		22,438,357

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.3%
Philip Morris International, Inc.	591,777	26,109,201
Tobacco Total		26,109,201
CONSUMER STAPLES TOTAL		128,194,536
ENERGY — 11.9%
Energy Equipment & Services — 1.4%
Cameron International Corp. (a)	131,100	4,745,820
Halliburton Co.	367,798	9,132,424
Schlumberger Ltd.	268,200	15,059,430
Energy Equipment & Services Total		28,937,674
Oil, Gas & Consumable Fuels — 10.5%
Anadarko Petroleum Corp.	172,600	9,032,158
Apache Corp.	229,800	20,576,292
Chevron Corp.	1,283,800	94,834,306
Occidental Petroleum Corp.	923,300	76,181,483
Williams Companies, Inc.	727,600	14,370,100
Oil, Gas & Consumable Fuels Total		214,994,339
ENERGY TOTAL		243,932,013
FINANCIALS — 23.6%
Capital Markets — 1.2%
Affiliated Managers Group, Inc. (a)	29,600	2,120,840
Goldman Sachs Group, Inc.	88,900	12,824,714
Morgan Stanley	391,400	10,610,854
Capital Markets Total		25,556,408
Commercial Banks — 9.9%
BB&T Corp.	491,900	14,875,056
Fifth Third Bancorp.	1,015,600	13,192,644
Huntington Bancshares, Inc.	359,900	2,216,984
PNC Financial Services Group, Inc.	671,779	42,154,132
SVB Financial Group (a)	50,200	2,251,972
U.S. Bancorp	2,050,582	49,131,945
Wells Fargo & Co.	2,599,614	74,582,925
Zions Bancorporation	200,500	4,801,975
Commercial Banks Total		203,207,633
Consumer Finance — 2.5%
American Express Co.	1,287,300	51,324,651
Consumer Finance Total		51,324,651
Diversified Financial Services — 3.7%
JPMorgan Chase & Co.	1,924,610	76,176,064
Diversified Financial Services Total		76,176,064

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 4.7%
ACE Ltd.	707,676	34,789,352
Assured Guaranty Ltd.	105,700	1,775,760
Axis Capital Holdings Ltd.	519,400	15,789,760
Genworth Financial, Inc., Class A (a)	132,500	2,065,675
Prudential Financial, Inc.	678,015	39,128,246
XL Capital Ltd., Class A	122,500	2,157,225
Insurance Total		95,706,018
Real Estate Investment Trusts (REITs) — 1.6%
Equity Residential Property Trust	336,600	15,190,758
Rayonier, Inc.	401,100	18,001,368
Real Estate Investment Trusts (REITs) Total		33,192,126
FINANCIALS TOTAL		485,162,900
HEALTH CARE — 8.1%
Health Care Providers & Services — 1.1%
Medco Health Solutions, Inc. (a)	406,200	23,417,430
Health Care Providers & Services Total		23,417,430
Life Sciences Tools & Services — 3.4%
Life Technologies Corp. (a)	654,200	32,749,252
Thermo Fisher Scientific, Inc. (a)	705,500	36,728,330
Life Sciences Tools & Services Total		69,477,582
Pharmaceuticals — 3.6%
Merck & Co., Inc.	644,035	21,697,539
Pfizer, Inc.	1,920,500	29,249,215
Watson Pharmaceuticals, Inc. (a)	495,300	21,872,448
Pharmaceuticals Total		72,819,202
HEALTH CARE TOTAL		165,714,214
INDUSTRIALS — 13.6%
Aerospace & Defense — 4.7%
General Dynamics Corp.	315,900	21,449,610
Honeywell International, Inc.	582,500	24,913,525
L-3 Communications Holdings, Inc.	164,900	13,625,687
United Technologies Corp.	535,080	36,053,690
Aerospace & Defense Total		96,042,512
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	287,800	18,062,328
Air Freight & Logistics Total		18,062,328
Building Products — 0.5%
Masco Corp.	768,700	10,262,145
Building Products Total		10,262,145

3

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.2%
Fluor Corp.	306,900	14,399,748
Foster Wheeler AG (a)	469,900	11,282,299
Construction & Engineering Total		25,682,047
Industrial Conglomerates — 1.4%
General Electric Co.	1,808,816	29,574,142
Industrial Conglomerates Total		29,574,142
Machinery — 4.2%
Eaton Corp.	194,800	13,626,260
Gardner Denver, Inc.	52,000	2,368,080
Illinois Tool Works, Inc.	485,800	22,555,694
Ingersoll-Rand PLC	703,100	26,232,661
Kennametal, Inc.	209,200	5,901,532
Navistar International Corp. (a)	271,702	14,720,814
Machinery Total		85,405,041
Professional Services — 0.7%
Manpower, Inc.	318,200	14,544,922
Professional Services Total		14,544,922
INDUSTRIALS TOTAL		279,573,137
INFORMATION TECHNOLOGY — 8.3%
Computers & Peripherals — 3.8%
EMC Corp. (a)	2,584,600	48,125,252
Hewlett-Packard Co.	674,500	31,033,745
Computers & Peripherals Total		79,158,997
Electronic Equipment, Instruments & Components — 0.5%
Tyco Electronics Ltd.	394,400	11,366,608
Electronic Equipment, Instruments & Components Total		11,366,608
IT Services — 1.7%
International Business Machines Corp.	203,100	25,440,306
Western Union Co.	582,300	9,293,508
IT Services Total		34,733,814
Semiconductors & Semiconductor Equipment — 1.4%
Lam Research Corp. (a)	413,283	15,646,894
Texas Instruments, Inc.	536,400	13,098,888
Semiconductors & Semiconductor Equipment Total		28,745,782

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 0.9%
Nuance Communications, Inc. (a)	1,029,700	17,540,940
Software Total		17,540,940
INFORMATION TECHNOLOGY TOTAL		171,546,141
MATERIALS — 6.6%
Chemicals — 1.9%
Celanese Corp., Series A	695,000	19,925,650
Potash Corp. of Saskatchewan, Inc.	190,300	18,875,857
Chemicals Total		38,801,507
Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	92,000	2,162,920
Containers & Packaging Total		2,162,920
Metals & Mining — 3.5%
Allegheny Technologies, Inc.	206,000	11,264,080
Freeport-McMoRan Copper & Gold, Inc.	224,190	15,704,510
Nucor Corp.	507,900	21,865,095
Schnitzer Steel Industries, Inc., Class A	42,500	2,126,700
United States Steel Corp.	413,300	19,511,893
Metals & Mining Total		70,472,278
Paper & Forest Products — 1.1%
International Paper Co.	440,800	10,239,784
Weyerhaeuser Co.	304,100	12,948,578
Paper & Forest Products Total		23,188,362
MATERIALS TOTAL		134,625,067
TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	1,516,451	36,849,759
Diversified Telecommunication Services Total		36,849,759
TELECOMMUNICATION SERVICES TOTAL		36,849,759
UTILITIES — 6.7%
Electric Utilities — 2.5%
American Electric Power Co., Inc.	1,318,900	42,152,044
Northeast Utilities	324,961	8,432,738
Electric Utilities Total		50,584,782
Multi-Utilities — 4.2%
PG&E Corp.	1,028,643	42,688,685
Sempra Energy	407,700	18,754,200
Wisconsin Energy Corp.	302,500	14,822,500

5

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Xcel Energy, Inc.	497,700	10,197,873
Multi-Utilities Total		86,463,258
UTILITIES TOTAL		137,048,040

Total Common Stocks (cost of $1,753,627,637)		2,013,479,183
Convertible Preferred Stocks — 0.9%
FINANCIALS — 0.9%
Commercial Banks — 0.3%
Fifth Third Bancorp., 8.500% (a)	40,500	5,346,000
Commercial Banks Total		5,346,000
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.500%	107,688	12,883,792
Diversified Financial Services Total		12,883,792
FINANCIALS TOTAL		18,229,792

Total Convertible Preferred Stocks (cost of $16,555,822)		18,229,792

	Par ($)
Short-Term Obligation — 0.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 03/29/13, market value $3,106,606 (repurchase proceeds $3,044,047)	3,044,000	3,044,000

Total Short-Term Obligation (cost of $3,044,000)		3,044,000

Total Investments — 99.0% (cost of $1,773,227,459)(b)(c)		2,034,752,975

Other Assets & Liabilities, Net — 1.0%		19,876,774

Net Assets — 100.0%		2,054,629,749

6

Notes to Investment Portfolio:

*   Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosures of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,013,479,183	$—	$—	$2,013,479,183
Total Convertible Preferred Stocks	18,229,792	—	—	18,229,792
Total Short-Term Obligation	—	3,044,000	—	3,044,000
Total Investments	$2,031,708,975	$3,044,000	$—	$2,034,752,975

7

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,773,227,459.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$335,885,478	$(74,359,962)	$261,525,516

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Marsico Global Fund

	Shares	Value ($)*
Common Stocks — 97.2%
CONSUMER DISCRETIONARY — 27.4%
Distributors — 3.0%
Li & Fung Ltd.	36,000	160,729
Distributors Total		160,729
Hotels, Restaurants & Leisure — 5.6%
Chipotle Mexican Grill, Inc., Class A (a)	433	61,607
Ctrip.com International Ltd., ADR (a)	900	35,451
Starwood Hotels & Resorts Worldwide, Inc.	2,000	92,500
Wynn Macau Ltd. (a)	72,127	114,707
Hotels, Restaurants & Leisure Total		304,265
Household Durables — 5.1%
Cyrela Brazil Realty SA	7,200	77,982
D.R. Horton, Inc.	4,322	52,685
Gafisa SA	6,792	40,245
Gafisa SA, ADR	4,090	48,671
PDG Realty SA Empreendimentos e Participacoes	6,400	55,031
Household Durables Total		274,614
Internet & Catalog Retail — 1.7%
Amazon.com, Inc. (a)	736	92,339
Internet & Catalog Retail Total		92,339
Media — 2.0%
Walt Disney Co.	3,230	107,947
Media Total		107,947
Multiline Retail — 1.1%
Lojas Renner SA	2,400	57,081
Multiline Retail Total		57,081
Specialty Retail — 4.6%
Inditex SA	3,720	207,284
Rue21, Inc. (a)	1,213	41,181
Specialty Retail Total		248,465
Textiles, Apparel & Luxury Goods — 4.3%
Compagnie Financiere Richemont SA	4,859	158,070
Lululemon Athletica, Inc. (a)	1,844	75,346
Textiles, Apparel & Luxury Goods Total		233,416
CONSUMER DISCRETIONARY TOTAL		1,478,856
CONSUMER STAPLES — 5.2%
Beverages — 3.3%
Anheuser-Busch InBev NV	3,730	178,427
Beverages Total		178,427

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.9%
Nestle SA, Registered Shares	2,268	102,389
Food Products Total		102,389
CONSUMER STAPLES TOTAL		280,816
ENERGY — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
OGX Petroleo e Gas Participacoes SA (a)	17,700	156,683
Range Resources Corp.	1,122	50,434
Oil, Gas & Consumable Fuels Total		207,117
ENERGY TOTAL		207,117
FINANCIALS — 29.8%
Capital Markets — 6.0%
Credit Suisse Group AG, Registered Shares	3,051	118,277
Julius Baer Group Ltd.	4,643	134,903
State Street Corp.	1,841	70,271
Capital Markets Total		323,451
Commercial Banks — 13.8%
First Midwest Bancorp, Inc.	3,865	53,607
ICICI Bank Ltd., ADR	2,100	77,259
PNC Financial Services Group, Inc.	3,664	229,916
Standard Chartered PLC	3,400	80,971
Wells Fargo & Co.	10,632	305,032
Commercial Banks Total		746,785
Diversified Financial Services — 3.1%
JPMorgan Chase & Co.	4,141	163,901
Diversified Financial Services Total		163,901
Insurance — 2.2%
Ping An Insurance Group Co. of China, Ltd., Class H	14,500	117,462
Insurance Total		117,462
Real Estate Management & Development — 4.7%
BR Malls Participacoes SA	11,500	146,107
Hang Lung Properties Ltd.	23,000	80,471

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
IFM Investments Ltd., ADR (a)	5,300	27,931
Real Estate Management & Development Total		254,509
FINANCIALS TOTAL		1,606,108
HEALTH CARE — 3.5%
Health Care Equipment & Supplies — 3.5%
Intuitive Surgical, Inc. (a)	587	189,466
Health Care Equipment & Supplies Total		189,466
HEALTH CARE TOTAL		189,466
INDUSTRIALS — 5.9%
Aerospace & Defense — 2.0%
Precision Castparts Corp.	935	109,115
Aerospace & Defense Total		109,115
Commercial Services & Supplies — 0.8%
Ritchie Bros Auctioneers, Inc.	2,134	43,491
Commercial Services & Supplies Total		43,491
Construction & Engineering — 0.4%
AECOM Technology Corp. (a)	801	20,329
Construction & Engineering Total		20,329
Electrical Equipment — 1.1%
Sensata Technologies Holding NV (a)	3,600	59,868
Electrical Equipment Total		59,868
Marine — 1.6%
Kuehne & Nagel International AG	919	86,111
Marine Total		86,111
INDUSTRIALS TOTAL		318,914
INFORMATION TECHNOLOGY — 11.9%
Communications Equipment — 0.3%
Calix, Inc. (a)	1,462	17,881
Communications Equipment Total		17,881
Computers & Peripherals — 4.4%
Apple, Inc. (a)	931	239,416
Computers & Peripherals Total		239,416
Internet Software & Services — 5.2%
Baidu, Inc., ADR (a)	410	30,016
Google, Inc., Class A (a)	344	166,902
MercadoLibre, Inc. (a)	1,100	57,057
OpenTable, Inc. (a)	646	26,699
Internet Software & Services Total		280,674
Software — 2.0%
ANSYS, Inc. (a)	819	35,815

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Nuance Communications, Inc. (a)	4,093	69,724
Software Total		105,539
INFORMATION TECHNOLOGY TOTAL		643,510
MATERIALS — 6.9%
Chemicals — 5.0%
Monsanto Co.	2,203	112,067
Novozymes A/S, Class B	1,022	108,448
Praxair, Inc.	652	50,595
Chemicals Total		271,110
Metals & Mining — 1.9%
BHP Billiton PLC	3,613	99,384
Metals & Mining Total		99,384
MATERIALS TOTAL		370,494
TELECOMMUNICATION SERVICES — 2.8%
Wireless Telecommunication Services — 2.8%
Crown Castle International Corp. (a)	4,093	151,564
Wireless Telecommunication Services Total		151,564
TELECOMMUNICATION SERVICES TOTAL		151,564

Total Common Stocks (cost of $4,876,926)		5,246,845

	Par ($)
Short-Term Obligation — 2.4%
Repurchase agreement with State Street Bank and Trust Co., dated 05/28/10, due 06/01/10 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 04/30/15, market value $137,538 (repurchase proceeds $130,001)	130,000	130,000

Total Short-Term Obligation (cost of $130,000)		130,000

Total Investments — 99.6% (cost of $5,006,926)(b)(c)		5,376,845

Other Assets & Liabilities, Net — 0.4%		23,280

Net Assets — 100.0%		5,400,125

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$838,066	$640,790	$—	$1,478,856
Consumer Staples	—	280,816	—	280,816
Energy	207,117	—	—	207,117
Financials	1,074,024	532,084	—	1,606,108
Health Care	189,466	—	—	189,466
Industrials	232,803	86,111	—	318,914
Information Technology	643,510	—	—	643,510
Materials	162,662	207,832	—	370,494
Telecommunication Services	151,564	—	—	151,564
Total Common Stocks	3,499,212	1,747,633	—	5,246,845
Total Short-Term Obligation	—	130,000	—	130,000
Total Investments	$3,499,212	$1,877,633	$—	$5,376,845

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $5,006,926.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$604,649	$(234,730)	$369,919

Acronym		Name

ADR		American Depositary Receipt

6

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Marsico 21st Century Fund

	Shares	Value ($)*
Common Stocks — 97.1%
CONSUMER DISCRETIONARY — 22.5%
Hotels, Restaurants & Leisure — 6.7%
Chipotle Mexican Grill, Inc., Class A (a)	174,032	24,761,273
Starwood Hotels & Resorts Worldwide, Inc.	1,628,480	75,317,200
Vail Resorts, Inc. (a)(b)	2,159,919	89,874,229
Wynn Resorts Ltd.	599,984	50,326,658
Hotels, Restaurants & Leisure Total		240,279,360
Household Durables — 0.9%
PDG Realty SA Empreendimentos e Participacoes	3,522,503	30,288,575
Household Durables Total		30,288,575
Internet & Catalog Retail — 2.0%
Amazon.com, Inc. (a)	558,497	70,069,034
Internet & Catalog Retail Total		70,069,034
Media — 7.5%
CBS Corp., Class B	7,852,408	114,331,060
Walt Disney Co.	4,662,244	155,812,195
Media Total		270,143,255
Specialty Retail — 5.4%
J Crew Group, Inc. (a)	2,486,462	113,482,126
Rue21, Inc. (a)	825,981	28,042,055
Williams-Sonoma, Inc.	1,792,447	53,558,316
Specialty Retail Total		195,082,497
CONSUMER DISCRETIONARY TOTAL		805,862,721
CONSUMER STAPLES — 3.0%
Beverages — 3.0%
Anheuser-Busch InBev NV	2,241,501	107,223,526
Beverages Total		107,223,526
CONSUMER STAPLES TOTAL		107,223,526
ENERGY — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Range Resources Corp.	2,107,238	94,720,348
Oil, Gas & Consumable Fuels Total		94,720,348
ENERGY TOTAL		94,720,348
FINANCIALS — 36.9%
Capital Markets — 5.2%
Jefferies Group, Inc.	4,606,494	107,469,505
State Street Corp.	2,044,441	78,036,313
Capital Markets Total		185,505,818

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 22.7%
City National Corp.	1,404,517	81,012,541
CVB Financial Corp.	2,564,154	25,462,049
First Horizon National Corp. (a)	7,348,648	91,490,668
First Midwest Bancorp, Inc.	1,924,278	26,689,736
Glacier Bancorp, Inc.	1,668,632	26,464,503
PNC Financial Services Group, Inc.	2,870,661	180,133,978
U.S. Bancorp	6,521,977	156,266,569
Wells Fargo & Co.	7,874,560	225,921,126
Commercial Banks Total		813,441,170
Diversified Financial Services — 4.0%
JPMorgan Chase & Co.	3,670,660	145,284,723
Diversified Financial Services Total		145,284,723
Real Estate Investment Trusts (REITs) — 1.1%
Colony Financial, Inc.	721,673	13,127,232
Taubman Centers, Inc.	624,267	25,276,571
Real Estate Investment Trusts (REITs) Total		38,403,803
Real Estate Management & Development — 1.7%
BR Malls Participacoes SA	1,429,500	18,161,761
Jones Lang LaSalle, Inc.	572,883	42,748,529
Real Estate Management & Development Total		60,910,290
Thrifts & Mortgage Finance — 2.2%
First Niagara Financial Group, Inc.	6,029,688	79,652,178
Thrifts & Mortgage Finance Total		79,652,178
FINANCIALS TOTAL		1,323,197,982
HEALTH CARE — 4.5%
Health Care Equipment & Supplies — 4.0%
Intuitive Surgical, Inc. (a)	444,103	143,343,125
Health Care Equipment & Supplies Total		143,343,125
Health Care Providers & Services — 0.5%
Emergency Medical Services Corp., Class A (a)	360,570	19,315,735
Health Care Providers & Services Total		19,315,735
HEALTH CARE TOTAL		162,658,860
INDUSTRIALS — 9.7%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	1,007,105	43,073,881
Precision Castparts Corp.	614,243	71,682,158
Aerospace & Defense Total		114,756,039

2

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.6%
Ritchie Bros Auctioneers, Inc.	1,011,689	20,618,222
Commercial Services & Supplies Total		20,618,222
Construction & Engineering — 0.5%
AECOM Technology Corp. (a)	680,744	17,277,283
Construction & Engineering Total		17,277,283
Electrical Equipment — 1.1%
Sensata Technologies Holding NV (a)	2,407,516	40,036,991
Electrical Equipment Total		40,036,991
Road & Rail — 4.3%
CSX Corp.	2,982,918	155,857,465
Road & Rail Total		155,857,465
INDUSTRIALS TOTAL		348,546,000
INFORMATION TECHNOLOGY — 11.9%
Computers & Peripherals — 4.7%
Apple, Inc. (a)	650,741	167,344,555
Computers & Peripherals Total		167,344,555
Internet Software & Services — 3.9%
Google, Inc., Class A (a)	260,118	126,204,051
OpenTable, Inc. (a)	377,352	15,595,958
Internet Software & Services Total		141,800,009
Software — 3.3%
ANSYS, Inc. (a)	1,316,593	57,574,612
Nuance Communications, Inc. (a)	3,585,764	61,083,490
Software Total		118,658,102
INFORMATION TECHNOLOGY TOTAL		427,802,666
MATERIALS — 2.6%
Chemicals — 2.6%
Monsanto Co.	1,841,318	93,667,847
Chemicals Total		93,667,847
MATERIALS TOTAL		93,667,847
TELECOMMUNICATION SERVICES — 3.4%
Wireless Telecommunication Services — 3.4%
Crown Castle International Corp. (a)	3,300,431	122,214,960
Wireless Telecommunication Services Total		122,214,960
TELECOMMUNICATION SERVICES TOTAL		122,214,960

Total Common Stocks (cost of $2,893,760,749)		3,485,894,910

3

	Units	Value ($)
Warrants — 0.8%
FINANCIALS — 0.8%
Diversified Financial Services — 0.8%
Bank of America Corp. Expires 10/28/18 (a)	2,408,878	8,310,629
JPMorgan Chase & Co., Expires 10/28/18 (a)	1,489,447	20,584,158
Diversified Financial Services Total		28,894,787
FINANCIALS TOTAL		28,894,787

Total Warrants (cost of $27,619,994)		28,894,787

	Par ($)
Short-Term Obligation — 2.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 08/25/14, market value $91,512,938 (repurchase proceeds $89,716,396)	89,715,000	89,715,000

Total Short-Term Obligation (cost of $89,715,000)		89,715,000

Total Investments — 100.4% (cost of $3,011,095,743)(c)(d)		3,604,504,697

Other Assets & Liabilities, Net — (0.4)%		(13,864,191)

Net Assets — 100.0%		3,590,640,506

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$805,862,721	$—	$—	$805,862,721
Consumer Staples	—	107,223,526	—	107,223,526
Energy	94,720,348	—	—	94,720,348
Financials	1,323,197,982	—	—	1,323,197,982
Health Care	162,658,860	—	—	162,658,860
Industrials	348,546,000	—	—	348,546,000
Information Technology	427,802,666	—	—	427,802,666
Materials	93,667,847	—	—	93,667,847
Telecommunication Services	122,214,960	—	—	122,214,960
Total Common Stocks	3,378,671,384	107,223,526	—	3,485,894,910
Total Warrants	28,894,787	—	—	28,894,787
Total Short-Term Obligation	—	89,715,000	—	89,715,000
Total Investments	$3,407,566,171	$196,938,526	$—	$3,604,504,697

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended May 31, 2010, are as follows:

6

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Vail Resorts, Inc.	$83,838,554	$—	$—	$—	$89,874,229

(c)	Cost for federal income tax purposes is $3,011,095,743.
(d)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$682,605,819	$(89,196,865)	$593,408,954

7

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Marsico Focused Equities Fund

	Shares	Value ($)*
Common Stocks — 99.9%
CONSUMER DISCRETIONARY — 18.1%
Hotels, Restaurants & Leisure — 5.0%
McDonald’s Corp.	1,546,989	103,447,154
Wynn Resorts Ltd.	464,892	38,995,141
Hotels, Restaurants & Leisure Total		142,442,295
Internet & Catalog Retail — 5.3%
Amazon.com, Inc. (a)	706,106	88,588,059
Priceline.com, Inc. (a)	316,884	60,575,545
Internet & Catalog Retail Total		149,163,604
Media — 3.1%
Walt Disney Co.	2,665,913	89,094,813
Media Total		89,094,813
Multiline Retail — 1.6%
Nordstrom, Inc.	1,108,671	44,014,239
Multiline Retail Total		44,014,239
Specialty Retail — 2.4%
Home Depot, Inc.	1,972,804	66,799,143
Specialty Retail Total		66,799,143
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	259,678	18,795,494
Textiles, Apparel & Luxury Goods Total		18,795,494
CONSUMER DISCRETIONARY TOTAL		510,309,588
CONSUMER STAPLES — 2.4%
Food Products — 2.4%
Mead Johnson Nutrition Co., Class A	1,357,750	66,964,230
Food Products Total		66,964,230
CONSUMER STAPLES TOTAL		66,964,230
ENERGY — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
EOG Resources, Inc.	648,379	67,976,054
Oil, Gas & Consumable Fuels Total		67,976,054
ENERGY TOTAL		67,976,054
FINANCIALS — 19.3%
Capital Markets — 2.6%
Goldman Sachs Group, Inc.	509,811	73,545,335
Capital Markets Total		73,545,335
Commercial Banks — 11.6%
ICICI Bank Ltd., ADR	862,388	31,727,255
PNC Financial Services Group, Inc.	770,526	48,350,507
U.S. Bancorp	4,261,338	102,101,658

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Wells Fargo & Co.	5,083,570	145,847,623
Commercial Banks Total		328,027,043
Consumer Finance — 1.7%
American Express Co.	1,234,365	49,214,132
Consumer Finance Total		49,214,132
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	2,425,641	96,006,871
Diversified Financial Services Total		96,006,871
FINANCIALS TOTAL		546,793,381
HEALTH CARE — 8.0%
Health Care Equipment & Supplies — 3.4%
Intuitive Surgical, Inc. (a)	301,084	97,180,883
Health Care Equipment & Supplies Total		97,180,883
Pharmaceuticals — 4.6%
Johnson & Johnson	462,832	26,983,105
Merck & Co., Inc.	3,073,888	103,559,287
Pharmaceuticals Total		130,542,392
HEALTH CARE TOTAL		227,723,275
INDUSTRIALS — 20.2%
Aerospace & Defense — 6.4%
General Dynamics Corp.	1,397,678	94,902,336
Goodrich Corp.	1,248,505	86,646,247
Aerospace & Defense Total		181,548,583
Air Freight & Logistics — 3.0%
FedEx Corp.	1,028,686	85,884,994
Air Freight & Logistics Total		85,884,994
Machinery — 3.5%
Eaton Corp.	1,395,384	97,607,111
Machinery Total		97,607,111
Road & Rail — 7.3%
Norfolk Southern Corp.	1,270,589	71,737,455
Union Pacific Corp.	1,878,554	134,185,112
Road & Rail Total		205,922,567
INDUSTRIALS TOTAL		570,963,255
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 2.9%
Cisco Systems, Inc. (a)	3,530,031	81,755,518
Communications Equipment Total		81,755,518

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 8.7%
Apple, Inc. (a)	961,398	247,233,110
Computers & Peripherals Total		247,233,110
Internet Software & Services — 6.8%
Baidu, Inc., ADR (a)	1,437,610	105,247,428
Google, Inc., Class A (a)	177,517	86,127,698
Internet Software & Services Total		191,375,126
INFORMATION TECHNOLOGY TOTAL		520,363,754
MATERIALS — 11.1%
Chemicals — 7.4%
Dow Chemical Co.	5,691,555	153,159,745
Monsanto Co.	324,364	16,500,397
Potash Corp. of Saskatchewan, Inc.	382,952	37,985,009
Chemicals Total		207,645,151
Metals & Mining — 3.7%
BHP Billiton PLC, ADR	1,927,031	105,774,731
Metals & Mining Total		105,774,731
MATERIALS TOTAL		313,419,882

Total Common Stocks (cost of $2,398,346,338)		2,824,513,419

	Par ($)
Short-Term Obligation — 1.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 10/29/12, market value $48,280,256 (repurchase proceeds $47,333,736)	47,333,000	47,333,000

Total Short-Term Obligation (cost of $47,333,000)		47,333,000

Total Investments — 101.6% (cost of $2,445,679,338)(b)(c)		2,871,846,419

Other Assets & Liabilities, Net — (1.6)%		(46,021,508)

Net Assets — 100.0%		2,825,824,911

3

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,824,513,419	$—	$—	$2,824,513,419
Total Short-Term Obligation	—	47,333,000	—	47,333,000
Total Investments	$2,824,513,419	$47,333,000	$—	$2,871,846,419

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,445,679,338.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was :

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$506,135,072	$(79,967,991)	$426,167,081

Acronym		Name

ADR		American Depositary Receipt

5

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Marsico Growth Fund

	Shares	Value ($)*
Common Stocks — 100.0%
CONSUMER DISCRETIONARY — 24.6%
Hotels, Restaurants & Leisure — 5.6%
McDonald’s Corp.	2,086,291	139,510,279
Wynn Resorts Ltd.	582,680	48,875,198
Hotels, Restaurants & Leisure Total		188,385,477
Internet & Catalog Retail — 5.1%
Amazon.com, Inc. (a)	899,117	112,803,219
Priceline.com, Inc. (a)	301,389	57,613,521
Internet & Catalog Retail Total		170,416,740
Media — 4.8%
DIRECTV, Class A (a)	1,831,324	69,022,602
Walt Disney Co.	2,752,836	91,999,779
Media Total		161,022,381
Multiline Retail — 1.1%
Nordstrom, Inc.	942,568	37,419,950
Multiline Retail Total		37,419,950
Specialty Retail — 4.3%
Home Depot, Inc.	2,384,201	80,729,046
Tiffany & Co.	737,422	33,501,081
TJX Companies, Inc.	684,578	31,120,916
Specialty Retail Total		145,351,043
Textiles, Apparel & Luxury Goods — 3.7%
NIKE, Inc., Class B	1,741,257	126,032,182
Textiles, Apparel & Luxury Goods Total		126,032,182
CONSUMER DISCRETIONARY TOTAL		828,627,773
ENERGY — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
EOG Resources, Inc.	1,071,873	112,375,165
Oil, Gas & Consumable Fuels Total		112,375,165
ENERGY TOTAL		112,375,165
FINANCIALS — 16.8%
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	526,456	75,946,543
Capital Markets Total		75,946,543
Commercial Banks — 10.7%
PNC Financial Services Group, Inc.	1,607,607	100,877,339
U.S. Bancorp	4,566,502	109,413,388
Wells Fargo & Co.	5,200,991	149,216,432
Commercial Banks Total		359,507,159

1

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.7%
American Express Co.	629,063	25,080,742
Consumer Finance Total		25,080,742
Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	2,689,773	106,461,215
Diversified Financial Services Total		106,461,215
FINANCIALS TOTAL		566,995,659
HEALTH CARE — 3.0%
Pharmaceuticals — 3.0%
Johnson & Johnson	895,496	52,207,417
Merck & Co., Inc.	1,472,605	49,612,062
Pharmaceuticals Total		101,819,479
HEALTH CARE TOTAL		101,819,479
INDUSTRIALS — 14.7%
Aerospace & Defense — 3.4%
General Dynamics Corp.	1,692,444	114,916,948
Aerospace & Defense Total		114,916,948
Air Freight & Logistics — 3.0%
FedEx Corp.	1,193,593	99,653,079
Air Freight & Logistics Total		99,653,079
Machinery — 2.0%
Danaher Corp.	843,170	66,930,835
Machinery Total		66,930,835
Road & Rail — 6.3%
Norfolk Southern Corp.	1,149,426	64,896,592
Union Pacific Corp.	2,060,841	147,205,872
Road & Rail Total		212,102,464
INDUSTRIALS TOTAL		493,603,326
INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 3.3%
Cisco Systems, Inc. (a)	4,798,242	111,127,285
Communications Equipment Total		111,127,285
Computers & Peripherals — 9.3%
Apple, Inc. (a)	942,643	242,410,074
EMC Corp. (a)	3,784,589	70,469,047
Computers & Peripherals Total		312,879,121
Internet Software & Services — 7.0%
Baidu, Inc., ADR (a)	1,789,230	130,989,528

2

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Google, Inc., Class A (a)	216,943	105,256,405
Internet Software & Services Total		236,245,933
INFORMATION TECHNOLOGY TOTAL		660,252,339
MATERIALS — 15.6%
Chemicals — 12.3%
Dow Chemical Co.	4,979,652	134,002,435
Monsanto Co.	1,010,553	51,406,831
Potash Corp. of Saskatchewan, Inc.	489,320	48,535,651
PPG Industries, Inc.	1,028,091	65,869,790
Praxair, Inc.	1,474,861	114,449,214
Chemicals Total		414,263,921
Metals & Mining — 3.3%
BHP Billiton PLC, ADR	2,046,823	112,350,115
Metals & Mining Total		112,350,115
MATERIALS TOTAL		526,614,036
TELECOMMUNICATION SERVICES — 2.4%
Wireless Telecommunication Services — 2.4%
American Tower Corp., Class A (a)	1,404,862	56,939,057
Crown Castle International Corp. (a)	618,024	22,885,428
Wireless Telecommunication Services Total		79,824,485
TELECOMMUNICATION SERVICES TOTAL		79,824,485

Total Common Stocks (cost of $2,736,366,265)		3,370,112,262
Preferred Stock — 0.5%
FINANCIALS — 0.5%
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.000%	687,425	18,216,763
Commercial Banks Total		18,216,763
FINANCIALS TOTAL		18,216,763

Total Preferred Stock (cost of $13,207,874)		18,216,763

	Par ($)
Short-Term Obligation — 3.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 07/30/12, market value $105,240,000 (repurchase proceeds $103,177,605)	103,176,000	103,176,000

Total Short-Term Obligation (cost of $103,176,000)		103,176,000

3

Total Investments — 103.6% (cost of $2,852,750,139)(b)(c)	$3,491,505,025

Other Assets & Liabilities, Net — (3.6)%	(120,385,392)

Net Assets — 100.0%	$3,371,119,633

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$3,370,112,262	$—	$—	$3,370,112,262
Total Preferred Stock	18,216,763	—	—	18,216,763
Total Short-Term Obligation	—	103,176,000	—	103,176,000
Total Investments	$3,388,329,025	$103,176,000	$—	$3,491,505,025

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,852,750,139.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$697,810,955	$(59,056,069)	$638,754,886

	Acronym	Name

	ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Marsico International Opportunities Fund

	Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 22.0%
Automobiles — 3.5%
Daimler AG, Registered Shares (a)	437,835	22,067,456
Honda Motor Co., Ltd.	503,800	15,314,414
Automobiles Total		37,381,870
Distributors — 2.1%
Li & Fung Ltd.	5,300,000	22,972,747
Distributors Total		22,972,747
Hotels, Restaurants & Leisure — 4.4%
Accor SA (a)	414,041	19,743,359
Compass Group PLC	2,133,599	16,598,275
Ctrip.com International Ltd., ADR (a)	274,166	10,799,399
Hotels, Restaurants & Leisure Total		47,141,033
Household Durables — 4.5%
Cyrela Brazil Realty SA	587,502	6,370,990
Gafisa SA	2,116,564	12,783,640
Panasonic Corp.	835,800	10,648,711
PDG Realty SA Empreendimentos e Participacoes	2,288,428	19,237,245
Household Durables Total		49,040,586
Media — 1.5%
Publicis Groupe SA	379,936	15,914,912
Media Total		15,914,912
Specialty Retail — 2.9%
Inditex SA	563,750	31,473,410
Specialty Retail Total		31,473,410
Textiles, Apparel & Luxury Goods — 3.1%
Adidas AG	313,171	15,753,428
Swatch Group AG	66,402	17,431,423
Textiles, Apparel & Luxury Goods Total		33,184,851
CONSUMER DISCRETIONARY TOTAL		237,109,409
CONSUMER STAPLES — 10.4%
Beverages — 3.5%
Anheuser-Busch InBev NV	547,450	26,438,033
Pernod-Ricard SA	144,167	10,956,019
Beverages Total		37,394,052
Food & Staples Retailing — 4.2%
FamilyMart Co., Ltd.	426,100	13,883,027
Metro AG	386,200	20,336,161
Tesco PLC	1,911,035	11,427,065
Food & Staples Retailing Total		45,646,253

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.6%
Nestle SA, Registered Shares	371,356	16,836,733
Food Products Total		16,836,733
Household Products — 1.1%
Reckitt Benckiser Group PLC	251,359	11,849,495
Household Products Total		11,849,495
CONSUMER STAPLES TOTAL		111,726,533
ENERGY — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
CNOOC Ltd.	7,861,300	12,579,857
OGX Petroleo e Gas Participacoes SA (a)	2,834,200	25,225,742
Reliance Industries Ltd., GDR (b)	251,300	11,255,727
Oil, Gas & Consumable Fuels Total		49,061,326
ENERGY TOTAL		49,061,326
FINANCIALS — 17.8%
Capital Markets — 2.0%
Credit Suisse Group AG, Registered Shares	544,738	21,162,653
Capital Markets Total		21,162,653
Commercial Banks — 11.7%
Banco Bilbao Vizcaya Argentaria SA	1,377,203	14,424,324
Barclays PLC	2,560,692	11,349,853
BNP Paribas	207,978	11,836,121
HSBC Holdings PLC	2,376,363	21,673,287
ICICI Bank Ltd., ADR	520,157	19,136,576
Mizuho Financial Group, Inc.	7,728,500	13,909,180
Standard Chartered PLC	897,053	21,333,272
Toronto-Dominion Bank	182,267	12,479,871
Commercial Banks Total		126,142,484
Insurance — 1.9%
AXA SA	727,199	12,028,041
Ping An Insurance Group Co. of China, Ltd., Class H	1,068,000	8,600,072
Insurance Total		20,628,113
Real Estate Management & Development — 2.2%
CapitaLand Ltd.	6,783,000	17,343,242

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Hang Lung Properties Ltd.	1,771,000	6,220,699
Real Estate Management & Development Total		23,563,941
FINANCIALS TOTAL		191,497,191
HEALTH CARE — 7.1%
Health Care Equipment & Supplies — 1.5%
Covidien PLC	387,585	16,429,728
Health Care Equipment & Supplies Total		16,429,728
Life Sciences Tools & Services — 1.0%
Lonza Group AG, Registered Shares	153,894	10,119,787
Life Sciences Tools & Services Total		10,119,787
Pharmaceuticals — 4.6%
Novo-Nordisk A/S, Class B	223,524	17,267,457
Teva Pharmaceutical Industries Ltd., ADR	588,898	32,283,389
Pharmaceuticals Total		49,550,846
HEALTH CARE TOTAL		76,100,361
INDUSTRIALS — 10.4%
Aerospace & Defense — 1.5%
Rolls Royce Group PLC, Class C (c)	63,471,600	92,209
Rolls-Royce Group PLC (a)	1,922,467	16,463,925
Aerospace & Defense Total		16,556,134
Building Products — 0.5%
Daikin Industries Ltd.	171,324	5,640,296
Building Products Total		5,640,296
Electrical Equipment — 1.9%
Schneider Electric SA	203,238	20,484,422
Electrical Equipment Total		20,484,422
Industrial Conglomerates — 2.0%
Siemens AG, Registered Shares	236,562	21,525,438
Industrial Conglomerates Total		21,525,438
Road & Rail — 1.8%
Canadian National Railway Co.	328,419	18,841,398
Road & Rail Total		18,841,398
Trading Companies & Distributors — 2.7%
Marubeni Corp.	4,213,000	23,440,231
Noble Group Ltd.	4,761,545	6,155,335
Trading Companies & Distributors Total		29,595,566
INDUSTRIALS TOTAL		112,643,254
INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 3.5%
HTC Corp.	918,000	12,490,772

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Research In Motion Ltd. (a)	416,621	25,288,895
Communications Equipment Total		37,779,667
Electronic Equipment, Instruments & Components — 1.8%
HON HAI Precision Industry Co., Ltd.	5,179,390	20,169,974
Electronic Equipment, Instruments & Components Total		20,169,974
Internet Software & Services — 1.6%
Baidu, Inc., ADR (a)	164,150	12,017,422
Tencent Holdings Ltd.	278,600	5,388,518
Internet Software & Services Total		17,405,940
Office Electronics — 1.6%
Canon, Inc.	413,000	16,973,224
Office Electronics Total		16,973,224
Semiconductors & Semiconductor Equipment — 1.7%
Infineon Technologies AG (a)	1,917,269	10,985,506
Sumco Corp. (a)	396,500	7,188,126
Semiconductors & Semiconductor Equipment Total		18,173,632
Software — 2.8%
Autonomy Corp. PLC (a)	684,302	17,416,970
Nintendo Co., Ltd.	42,800	12,625,119
Software Total		30,042,089
INFORMATION TECHNOLOGY TOTAL		140,544,526
MATERIALS — 9.2%
Chemicals — 5.7%
BASF SE	610,415	32,311,502
Novozymes A/S, Class B	80,072	8,587,129
Syngenta AG, Registered Shares	95,100	21,130,591
Chemicals Total		62,029,222
Metals & Mining — 3.5%
Teck Resources Ltd., Class B (a)	254,037	8,858,204
ThyssenKrupp AG	425,206	11,470,778

4

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Vale SA, ADR	630,099	17,132,392
Metals & Mining Total		37,461,374
MATERIALS TOTAL		99,490,596
TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
Millicom International Cellular SA	140,049	11,194,116
Wireless Telecommunication Services Total		11,194,116
TELECOMMUNICATION SERVICES TOTAL		11,194,116
UTILITIES — 1.1%
Electric Utilities — 1.1%
Tokyo Electric Power Co., Inc.	466,200	11,546,923
Electric Utilities Total		11,546,923
UTILITIES TOTAL		11,546,923

Total Common Stocks (cost of $980,342,033)		1,040,914,235
Preferred Stock — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Media — 0.5%
NET Servicos de Comunicacao SA (a)	526,600	5,363,585
Media Total		5,363,585
CONSUMER DISCRETIONARY TOTAL		5,363,585

Total Preferred Stock (cost of $6,944,306)		5,363,585

	Par ($)
Short-Term Obligation — 0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 04/15/14, market value $8,135,475 (repurchase proceeds $7,974,124)	7,974,000	7,974,000

Total Short-Term Obligation (cost of $7,974,000)		7,974,000

Total Investments — 97.8% (cost of $995,260,339)(d)(e)		1,054,251,820

Other Assets & Liabilities, Net — 2.2%		23,796,277

Net Assets — 100.0%		1,078,048,097

5

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds’ net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

6

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$49,191,274	$187,918,135	$—	$237,109,409
Consumer Staples	—	111,726,533	—	111,726,533
Energy	36,481,469	12,579,857	—	49,061,326
Financials	31,616,447	159,880,744	—	191,497,191
Health Care	48,713,117	27,387,244	—	76,100,361
Industrials	18,841,398	93,709,647	92,209	112,643,254
Information Technology	37,306,317	103,238,209	—	140,544,526
Materials	25,990,596	73,500,000	—	99,490,596
Telecommunication Services	11,194,116	—	—	11,194,116
Utilities	—	11,546,923	—	11,546,923
Total Common Stocks	259,334,734	781,487,292	92,209	1,040,914,235
Total Preferred Stock	5,363,585	—	—	5,363,585
Total Short-Term Obligation	—	7,974,000	—	7,974,000
Total Investments	$264,698,319	$789,461,292	$92,209	$1,054,251,820

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

7

The following table reconciles asset balances for the three month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010
Common Stocks
Industrials	$—	$—	$(5,363)	$97,572	$—	$—	$—	$92,209

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $5,363.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At May 31, 2010, this security which is not illiquid, amounted to $11,255,727, which represents 1.0% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the value of this security amounted to $92,209, which represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $995,260,339.
(e)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$113,297,891	$(54,306,410)	$58,991,481

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

8

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Mid Cap Index Fund

	Shares	Value ($)*
Common Stocks — 96.5%
CONSUMER DISCRETIONARY — 14.3%
Auto Components — 0.7%
BorgWarner, Inc. (a)	247,800	9,233,028
Gentex Corp.	294,450	5,794,776
Auto Components Total		15,027,804
Automobiles — 0.1%
Thor Industries, Inc.	82,825	2,415,177
Automobiles Total		2,415,177
Distributors — 0.2%
LKQ Corp. (a)	299,700	5,520,474
Distributors Total		5,520,474
Diversified Consumer Services — 1.6%
Career Education Corp. (a)	144,350	4,041,800
Corinthian Colleges, Inc. (a)	185,900	2,489,201
ITT Educational Services, Inc. (a)	63,125	6,371,837
Matthews International Corp., Class A	64,300	2,082,034
Regis Corp.	121,075	2,226,569
Service Corp. International	538,400	4,597,936
Sotheby’s	142,725	4,638,563
Strayer Education, Inc.	29,600	7,104,000
Diversified Consumer Services Total		33,551,940
Hotels, Restaurants & Leisure — 2.4%
Bally Technologies, Inc. (a)	117,000	4,972,500
Bob Evans Farms, Inc.	64,625	1,876,710
Boyd Gaming Corp. (a)	116,800	1,538,256
Brinker International, Inc.	217,162	3,861,141
Burger King Holdings, Inc.	194,900	3,705,049
Cheesecake Factory, Inc. (a)	128,000	3,264,000
Chipotle Mexican Grill, Inc., Class A (a)	66,900	9,518,532
International Speedway Corp., Class A	64,725	1,805,180
Life Time Fitness, Inc. (a)	87,800	3,258,258
Panera Bread Co., Class A (a)	67,400	5,447,942
Scientific Games Corp., Class A (a)	137,700	1,407,294
Wendy’s/Arby’s Group, Inc., Class A	733,700	3,308,987
WMS Industries, Inc. (a)	111,400	5,161,162
Hotels, Restaurants & Leisure Total		49,125,011
Household Durables — 1.7%
American Greetings Corp., Class A	83,650	1,972,467
KB Home	156,800	2,270,464
M.D.C. Holdings, Inc.	79,800	2,504,124
Mohawk Industries, Inc. (a)	118,950	6,680,232

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
NVR, Inc. (a)	12,917	8,851,762
Ryland Group, Inc.	92,950	1,728,870
Toll Brothers, Inc. (a)	297,450	6,267,271
Tupperware Brands Corp.	133,675	5,679,851
Household Durables Total		35,955,041
Internet & Catalog Retail — 0.5%
NetFlix, Inc. (a)	89,600	9,959,040
Internet & Catalog Retail Total		9,959,040
Media — 0.7%
DreamWorks Animation SKG, Inc., Class A (a)	160,500	4,765,245
Harte-Hanks, Inc.	80,825	1,104,070
John Wiley & Sons, Inc., Class A	90,800	3,595,680
Lamar Advertising Co., Class A (a)	113,100	3,333,057
Scholastic Corp.	54,100	1,414,715
Media Total		14,212,767
Multiline Retail — 0.8%
99 Cents Only Stores (a)	96,551	1,475,299
Dollar Tree, Inc. (a)	187,050	11,707,459
Saks, Inc. (a)	338,175	3,104,447
Multiline Retail Total		16,287,205
Specialty Retail — 4.4%
Aaron’s, Inc.	172,650	3,449,547
Advance Auto Parts, Inc.	195,500	10,119,080
Aeropostale, Inc. (a)	209,987	5,818,740
American Eagle Outfitters, Inc.	440,399	5,769,227
AnnTaylor Stores Corp. (a)	124,425	2,693,801
Barnes & Noble, Inc.	83,950	1,698,309
CarMax, Inc. (a)	472,350	10,264,165
Chico’s FAS, Inc.	377,200	4,613,156
Coldwater Creek, Inc. (a)	122,900	766,896
Collective Brands, Inc. (a)	135,900	3,041,442
Dick’s Sporting Goods, Inc. (a)	189,500	5,402,645
Dress Barn, Inc. (a)	126,800	3,473,052
Foot Locker, Inc.	331,725	4,946,020
Guess?, Inc.	123,300	4,684,167
J Crew Group, Inc. (a)	118,600	5,412,904
PETsMART, Inc.	261,900	8,317,944
Rent-A-Center, Inc. (a)	139,325	3,374,451

2

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Williams-Sonoma, Inc.	225,025	6,723,747
Specialty Retail Total		90,569,293
Textiles, Apparel & Luxury Goods — 1.2%
Fossil, Inc. (a)	102,200	3,832,500
Hanesbrands, Inc. (a)	202,200	5,516,016
Phillips-Van Heusen Corp.	120,200	6,578,546
Timberland Co., Class A (a)	92,450	1,775,964
Under Armour, Inc., Class A (a)	80,000	2,695,200
Warnaco Group, Inc. (a)	96,800	4,122,712
Textiles, Apparel & Luxury Goods Total		24,520,938
CONSUMER DISCRETIONARY TOTAL		297,144,690
CONSUMER STAPLES — 3.6%
Beverages — 0.3%
Hansen Natural Corp. (a)	149,500	5,837,975
Beverages Total		5,837,975
Food & Staples Retailing — 0.4%
BJ’s Wholesale Club, Inc. (a)	118,050	4,730,264
Ruddick Corp.	86,750	2,864,485
Food & Staples Retailing Total		7,594,749
Food Products — 1.5%
Corn Products International, Inc.	159,200	5,309,320
Flowers Foods, Inc.	163,300	4,035,143
Green Mountain Coffee Roasters, Inc. (a)	222,300	5,257,395
Lancaster Colony Corp.	41,225	2,253,358
Ralcorp Holdings, Inc. (a)	116,000	6,968,120
Smithfield Foods, Inc. (a)	299,625	5,165,535
Tootsie Roll Industries, Inc.	57,166	1,431,437
Food Products Total		30,420,308
Household Products — 0.9%
Church & Dwight Co., Inc.	149,700	9,851,757
Energizer Holdings, Inc. (a)	147,975	8,314,715
Household Products Total		18,166,472
Personal Products — 0.4%
Alberto-Culver Co.	181,400	4,992,128
NBTY, Inc. (a)	134,000	4,588,160
Personal Products Total		9,580,288

3

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.1%
Universal Corp.	51,925	2,122,175
Tobacco Total		2,122,175
CONSUMER STAPLES TOTAL		73,721,967
ENERGY — 5.5%
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc. (a)	120,100	3,260,715
Exterran Holdings, Inc. (a)	132,499	3,378,724
Helix Energy Solutions Group, Inc. (a)	194,600	2,119,194
Oceaneering International, Inc. (a)	116,400	5,385,828
Patterson-UTI Energy, Inc.	325,525	4,567,116
Pride International, Inc. (a)	372,125	9,217,536
Superior Energy Services, Inc. (a)	166,400	3,620,864
Tidewater, Inc.	109,575	4,581,331
Unit Corp. (a)	85,700	3,504,273
Energy Equipment & Services Total		39,635,581
Oil, Gas & Consumable Fuels — 3.6%
Arch Coal, Inc.	344,350	7,420,742
Bill Barrett Corp. (a)	82,000	2,669,920
Cimarex Energy Co.	177,700	13,057,396
Comstock Resources, Inc. (a)	99,800	2,978,032
Forest Oil Corp. (a)	238,250	6,346,980
Frontier Oil Corp.	221,900	3,086,629
Mariner Energy, Inc. (a)	215,700	4,611,666
Newfield Exploration Co. (a)	281,600	14,660,096
Overseas Shipholding Group, Inc.	56,025	2,167,607
Patriot Coal Corp. (a)	159,900	2,665,533
Plains Exploration & Production Co. (a)	295,425	6,528,893
Quicksilver Resources, Inc. (a)	250,900	3,063,489
Southern Union Co.	263,700	5,740,749
Oil, Gas & Consumable Fuels Total		74,997,732
ENERGY TOTAL		114,633,313
FINANCIALS — 20.1%
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	93,500	6,699,275
Apollo Investment Corp.	405,200	4,226,236
Eaton Vance Corp.	249,100	7,445,599
Greenhill & Co., Inc.	43,500	3,014,115
Jefferies Group, Inc.	258,150	6,022,639
Raymond James Financial, Inc.	210,280	5,944,616

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
SEI Investments Co.	273,600	5,770,224
Waddell & Reed Financial, Inc., Class A	180,850	4,848,588
Capital Markets Total		43,971,292
Commercial Banks — 3.7%
Associated Banc Corp.	366,062	4,916,213
Bancorpsouth, Inc.	155,400	3,013,206
Bank of Hawaii Corp.	101,775	4,888,253
Cathay General Bancorp	166,400	1,833,728
City National Corp.	91,850	5,297,908
Commerce Bancshares, Inc.	154,673	5,749,195
Cullen/Frost Bankers, Inc.	127,250	6,983,480
FirstMerit Corp.	219,374	4,089,131
Fulton Financial Corp.	420,100	4,179,995
International Bancshares Corp.	109,700	2,166,575
PacWest Bancorp	63,100	1,315,004
Prosperity Bancshares, Inc.	98,700	3,557,148
SVB Financial Group (a)	87,600	3,929,736
Synovus Financial Corp.	1,582,300	4,683,608
TCF Financial Corp.	261,425	4,219,400
Trustmark Corp.	120,100	2,686,637
Valley National Bancorp	340,824	4,928,315
Webster Financial Corp.	141,275	2,705,416
Westamerica Bancorporation	61,950	3,448,757
Wilmington Trust Corp.	187,225	2,823,353
Commercial Banks Total		77,415,058
Consumer Finance — 0.2%
AmeriCredit Corp. (a)	204,250	4,415,885
Consumer Finance Total		4,415,885
Diversified Financial Services — 0.3%
MSCI, Inc., Class A (a)	222,500	6,597,125
Diversified Financial Services Total		6,597,125
Insurance — 4.5%
American Financial Group, Inc.	161,650	4,510,035
Arthur J. Gallagher & Co.	217,200	5,362,668
Brown & Brown, Inc.	250,050	4,900,980
Everest Re Group Ltd.	125,725	9,137,693
Fidelity National Financial, Inc., Class A	488,300	7,041,286
First American Corp.	219,325	7,463,630
Hanover Insurance Group, Inc.	95,275	4,144,463
HCC Insurance Holdings, Inc.	242,875	6,088,876

5

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Horace Mann Educators Corp.	83,150	1,278,016
Mercury General Corp.	75,500	3,262,355
Old Republic International Corp.	510,133	7,070,443
Protective Life Corp.	181,400	3,903,728
Reinsurance Group of America, Inc.	154,700	7,266,259
Stancorp Financial Group, Inc.	100,150	4,285,418
Transatlantic Holdings, Inc.	136,500	6,419,595
Unitrin, Inc.	105,775	2,823,135
W.R. Berkley Corp.	272,070	7,416,628
Insurance Total		92,375,208
Real Estate Investment Trusts (REITs) — 7.5%
Alexandria Real Estate Equities, Inc.	93,900	6,157,962
AMB Property Corp.	349,525	9,063,183
BRE Properties, Inc.	131,800	5,385,348
Camden Property Trust	136,000	6,207,040
Corporate Office Properties Trust SBI MD	123,700	4,689,467
Cousins Properties, Inc.	213,803	1,648,421
Duke Realty Corp.	475,200	5,645,376
Equity One, Inc.	74,500	1,279,165
Essex Property Trust, Inc.	61,700	6,492,691
Federal Realty Investment Trust	129,800	9,566,260
Highwoods Properties, Inc.	151,300	4,457,298
Hospitality Properties Trust	261,475	5,883,188
Liberty Property Trust	239,025	7,364,360
Macerich Co.	271,090	11,212,282
Mack-Cali Realty Corp.	167,875	5,536,518
Nationwide Health Properties, Inc.	248,900	8,833,461
OMEGA Healthcare Investors, Inc.	188,100	3,735,666
Potlatch Corp.	84,431	2,941,576
Rayonier, Inc.	169,385	7,601,999
Realty Income Corp.	221,300	6,891,282
Regency Centers Corp.	172,900	6,354,075
Senior Housing Properties Trust	270,000	5,626,800
SL Green Realty Corp.	165,000	10,277,850
UDR, Inc.	329,540	6,699,548
Weingarten Realty Investors	221,500	4,620,490
Real Estate Investment Trusts (REITs) Total		154,171,306

6

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	88,900	6,633,718
Real Estate Management & Development Total		6,633,718
Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.	174,300	2,593,584
First Niagara Financial Group, Inc.	444,063	5,866,072
New York Community Bancorp, Inc.	918,203	14,737,158
NewAlliance Bancshares, Inc.	224,800	2,645,896
Washington Federal, Inc.	238,327	4,118,291
Thrifts & Mortgage Finance Total		29,961,001
FINANCIALS TOTAL		415,540,593
HEALTH CARE — 11.8%
Biotechnology — 1.3%
OSI Pharmaceuticals, Inc. (a)	123,600	7,092,168
United Therapeutics Corp. (a)	101,900	5,219,318
Vertex Pharmaceuticals, Inc. (a)	425,075	14,703,344
Biotechnology Total		27,014,830
Health Care Equipment & Supplies — 3.8%
Beckman Coulter, Inc.	148,100	8,506,864
Edwards Lifesciences Corp. (a)	239,700	12,112,041
Gen-Probe, Inc. (a)	104,000	4,571,840
Hill-Rom Holdings, Inc.	133,300	3,716,404
Hologic, Inc. (a)	547,800	8,162,220
IDEXX Laboratories, Inc. (a)	123,100	7,784,844
Immucor, Inc. (a)	148,100	2,908,684
Kinetic Concepts, Inc. (a)	131,500	5,444,100
Masimo Corp.	110,600	2,448,684
ResMed, Inc. (a)	159,300	10,018,377
STERIS Corp.	125,325	3,989,095
Teleflex, Inc.	84,250	4,724,740
Thoratec Corp. (a)	121,000	5,308,270
Health Care Equipment & Supplies Total		79,696,163
Health Care Providers & Services — 3.7%
Community Health Systems, Inc. (a)	197,350	7,692,703
Health Management Associates, Inc., Class A (a)	529,600	4,925,280
Health Net, Inc. (a)	212,325	5,233,811
Henry Schein, Inc. (a)	192,250	10,844,822
Kindred Healthcare, Inc. (a)	82,900	1,285,779
LifePoint Hospitals, Inc. (a)	116,200	4,123,938
Lincare Holdings, Inc. (a)	139,300	6,522,026
Mednax, Inc. (a)	99,900	5,649,345

7

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Omnicare, Inc.	254,925	6,401,167
Owens & Minor, Inc.	133,350	3,983,165
Psychiatric Solutions, Inc. (a)	119,200	3,859,696
Universal Health Services, Inc., Class B	205,500	8,709,090
VCA Antech, Inc. (a)	181,200	4,722,072
WellCare Health Plans, Inc. (a)	89,700	2,445,222
Health Care Providers & Services Total		76,398,116
Life Sciences Tools & Services — 1.8%
Affymetrix, Inc. (a)	150,300	984,465
Bio-Rad Laboratories, Inc., Class A (a)	40,800	3,817,656
Charles River Laboratories International, Inc. (a)	139,650	4,683,861
Covance, Inc. (a)	136,050	7,177,998
Mettler-Toledo International, Inc. (a)	71,600	8,200,348
Pharmaceutical Product Development, Inc.	251,100	6,739,524
Techne Corp.	79,100	4,789,505
Life Sciences Tools & Services Total		36,393,357
Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	248,600	5,205,684
Medicis Pharmaceutical Corp., Class A	122,900	2,850,051
Perrigo Co.	170,525	10,130,890
Valeant Pharmaceuticals International (a)	137,275	6,380,542
Pharmaceuticals Total		24,567,167
HEALTH CARE TOTAL		244,069,633
INDUSTRIALS — 13.9%
Aerospace & Defense — 0.5%
Alliant Techsystems, Inc. (a)	69,975	4,813,580
BE Aerospace, Inc. (a)	216,600	5,874,192
Aerospace & Defense Total		10,687,772
Airlines — 0.4%
AirTran Holdings, Inc. (a)	285,650	1,611,066
Alaska Air Group, Inc. (a)	75,550	3,528,185
JetBlue Airways Corp. (a)	439,480	2,724,776
Airlines Total		7,864,027
Building Products — 0.2%
Lennox International, Inc.	103,800	4,645,050
Building Products Total		4,645,050

8

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 1.6%
Brink’s Co.	101,475	2,300,438
Clean Harbors, Inc. (a)	48,400	3,068,076
Copart, Inc. (a)	142,675	5,122,032
Corrections Corp. of America (a)	245,800	4,891,420
Deluxe Corp.	108,600	2,331,642
Herman Miller, Inc.	118,525	2,279,236
HNI Corp.	95,625	2,931,863
Mine Safety Appliances Co.	64,000	1,751,040
Rollins, Inc.	92,677	1,970,313
Waste Connections, Inc. (a)	166,700	5,869,507
Commercial Services & Supplies Total		32,515,567
Construction & Engineering — 1.4%
AECOM Technology Corp. (a)	241,600	6,131,808
Granite Construction, Inc.	71,275	2,113,304
KBR, Inc.	340,100	7,475,398
Shaw Group, Inc. (a)	177,200	6,044,292
URS Corp. (a)	178,000	7,935,240
Construction & Engineering Total		29,700,042
Electrical Equipment — 1.3%
AMETEK, Inc.	228,725	9,286,235
Hubbell, Inc., Class B	126,625	5,400,556
Regal-Beloit Corp.	79,400	4,787,026
Thomas & Betts Corp. (a)	111,500	4,274,910
Woodward Governor Co.	120,300	3,452,610
Electrical Equipment Total		27,201,337
Industrial Conglomerates — 0.2%
Carlisle Companies, Inc.	127,500	4,958,475
Industrial Conglomerates Total		4,958,475
Machinery — 5.2%
AGCO Corp. (a)	195,975	5,638,201
Bucyrus International, Inc.	171,400	9,180,184
Crane Co.	99,300	3,230,229
Donaldson Co., Inc.	163,700	7,063,655
Federal Signal Corp.	103,225	702,962
Graco, Inc.	127,387	4,036,894
Harsco Corp.	170,200	4,631,142
IDEX Corp.	171,700	5,243,718
Joy Global, Inc.	218,200	11,128,200
Kennametal, Inc.	172,800	4,874,688
Lincoln Electric Holdings, Inc.	90,400	5,044,320

9

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Nordson Corp.	71,525	4,765,711
Oshkosh Corp. (a)	189,700	6,740,041
Pentair, Inc.	208,475	7,163,201
SPX Corp.	105,625	6,242,437
Terex Corp. (a)	229,500	4,993,920
Timken Co.	168,400	4,848,236
Trinity Industries, Inc.	167,900	3,668,615
Valmont Industries, Inc.	42,300	3,351,006
Wabtec Corp.	100,900	4,374,015
Machinery Total		106,921,375
Marine — 0.4%
Alexander & Baldwin, Inc.	87,000	2,800,530
Kirby Corp. (a)	114,100	4,498,963
Marine Total		7,299,493
Professional Services — 1.0%
Corporate Executive Board Co.	72,400	2,345,036
FTI Consulting, Inc. (a)	98,500	4,211,860
Korn/Ferry International (a)	97,025	1,356,410
Manpower, Inc.	173,475	7,929,542
Navigant Consulting, Inc. (a)	106,000	1,284,720
Towers Watson & Co., Class A	90,400	4,158,400
Professional Services Total		21,285,968
Road & Rail — 1.2%
Con-way, Inc.	113,950	3,876,579
J.B. Hunt Transport Services, Inc.	186,150	6,427,760
Kansas City Southern (a)	215,700	8,233,269
Landstar System, Inc.	106,500	4,466,610
Werner Enterprises, Inc.	93,143	2,099,443
Road & Rail Total		25,103,661
Trading Companies & Distributors — 0.5%
GATX Corp.	97,675	2,823,784
MSC Industrial Direct Co., Class A	93,800	4,853,212
United Rentals, Inc. (a)	127,550	1,549,733
Trading Companies & Distributors Total		9,226,729
INDUSTRIALS TOTAL		287,409,496
INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 1.7%
ADC Telecommunications, Inc. (a)	205,500	1,697,430
Adtran, Inc.	118,575	3,252,512
Ciena Corp. (a)	196,200	3,054,834

10

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
CommScope, Inc. (a)	199,853	5,635,855
F5 Networks, Inc. (a)	168,500	11,850,605
Palm, Inc. (a)	355,200	2,024,640
Plantronics, Inc.	102,325	3,063,610
Polycom, Inc. (a)	178,300	5,354,349
Communications Equipment Total		35,933,835
Computers & Peripherals — 0.4%
Diebold, Inc.	140,525	4,072,414
NCR Corp. (a)	337,400	4,480,672
Computers & Peripherals Total		8,553,086
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc. (a)	253,975	6,928,438
Avnet, Inc. (a)	321,550	9,234,916
Ingram Micro, Inc., Class A (a)	346,800	5,881,728
Itron, Inc. (a)	85,100	5,672,766
National Instruments Corp.	121,262	3,903,424
Tech Data Corp. (a)	107,850	4,384,102
Trimble Navigation Ltd. (a)	255,800	7,349,134
Vishay Intertechnology, Inc. (a)	395,575	3,579,954
Electronic Equipment, Instruments & Components Total		46,934,462
Internet Software & Services — 0.8%
AOL, Inc. (a)	225,800	4,658,254
Digital River, Inc. (a)	81,900	2,255,526
Equinix, Inc. (a)	95,200	8,759,352
ValueClick, Inc. (a)	177,000	2,058,510
Internet Software & Services Total		17,731,642
IT Services — 2.6%
Acxiom Corp. (a)	167,775	2,920,963
Alliance Data Systems Corp. (a)	111,425	7,873,290
Broadridge Financial Solutions, Inc.	285,600	5,460,672
Convergys Corp. (a)	261,100	2,851,212
DST Systems, Inc.	81,800	3,134,576
Gartner, Inc. (a)	128,125	3,171,094
Global Payments, Inc.	172,700	7,286,213
Hewitt Associates, Inc., Class A (a)	177,300	6,604,425
Lender Processing Services, Inc.	202,400	6,869,456
Mantech International Corp., Class A (a)	47,200	2,182,056
NeuStar, Inc., Class A (a)	157,800	3,375,342
SRA International, Inc., Class A (a)	91,400	1,971,498
IT Services Total		53,700,797

11

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 0.2%
Zebra Technologies Corp., Class A (a)	124,675	3,428,563
Office Electronics Total		3,428,563
Semiconductors & Semiconductor Equipment — 2.5%
Atmel Corp. (a)	965,750	4,930,154
Cree, Inc. (a)	225,075	14,938,228
Fairchild Semiconductor International, Inc. (a)	263,450	2,634,500
Integrated Device Technology, Inc. (a)	351,292	2,051,545
International Rectifier Corp. (a)	150,675	3,158,148
Intersil Corp., Class A	260,700	3,469,917
Lam Research Corp. (a)	271,075	10,262,900
RF Micro Devices, Inc. (a)	568,900	2,730,720
Semtech Corp. (a)	130,700	2,301,627
Silicon Laboratories, Inc. (a)	97,375	4,423,746
Semiconductors & Semiconductor Equipment Total		50,901,485
Software — 4.0%
ACI Worldwide, Inc. (a)	72,100	1,377,831
Advent Software, Inc. (a)	33,225	1,436,649
ANSYS, Inc. (a)	190,400	8,326,192
Cadence Design Systems, Inc. (a)	569,675	3,816,822
FactSet Research Systems, Inc.	88,900	6,049,645
Fair Isaac Corp.	98,500	2,285,200
Informatica Corp. (a)	191,900	4,951,020
Jack Henry & Associates, Inc.	179,125	4,306,165
Mentor Graphics Corp. (a)	220,175	2,021,207
Micros Systems, Inc. (a)	168,800	5,772,960
Parametric Technology Corp. (a)	248,300	4,091,984
Quest Software, Inc. (a)	132,700	2,568,409
Rovi Corp. (a)	220,800	8,244,672
Solera Holdings, Inc.	148,100	5,136,108
Sybase, Inc. (a)	184,075	11,841,545
Synopsys, Inc. (a)	310,625	6,653,587
TIBCO Software, Inc. (a)	353,000	4,027,730
Software Total		82,907,726
INFORMATION TECHNOLOGY TOTAL		300,091,596
MATERIALS — 6.5%
Chemicals — 3.3%
Albemarle Corp.	193,550	8,334,263

12

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Ashland, Inc.	165,400	8,867,094
Cabot Corp.	138,525	3,880,085
Cytec Industries, Inc.	103,375	4,417,214
Intrepid Potash, Inc. (a)	87,500	2,157,750
Lubrizol Corp.	144,900	12,833,793
Minerals Technologies, Inc.	39,700	2,121,965
NewMarket Corp.	24,900	2,563,704
Olin Corp.	166,425	3,190,367
RPM International, Inc.	274,500	5,437,845
Scotts Miracle-Gro Co., Class A	95,950	4,263,059
Sensient Technologies Corp.	104,300	2,888,067
Valspar Corp.	210,950	6,617,501
Chemicals Total		67,572,707
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	96,075	8,957,072
Construction Materials Total		8,957,072
Containers & Packaging — 1.6%
AptarGroup, Inc.	143,800	5,731,868
Greif, Inc., Class A	72,900	3,994,920
Packaging Corp. of America	218,375	4,834,823
Rock-Tenn Co., Class A	82,100	4,224,866
Silgan Holdings, Inc.	113,600	3,241,008
Sonoco Products Co.	212,500	6,568,375
Temple-Inland, Inc.	227,900	4,815,527
Containers & Packaging Total		33,411,387
Metals & Mining — 1.1%
Carpenter Technology Corp.	93,200	3,626,412
Commercial Metals Co.	239,300	3,725,901
Reliance Steel & Aluminum Co.	136,100	6,248,351
Steel Dynamics, Inc.	458,500	6,726,195
Worthington Industries, Inc.	129,200	1,901,824
Metals & Mining Total		22,228,683
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	268,900	2,285,650
Paper & Forest Products Total		2,285,650
MATERIALS TOTAL		134,455,499
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.3%
Cincinnati Bell, Inc. (a)	426,275	1,355,555
tw telecom, Inc. (a)	318,300	5,567,067
Diversified Telecommunication Services Total		6,922,622

13

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.5%
Syniverse Holdings, Inc. (a)	147,100	2,911,109
Telephone & Data Systems, Inc.	195,241	6,419,524
Wireless Telecommunication Services Total		9,330,633
TELECOMMUNICATION SERVICES TOTAL		16,253,255
UTILITIES — 5.5%
Electric Utilities — 1.7%
Cleco Corp.	128,200	3,393,454
DPL, Inc.	253,825	6,355,778
Great Plains Energy, Inc.	286,854	5,034,288
Hawaiian Electric Industries, Inc.	195,100	4,284,396
IDACORP, Inc.	101,600	3,357,880
NV Energy, Inc.	497,700	5,867,883
PNM Resources, Inc.	183,750	2,267,475
Westar Energy, Inc.	231,125	5,084,750
Electric Utilities Total		35,645,904
Gas Utilities — 1.7%
AGL Resources, Inc.	164,325	5,997,863
Atmos Energy Corp.	197,200	5,348,064
Energen Corp.	152,100	6,733,467
National Fuel Gas Co.	171,875	8,353,125
UGI Corp.	230,700	6,030,498
WGL Holdings, Inc.	106,625	3,609,256
Gas Utilities Total		36,072,273
Independent Power Producers & Energy Traders — 0.2%
Black Hills Corp.	82,400	2,364,056
Dynegy, Inc. (a)	213,840	1,118,383
Independent Power Producers & Energy Traders Total		3,482,439
Multi-Utilities — 1.7%
Alliant Energy Corp.	234,475	7,536,026
MDU Resources Group, Inc.	398,205	7,446,434
NSTAR	226,400	7,948,904
OGE Energy Corp.	205,650	7,493,886
Vectren Corp.	172,000	3,964,600
Multi-Utilities Total		34,389,850

14

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.2%
Aqua America, Inc.	288,774	5,039,106
Water Utilities Total		5,039,106
UTILITIES TOTAL		114,629,572

Total Common Stocks (cost of $1,814,822,946)		1,997,949,614

	Par ($)
Short-Term Obligation — 3.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10 due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 10/29/12, market value $64,516,031 (repurchase proceeds $63,248,984)	63,248,000	63,248,000

Total Short-Term Obligation (cost of $63,248,000)		63,248,000

Total Investments — 99.5% (cost of $1,878,070,946)(b)(c)		2,061,197,614

Other Assets & Liabilities, Net — 0.5%		10,111,792

Net Assets — 100.0%		2,071,309,406

15

Notes to Investment Portfolio:

*   Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

16

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,997,949,614	$—	$—	$1,997,949,614
Total Short-Term Obligation	—	63,248,000	—	63,248,000
Total Investments	1,997,949,614	63,248,000	—	2,061,197,614
Unrealized Depreciation on Futures Contracts	(4,434,169)	—	—	(4,434,169)
Total	$1,993,515,445	$63,248,000	$—	$2,056,763,445

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,878,070,946.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$436,843,833	$(253,717,165)	$183,126,668

At May 31, 2010, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
S&P Mid Cap 400 Index	935	$71,265,700	$75,699,869	June-2010	$(4,434,169)

On May 31, 2010, cash of $6,975,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

17

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Mid Cap Value Fund

	Shares	Value ($)*
Common Stocks — 97.9%
CONSUMER DISCRETIONARY — 15.3%
Auto Components — 1.6%
BorgWarner, Inc. (a)	1,263,300	47,070,558
Goodyear Tire & Rubber Co. (a)	2,082,100	24,776,990
Auto Components Total		71,847,548
Automobiles — 0.7%
Harley-Davidson, Inc.	965,700	29,173,797
Automobiles Total		29,173,797
Hotels, Restaurants & Leisure — 3.0%
International Game Technology	1,607,902	31,466,642
Royal Caribbean Cruises Ltd. (a)	1,724,600	50,013,400
Starwood Hotels & Resorts Worldwide, Inc.	1,063,600	49,191,500
Hotels, Restaurants & Leisure Total		130,671,542
Household Durables — 2.7%
D.R. Horton, Inc.	3,500,800	42,674,752
Newell Rubbermaid, Inc.	1,700,300	28,326,998
Stanley Black & Decker, Inc.	837,700	46,735,283
Household Durables Total		117,737,033
Leisure Equipment & Products — 1.1%
Hasbro, Inc.	1,195,100	47,983,265
Leisure Equipment & Products Total		47,983,265
Media — 1.4%
DISH Network Corp., Class A (a)	1,528,200	31,862,970
Gannett Co., Inc.	1,779,000	27,645,660
Media Total		59,508,630
Multiline Retail — 0.8%
J.C. Penney Co., Inc.	1,263,400	34,730,866
Multiline Retail Total		34,730,866
Specialty Retail — 2.7%
American Eagle Outfitters, Inc.	958,800	12,560,280
Foot Locker, Inc.	3,039,500	45,318,945
Limited Brands, Inc.	867,200	21,558,592
O’Reilly Automotive, Inc. (a)	743,300	37,923,166
Specialty Retail Total		117,360,983
Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc. (a)	1,224,600	33,407,088

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Jones Apparel Group, Inc.	1,113,000	21,859,320
Textiles, Apparel & Luxury Goods Total		55,266,408
CONSUMER DISCRETIONARY TOTAL		664,280,072
CONSUMER STAPLES — 3.7%
Food Products — 1.6%
J.M. Smucker Co.	1,276,400	70,482,808
Food Products Total		70,482,808
Household Products — 0.7%
Clorox Co.	454,900	28,576,818
Household Products Total		28,576,818
Personal Products — 1.4%
Avon Products, Inc.	1,084,000	28,715,160
Estée Lauder Companies, Inc., Class A	566,100	32,986,647
Personal Products Total		61,701,807
CONSUMER STAPLES TOTAL		160,761,433
ENERGY — 8.3%
Energy Equipment & Services — 3.6%
Dresser-Rand Group, Inc. (a)	712,200	22,669,326
Ensco PLC, ADR	873,500	32,668,900
Nabors Industries Ltd. (a)	1,082,900	20,607,587
Noble Corp.	1,278,800	37,174,716
Pride International, Inc. (a)	1,735,300	42,983,381
Energy Equipment & Services Total		156,103,910
Oil, Gas & Consumable Fuels — 4.7%
Cabot Oil & Gas Corp.	1,414,100	49,055,129
Newfield Exploration Co. (a)	750,600	39,076,236
Peabody Energy Corp.	1,243,178	48,434,215
Spectra Energy Corp.	2,491,000	49,844,910
Williams Companies, Inc.	1,046,000	20,658,500
Oil, Gas & Consumable Fuels Total		207,068,990
ENERGY TOTAL		363,172,900
FINANCIALS — 27.9%
Capital Markets — 2.4%
Greenhill & Co., Inc.	127,500	8,834,475
Raymond James Financial, Inc.	1,392,200	39,357,494
TD Ameritrade Holding Corp. (a)	3,059,300	54,241,389
Capital Markets Total		102,433,358
Commercial Banks — 8.9%
City National Corp.	945,400	54,530,672

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Comerica, Inc.	1,699,400	64,747,140
Cullen/Frost Bankers, Inc.	1,260,050	69,151,544
Fifth Third Bancorp.	3,382,600	43,939,974
Huntington Bancshares, Inc.	3,452,400	21,266,784
SVB Financial Group (a)	1,225,411	54,971,937
TCF Financial Corp.	3,011,566	48,606,675
Zions Bancorporation	1,274,350	30,520,683
Commercial Banks Total		387,735,409
Consumer Finance — 1.6%
Discover Financial Services	5,342,899	71,861,992
Consumer Finance Total		71,861,992
Insurance — 6.0%
ACE Ltd.	1,093,266	53,744,957
Assured Guaranty Ltd.	1,243,100	20,884,080
Axis Capital Holdings Ltd.	936,400	28,466,560
Genworth Financial, Inc., Class A (a)	2,260,400	35,239,636
Lincoln National Corp.	2,399,700	63,496,062
Reinsurance Group of America, Inc.	1,279,100	60,079,327
Insurance Total		261,910,622
Real Estate Investment Trusts (REITs) — 8.4%
Alexandria Real Estate Equities, Inc.	719,400	47,178,252
Boston Properties, Inc.	661,300	50,708,484
Equity Residential Property Trust	1,427,600	64,427,588
Host Hotels & Resorts, Inc.	2,898,297	41,329,715
ProLogis	2,428,200	27,632,916
Rayonier, Inc.	1,444,500	64,829,160
Taubman Centers, Inc.	897,100	36,323,579
Vornado Realty Trust	420,372	32,654,497
Real Estate Investment Trusts (REITs) Total		365,084,191
Real Estate Management & Development — 0.3%
CB Richard Ellis Group, Inc., Class A (a)	711,700	11,266,211
Real Estate Management & Development Total		11,266,211
Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp. (a)	1,392,801	13,036,617
Thrifts & Mortgage Finance Total		13,036,617
FINANCIALS TOTAL		1,213,328,400
HEALTH CARE — 6.0%
Health Care Equipment & Supplies — 2.7%
Beckman Coulter, Inc.	447,800	25,721,632
Cooper Companies, Inc.	640,200	23,597,772
Hospira, Inc. (a)	407,100	21,193,626

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Teleflex, Inc.	803,100	45,037,848
Health Care Equipment & Supplies Total		115,550,878
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	1,041,242	32,570,050
Community Health Systems, Inc. (a)	1,083,800	42,246,524
Health Care Providers & Services Total		74,816,574
Life Sciences Tools & Services — 0.8%
Mettler-Toledo International, Inc. (a)	291,500	33,385,495
Life Sciences Tools & Services Total		33,385,495
Pharmaceuticals — 0.8%
Watson Pharmaceuticals, Inc. (a)	827,300	36,533,568
Pharmaceuticals Total		36,533,568
HEALTH CARE TOTAL		260,286,515
INDUSTRIALS — 11.6%
Aerospace & Defense — 2.2%
AerCap Holdings NV (a)	3,314,007	39,734,944
L-3 Communications Holdings, Inc.	678,500	56,064,455
Aerospace & Defense Total		95,799,399
Airlines — 0.6%
Delta Air Lines, Inc. (a)	1,811,100	24,594,738
Airlines Total		24,594,738
Building Products — 0.7%
Masco Corp.	2,144,500	28,629,075
Building Products Total		28,629,075
Construction & Engineering — 0.7%
Foster Wheeler AG (a)	1,266,600	30,411,066
Construction & Engineering Total		30,411,066
Electrical Equipment — 1.0%
Cooper Industries PLC, Class A	892,100	41,901,937
Electrical Equipment Total		41,901,937
Machinery — 5.3%
Ingersoll-Rand PLC	1,313,400	49,002,954
Kennametal, Inc.	1,726,900	48,715,849
Navistar International Corp. (a)	815,400	44,178,372
Parker Hannifin Corp.	983,100	60,421,326
Terex Corp. (a)	1,402,700	30,522,752
Machinery Total		232,841,253
Professional Services — 0.9%
Manpower, Inc.	829,500	37,916,445
Professional Services Total		37,916,445

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.2%
Con-way, Inc.	328,259	11,167,371
Road & Rail Total		11,167,371
INDUSTRIALS TOTAL		503,261,284
INFORMATION TECHNOLOGY — 8.1%
Communications Equipment — 1.0%
Brocade Communications Systems, Inc. (a)	4,337,600	23,639,920
CommScope, Inc. (a)	706,000	19,909,200
Communications Equipment Total		43,549,120
Computers & Peripherals — 0.9%
Diebold, Inc.	1,385,700	40,157,586
Computers & Peripherals Total		40,157,586
Electronic Equipment, Instruments & Components — 2.6%
Agilent Technologies, Inc. (a)	894,200	28,936,312
Arrow Electronics, Inc. (a)	1,475,600	40,254,368
Molex, Inc.	2,085,700	44,175,126
Electronic Equipment, Instruments & Components Total		113,365,806
Internet Software & Services — 0.4%
VeriSign, Inc. (a)	635,500	17,736,805
Internet Software & Services Total		17,736,805
Semiconductors & Semiconductor Equipment — 1.4%
Atmel Corp. (a)	4,224,800	21,567,604
Lam Research Corp. (a)	723,712	27,399,736
Varian Semiconductor Equipment Associates, Inc. (a)	325,800	10,129,122
Semiconductors & Semiconductor Equipment Total		59,096,462
Software — 1.8%
Autodesk, Inc. (a)	1,032,100	30,199,246
Citrix Systems, Inc. (a)	479,200	20,897,912
Nuance Communications, Inc. (a)	1,682,600	28,663,091
Software Total		79,760,249
INFORMATION TECHNOLOGY TOTAL		353,666,028
MATERIALS — 8.4%
Chemicals — 3.8%
Albemarle Corp.	1,210,600	52,128,436
Celanese Corp., Series A	1,198,200	34,352,394
International Flavors & Fragrances, Inc.	488,300	21,729,350
PPG Industries, Inc.	901,800	57,778,326
Chemicals Total		165,988,506

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 2.2%
Crown Holdings, Inc. (a)	1,639,700	38,549,347
Packaging Corp. of America	2,647,000	58,604,580
Containers & Packaging Total		97,153,927
Metals & Mining — 1.3%
United States Steel Corp.	1,164,600	54,980,766
Metals & Mining Total		54,980,766
Paper & Forest Products — 1.1%
Weyerhaeuser Co.	1,123,400	47,834,372
Paper & Forest Products Total		47,834,372
MATERIALS TOTAL		365,957,571
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.7%
Qwest Communications International, Inc.	5,622,100	29,459,804
Diversified Telecommunication Services Total		29,459,804
TELECOMMUNICATION SERVICES TOTAL		29,459,804
UTILITIES — 7.9%
Electric Utilities — 1.6%
American Electric Power Co., Inc.	1,445,200	46,188,592
Northeast Utilities	856,600	22,228,770
Electric Utilities Total		68,417,362
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (a)	784,155	8,053,272
Independent Power Producers & Energy Traders Total		8,053,272
Multi-Utilities — 6.1%
PG&E Corp.	1,286,200	53,377,300
Public Service Enterprise Group, Inc.	1,255,200	38,446,776
Sempra Energy	1,284,100	59,068,600
Wisconsin Energy Corp.	1,229,200	60,230,800
Xcel Energy, Inc.	2,740,700	56,156,943
Multi-Utilities Total		267,280,419
UTILITIES TOTAL		343,751,053

Total Common Stocks (cost of $3,871,554,154)		4,257,925,060

6

	Shares	Value ($)
Preferred Stock — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
Fifth Third Bancorp., 8.500% (a)	82,800	10,929,600
Commercial Banks Total		10,929,600
FINANCIALS TOTAL		10,929,600

Total Preferred Stock (cost of $11,725,314)		10,929,600

	Par ($)
Convertible Bond — 0.3%
ENERGY — 0.3%
Energy Equipment & Services — 0.3%
Cameron International Corp.
2.500% 06/15/26	9,421,000	11,057,899
Energy Equipment & Services Total		11,057,899
ENERGY TOTAL		11,057,899

Total Convertible Bond (cost of $11,136,506)		11,057,899
Short-Term Obligation — 1.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligations with various maturites to 04/15/13, market value $60,786,275 (repurchase proceeds $59,591,927)	59,591,000	59,591,000

Total Short-Term Obligation (cost of $59,591,000)		59,591,000

Total Investments — 99.8% (cost of $3,954,006,974)(b)(c)		4,339,503,559

Other Assets & Liabilities, Net — 0.2%		10,296,480

Net Assets — 100.0%		4,349,800,039

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$4,257,925,060	$—	$—	$4,257,925,060
Total Preferred Stock	10,929,600	—	—	10,929,600
Total Convertible Bond	—	11,057,899	—	11,057,899
Total Short-Term Obligation	—	59,591,000	—	59,591,000
Total Investments	$4,268,854,660	$70,648,899	$—	$4,339,503,559

8

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $3,954,006,974.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$656,362,809	$(270,866,224)	$385,496,585

Acronym		Name

ADR		American Depositary Receipt

9

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Multi-Advisor International Equity Fund

	Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 14.7%
Automobiles — 3.4%
Daimler AG, Registered Shares (a)	257,123	12,674,438
Dongfeng Motor Group Co., Ltd., Class H	2,104,000	2,444,639
Honda Motor Co., Ltd.	425,700	12,930,295
Nissan Motor Co., Ltd. (a)	566,500	4,074,806
Toyota Motor Corp.	255,700	9,369,150
Automobiles Total		41,493,328
Distributors — 1.1%
Li & Fung Ltd.	3,100,000	13,840,584
Distributors Total		13,840,584
Hotels, Restaurants & Leisure — 2.2%
Accor SA	242,962	11,449,189
Compass Group PLC	1,244,471	9,611,032
Ctrip.com International Ltd., ADR (a)	160,860	6,336,275
Hotels, Restaurants & Leisure Total		27,396,496
Household Durables — 2.4%
Cyrela Brazil Realty SA Empreedimentos e Participacoes	344,690	3,733,311
Gafisa SA	1,239,806	7,346,239
Panasonic Corp.	491,500	6,252,039
PDG Realty SA Empreendimentos e Participacoes	1,340,400	11,525,556
Household Durables Total		28,857,145
Leisure Equipment & Products — 0.3%
Altek Corp.	3,249,000	4,213,712
Leisure Equipment & Products Total		4,213,712
Media — 1.1%
Daiichikosho Co., Ltd.	396,100	4,847,920
Publicis Groupe SA	222,915	9,193,513
Media Total		14,041,433
Specialty Retail — 2.4%
Game Group PLC	3,940,945	5,227,391
Inditex SA	330,214	18,399,975
USS Co., Ltd.	83,770	5,475,276
Specialty Retail Total		29,102,642
Textiles, Apparel & Luxury Goods — 1.8%
Adidas AG	183,771	9,086,380
LG Fashion Corp.	155,630	3,293,976

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Swatch Group AG	38,965	10,132,972
Textiles, Apparel & Luxury Goods Total		22,513,328
CONSUMER DISCRETIONARY TOTAL		181,458,668
CONSUMER STAPLES — 6.4%
Beverages — 2.0%
Anheuser-Busch InBev NV	320,658	15,338,865
Cott Corp. (a)	373,881	2,740,548
Pernod-Ricard SA	83,922	6,293,424
Beverages Total		24,372,837
Food & Staples Retailing — 2.7%
FamilyMart Co., Ltd.	250,600	8,045,807
Koninklijke Ahold NV	333,047	4,192,690
Matsumotokiyoshi Holdings Co., Ltd.	153,300	3,073,258
Metro AG	226,625	11,860,248
Tesco PLC	1,122,766	6,673,189
Food & Staples Retailing Total		33,845,192
Food Products — 1.1%
Balrampur Chini Mills, Ltd.	2,360,150	4,103,533
Nestle SA, Registered Shares	217,599	9,823,520
Food Products Total		13,927,053
Household Products — 0.6%
Reckitt Benckiser Group PLC	147,313	6,899,458
Household Products Total		6,899,458
CONSUMER STAPLES TOTAL		79,044,540
ENERGY — 7.9%
Energy Equipment & Services — 0.8%
Noble Corp. (a)	158,603	4,610,589
Shinko Plantech Co., Ltd.	561,400	4,731,488
Energy Equipment & Services Total		9,342,077
Oil, Gas & Consumable Fuels — 7.1%
AWE Ltd. (a)	2,031,051	3,578,575
BP PLC	2,141,967	15,309,821
CNOOC Ltd.	4,656,089	7,300,254
ENI SpA	336,495	6,318,902
OGX Petroleo e Gas Participacoes SA	1,663,200	14,722,884
Reliance Industries Ltd., GDR (b)	147,650	6,613,243
Royal Dutch Shell PLC, Class B	633,301	15,983,563
Total SA	323,505	15,089,152

2

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Yanzhou Coal Mining Co., Ltd., Class H	1,278,600	2,984,188
Oil, Gas & Consumable Fuels Total		87,900,582
ENERGY TOTAL		97,242,659
FINANCIALS — 26.6%
Capital Markets — 3.3%
Credit Suisse Group AG, Registered Shares	486,694	18,867,492
Deutsche Bank AG, Registered Shares	123,916	7,348,431
ICAP PLC	737,233	4,118,872
Intermediate Capital Group PLC	1,242,237	4,656,886
Tokai Tokyo Financial Holdings	1,434,000	5,063,604
Capital Markets Total		40,055,285
Commercial Banks — 14.7%
Australia & New Zealand Banking Group Ltd.	485,388	9,180,924
Banco Bilbao Vizcaya Argentaria SA	1,666,929	17,274,201
Banco Santander SA	1,619,022	16,432,238
Bangkok Bank PCL, Foreign Registered Shares	882,300	3,078,334
Bank of China Ltd., Class H	6,935,000	3,448,346
Barclays PLC	1,502,631	6,555,885
BNP Paribas	288,822	16,374,283
Commonwealth Bank of Australia	122,751	5,378,713
DBS Group Holdings Ltd.	895,390	8,784,292
Governor & Co. of the Bank of Ireland (a)	2,448,975	2,211,896
HSBC Holdings PLC	1,391,905	12,621,556
HSBC Holdings PLC (Hong Kong Registered Shares)	1,922,436	17,608,257
ICICI Bank Ltd., ADR	305,231	11,229,448
Mitsubishi UFJ Financial Group, Inc.	596,800	2,899,061
Mizuho Financial Group, Inc.	4,526,800	8,165,308
National Australia Bank Ltd.	151,818	3,170,387
National Bank of Canada	53,600	2,931,091
National Bank of Greece SA (a)	288,390	3,544,639
National Bank of Pakistan	3,341,737	2,465,255
Standard Chartered PLC	525,445	12,408,612
Sumitomo Mitsui Financial Group, Inc.	172,700	5,133,419
Toronto-Dominion Bank	107,261	7,338,267
Turkiye Is Bankasi, Class C	1,002,494	3,088,099
Commercial Banks Total		181,322,511
Diversified Financial Services — 0.9%
Fuyo General Lease Co., Ltd.	201,700	5,201,471

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
ING Groep NV (a)	764,657	6,050,956
Diversified Financial Services Total		11,252,427
Insurance — 4.6%
Allianz SE, Registered Shares	41,162	4,109,893
AXA SA	425,942	6,993,056
Baloise Holding AG, Registered Shares	83,119	5,853,344
Brit Insurance Holdings NV	435,113	4,743,410
Lincoln National Corp.	164,467	4,351,797
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	47,381	5,998,915
Ping An Insurance Group Co. of China, Ltd., Class H	625,500	5,067,064
Sampo Oyj, Class A	248,693	5,255,470
XL Capital Ltd., Class A	223,210	3,930,728
Zurich Financial Services AG, Registered Shares	49,551	10,070,289
Insurance Total		56,373,966
Real Estate Investment Trusts (REITs) — 0.8%
Japan Retail Fund Investment Corp.	5,280	6,322,863
Wereldhave NV	46,284	3,347,699
Real Estate Investment Trusts (REITs) Total		9,670,562
Real Estate Management & Development — 2.3%
CapitaLand Ltd.	3,957,500	10,074,708
Cheung Kong Holdings Ltd.	498,300	5,646,855
Hang Lung Properties Ltd.	1,038,000	3,631,694
Hongkong Land Holdings Ltd.	960,000	4,573,922
Sinolink Worldwide Holdings Ltd.	30,046,000	4,429,226
Real Estate Management & Development Total		28,356,405
FINANCIALS TOTAL		327,031,156
HEALTH CARE — 6.7%
Health Care Equipment & Supplies — 0.8%
Covidien PLC	227,500	9,643,725
Health Care Equipment & Supplies Total		9,643,725
Health Care Providers & Services — 0.4%
Miraca Holdings, Inc.	161,400	4,733,217
Health Care Providers & Services Total		4,733,217
Life Sciences Tools & Services — 0.5%
Lonza Group AG, Registered Shares	90,408	5,925,005
Life Sciences Tools & Services Total		5,925,005

4

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 5.0%
Astellas Pharma, Inc.	87,100	2,747,642
AstraZeneca PLC	218,200	9,137,537
Bayer AG	106,277	5,936,104
Novo-Nordisk A/S, Class B	130,374	10,023,351
Sanofi-Aventis SA	173,353	10,387,860
Santen Pharmaceutical Co., Ltd.	147,700	4,816,834
Teva Pharmaceutical Industries Ltd., ADR	344,944	18,909,830
Pharmaceuticals Total		61,959,158
HEALTH CARE TOTAL		82,261,105
INDUSTRIALS — 9.3%
Aerospace & Defense — 0.8%
Rolls Royce Group PLC, Class C (c)	37,755,000	54,599
Rolls-Royce Group PLC (a)	1,128,367	9,589,254
Aerospace & Defense Total		9,643,853
Airlines — 0.2%
Turk Hava Yollari A.O. (a)	920,174	2,586,864
Airlines Total		2,586,864
Building Products — 0.3%
Daikin Industries Ltd.	101,688	3,395,248
Building Products Total		3,395,248
Commercial Services & Supplies — 0.3%
Aeon Delight Co., Ltd.	256,700	4,272,605
Commercial Services & Supplies Total		4,272,605
Construction & Engineering — 0.4%
JGC Corp.	192,000	3,002,774
Toyo Engineering Corp.	836,000	2,449,331
Construction & Engineering Total		5,452,105
Electrical Equipment — 1.0%
Schneider Electric SA	119,261	11,871,574
Electrical Equipment Total		11,871,574
Industrial Conglomerates — 1.7%
DCC PLC	222,375	5,090,669
Siemens AG, Registered Shares	138,565	12,452,676
Tyco International Ltd.	98,479	3,563,955
Industrial Conglomerates Total		21,107,300
Machinery — 0.3%
Demag Cranes AG (a)	98,194	3,072,526
Machinery Total		3,072,526
Professional Services — 0.7%
Atkins WS PLC	578,069	5,557,372

5

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Teleperformance	132,126	3,646,448
Professional Services Total		9,203,820
Road & Rail — 0.9%
Canadian National Railway Co.	192,718	11,056,232
Road & Rail Total		11,056,232
Trading Companies & Distributors — 2.7%
ITOCHU Corp.	505,300	4,162,617
Kloeckner & Co., SE (a)	207,866	3,923,466
Marubeni Corp.	2,478,000	13,838,857
Mitsui & Co., Ltd.	527,800	7,577,767
Noble Group Ltd.	2,800,363	3,479,601
Trading Companies & Distributors Total		32,982,308
INDUSTRIALS TOTAL		114,644,435
INFORMATION TECHNOLOGY — 8.5%
Communications Equipment — 1.8%
HTC Corp.	538,000	7,270,163
Research In Motion Ltd. (a)	244,034	14,812,864
Communications Equipment Total		22,083,027
Electronic Equipment, Instruments & Components — 1.6%
FUJIFILM Holdings Corp.	118,700	3,494,308
HON HAI Precision Industry Co., Ltd.	3,027,337	11,937,396
Venture Corp., Ltd.	741,000	4,438,195
Electronic Equipment, Instruments & Components Total		19,869,899
Internet Software & Services — 0.8%
Baidu, Inc., ADR (a)	96,360	7,054,516
Tencent Holdings Ltd.	163,000	3,102,759
Internet Software & Services Total		10,157,275
IT Services — 0.4%
Cap Gemini SA	8,098	368,993
Groupe Steria SCA	141,281	4,012,163
IT Services Total		4,381,156
Office Electronics — 1.3%
Canon, Inc.	374,400	15,336,954
Office Electronics Total		15,336,954
Semiconductors & Semiconductor Equipment — 1.2%
Infineon Technologies AG (a)	1,125,066	6,280,228
Macronix International	6,967,000	4,474,236

6

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Sumco Corp. (a)	233,200	4,195,667
Semiconductors & Semiconductor Equipment Total		14,950,131
Software — 1.4%
Autonomy Corp. PLC (a)	401,642	10,145,177
Nintendo Co., Ltd.	25,100	7,290,850
Software Total		17,436,027
INFORMATION TECHNOLOGY TOTAL		104,214,469
MATERIALS — 7.1%
Chemicals — 4.3%
BASF SE	432,534	22,675,056
Clariant AG, Registered Shares (a)	330,915	3,848,513
Kansai Paint Co., Ltd.	775,000	6,235,926
Makhteshim-Agan Industries Ltd.	855,654	3,056,124
Novozymes A/S, Class B	47,002	4,987,545
Syngenta AG, Registered Shares	55,705	12,307,758
Chemicals Total		53,110,922
Metals & Mining — 2.4%
Aurubis AG	56,838	2,608,367
Eastern Platinum Ltd. (a)	2,826,100	3,168,755
First Quantum Minerals Ltd.	38,928	2,061,808
Teck Resources Ltd., Class B (a)	149,071	5,071,020
ThyssenKrupp AG	249,569	6,722,165
Vale SA, ADR	369,700	10,052,143
Metals & Mining Total		29,684,258
Paper & Forest Products — 0.4%
Svenska Cellulosa AB, Class B	359,991	4,155,370
Paper & Forest Products Total		4,155,370
MATERIALS TOTAL		86,950,550
TELECOMMUNICATION SERVICES — 5.1%
Diversified Telecommunication Services — 2.4%
BCE, Inc.	164,700	4,799,838
Nippon Telegraph & Telephone Corp.	172,400	7,060,428
Tele2 AB, Class B	378,484	5,515,822
Telefonica SA	372,763	7,140,749
Telenor ASA	439,076	5,406,762
Diversified Telecommunication Services Total		29,923,599
Wireless Telecommunication Services — 2.7%
Freenet AG (a)	647,318	6,456,722
Millicom International Cellular SA	82,100	6,562,253
Softbank Corp.	207,700	4,997,738
Vivo Participacoes SA, ADR	153,724	4,199,740

7

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Vodafone Group PLC	5,448,492	10,910,261
Wireless Telecommunication Services Total		33,126,714
TELECOMMUNICATION SERVICES TOTAL		63,050,313
UTILITIES — 4.7%
Electric Utilities — 2.5%
E.ON AG	141,827	4,319,394
Enel SpA	1,808,805	8,285,196
Fortum Oyj	294,594	6,643,114
Okinawa Electric Power Co., Inc.	100,800	5,217,987
Tokyo Electric Power Co., Inc.	273,800	6,777,104
Electric Utilities Total		31,242,795
Independent Power Producers & Energy Traders — 0.6%
Drax Group PLC	794,689	3,850,905
Energy Development Corp.	33,954,000	3,612,232
Independent Power Producers & Energy Traders Total		7,463,137
Multi-Utilities — 1.1%
AGL Energy Ltd.	309,536	3,529,651
RWE AG	135,237	9,719,529
Multi-Utilities Total		13,249,180
Water Utilities — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	164,200	3,086,245
Guangdong Investment Ltd.	5,252,000	2,476,135
Water Utilities Total		5,562,380
UTILITIES TOTAL		57,517,492

Total Common Stocks (cost of $1,159,501,250)		1,193,415,387
Preferred Stock — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
NET Servicos de Comunicacao SA (a)	307,100	3,097,660
Media Total		3,097,660
CONSUMER DISCRETIONARY TOTAL		3,097,660

Total Preferred Stock (cost of $4,036,855)		3,097,660
Investment Company — 0.8%
iShares MSCI EAFE Index Fund	193,166	9,333,781

Total Investment Company (cost of $10,213,802)		9,333,781

8

	Units	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
Governor & Co. of the Bank of Ireland
Expires 06/08/10 (a)	1,771,456	391,292
Commercial Banks Total		391,292
FINANCIALS TOTAL		391,292

Total Rights (cost of $583,300)		391,292

	Par ($)
Short-Term Obligation — 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 09/28/12, market value $2,949,200 (repurchase proceeds $2,889,045)	2,889,000	2,889,000

Total Short-Term Obligation (cost of $2,889,000)		2,889,000

Total Investments — 98.3% (cost of $1,177,224,207)(d)(e)		1,209,127,120

Other Assets & Liabilities, Net — 1.7%		21,229,718

Net Assets — 100.0%		1,230,356,838

9

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$28,941,381	$152,517,287	$—	$181,458,668
Consumer Staples	2,740,548	76,303,992	—	79,044,540
Energy	25,946,716	71,295,943	—	97,242,659
Financials	34,355,253	292,675,903	—	327,031,156
Health Care	28,553,555	53,707,550	—	82,261,105
Industrials	14,620,187	99,969,649	54,599	114,644,435
Information Technology	21,867,380	82,347,089	—	104,214,469
Materials	20,353,726	66,596,824	—	86,950,550
Telecommunication Services	15,561,831	47,488,482	—	63,050,313
Utilities	3,086,245	54,431,247	—	57,517,492
Total Common Stocks	196,026,822	997,333,966	54,599	1,193,415,387
Total Preferred Stock	3,097,660	—	—	3,097,660
Total Investment Company	9,333,781	—	—	9,333,781
Total Rights	—	391,292	—	391,292
Total Short-Term Obligation	—	2,889,000	—	2,889,000
Total Investments	208,458,263	1,000,614,258	54,599	1,209,127,120
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(5,567,804)	—	(5,567,804)
Total	$208,458,263	$995,046,454	$54,599	$1,203,559,316

11

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending May 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2010
Common Stocks
Industrials	$—	$—	$(3,440)	$58,039	$—	$—	$—	$54,599

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $3,440.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally on a foreign exchange or to qualified institutional buyers. At May 31, 2010, this security, which is not illiquid, amounted to $6,613,243 which represents 0.5% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the value of this security amounted to $54,599, which represents less than 0.1% of net assets.

(d)	Cost for federal income tax purposes is $1,177,224,207.
(e)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$111,399,465	$(79,496,552)	$31,902,913

For the three months ended May 31, 2010, transactions in written call option contracts were as follows:

			Number of contracts	Premium received
Options outstanding at February 28, 2010			618	$39,551
Options written			5,603	279,223
Options terminated in closing purchase transactions			(3,560)	(114,579)
Options exercised			—	—
Options expired			(2,661)	(204,195)
Options outstanding at May 31, 2010			—	$—

Forward foreign currency exchange contracts outstanding on May 31, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$20,332,650	$21,442,519	06/01/10	$(1,109,869)
AUD	1,250,614	1,340,208	06/01/10	(89,594)
AUD	1,230,279	1,344,712	06/01/10	(114,433)
AUD	3,022,318	3,214,859	06/01/10	(192,541)
AUD	25,676,547	25,167,907	08/26/10	508,640
CAD	17,214,937	16,982,564	06/01/10	232,373
CHF	13,200,483	13,234,734	06/01/10	(34,251)
EUR	39,133,828	43,407,392	06/01/10	(4,273,564)
EUR	3,002,837	3,366,680	06/01/10	(363,843)
EUR	3,092,419	3,366,818	06/01/10	(274,399)
EUR	1,224,696	1,346,961	06/01/10	(122,265)
EUR	4,415,288	4,791,000	06/01/10	(375,712)
EUR	2,402,761	2,417,852	06/01/10	(15,091)
EUR	1,195,696	1,205,795	06/08/10	(10,099)
EUR	37,591,637	37,564,880	08/26/10	26,757
GBP	20,611,982	21,456,039	06/01/10	(844,057)
GBP	2,445,441	2,489,538	06/01/10	(44,097)
GBP	8,882,541	8,818,801	08/26/10	63,740
ILS	5,756,669	5,751,729	06/01/10	4,940
JPY	2,534,297	2,587,435	06/01/10	(53,138)
JPY	1,385,007	1,340,934	06/01/10	44,073
JPY	7,716,928	7,565,608	06/01/10	151,320
JPY	11,608,456	11,698,546	08/26/10	(90,090)
PHP	1,674,906	1,659,996	06/01/10	14,910
SEK	1,265,737	1,376,359	06/01/10	(110,622)
SEK	5,993,094	5,938,120	08/26/10	54,974
SGD	4,550,204	4,542,615	06/01/10	7,589
THB	5,276,271	5,281,950	06/01/10	(5,679)
TWD	9,587,405	9,502,233	06/01/10	85,172
				$(6,928,856)

12

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,261,629	$1,369,500	06/01/10	$107,871
AUD	24,574,232	24,084,091	06/01/10	(490,141)
CAD	14,704,485	15,010,864	06/01/10	306,379
CAD	1,305,587	1,348,930	06/01/10	43,343
CAD	1,204,865	1,189,035	06/01/10	(15,830)
CAD	16,270,313	16,050,979	08/26/10	(219,334)
CHF	13,200,483	14,243,428	06/01/10	1,042,945
CHF	12,934,067	12,973,981	08/26/10	39,914
EUR	1,250,466	1,381,889	06/01/10	131,423
EUR	4,315,888	4,478,607	06/01/10	162,719
EUR	7,317,498	7,492,372	06/01/10	174,874
EUR	40,387,976	40,350,112	06/01/10	(37,864)
GBP	1,958,088	2,015,448	06/01/10	57,360
GBP	1,927,718	2,032,825	06/01/10	105,107
GBP	1,849,626	1,927,324	06/01/10	77,698
GBP	17,321,990	17,194,491	06/01/10	(127,499)
ILS	5,756,669	5,849,686	06/01/10	93,017
JPY	1,998,790	2,006,493	06/01/10	7,703
JPY	1,815,664	1,819,980	06/01/10	4,316
JPY	7,821,780	7,878,981	06/01/10	57,201
KRW	5,589,870	5,431,101	08/26/10	(158,769)
PHP	1,674,905	1,715,181	06/01/10	40,276
PHP	3,632,274	3,593,420	08/26/10	(38,854)
SEK	1,265,738	1,253,453	06/01/10	(12,285)
SGD	3,242,936	3,257,641	06/01/10	14,705
SGD	1,307,269	1,343,513	06/01/10	36,244
SGD	4,745,993	4,737,477	08/26/10	(8,516)
THB	3,931,869	3,919,228	06/01/10	(12,641)
THB	1,344,402	1,342,958	06/01/10	(1,444)
THB	3,535,628	3,530,604	08/26/10	(5,024)
TWD	7,101,757	7,167,572	06/01/10	65,815
TWD	2,485,648	2,513,445	06/01/10	27,797
TWD	10,127,672	10,020,218	08/26/10	(107,454)
				$1,361,052

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
PHP	Philippine Peso

13

SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

14

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Overseas Value Fund

	Shares	Value ($)*
Common Stocks — 99.6%
CONSUMER DISCRETIONARY — 7.3%
Auto Components — 0.6%
Nippon Seiki Co., Ltd.	4,000	39,023
Auto Components Total		39,023
Automobiles — 2.5%
Dongfeng Motor Group Co., Ltd., Class H	18,000	21,892
Nissan Motor Co., Ltd. (a)	6,300	45,906
Toyota Motor Corp.	3,000	107,984
Automobiles Total		175,782
Leisure Equipment & Products — 0.7%
Altek Corp.	38,000	49,803
Leisure Equipment & Products Total		49,803
Media — 1.0%
Daiichikosho Co., Ltd.	5,800	71,350
Media Total		71,350
Specialty Retail — 1.9%
Game Group PLC	46,600	62,181
USS Co., Ltd.	1,010	67,278
Specialty Retail Total		129,459
Textiles, Apparel & Luxury Goods — 0.6%
LG Fashion Corp.	1,920	42,089
Textiles, Apparel & Luxury Goods Total		42,089
CONSUMER DISCRETIONARY TOTAL		507,506
CONSUMER STAPLES — 2.4%
Beverages — 0.4%
Cott Corp. (a)	4,238	31,065
Beverages Total		31,065
Food & Staples Retailing — 1.3%
Koninklijke Ahold NV	3,979	50,088
Matsumotokiyoshi Holdings Co., Ltd.	1,900	38,823
Food & Staples Retailing Total		88,911
Food Products — 0.7%
Balrampur Chini Mills Ltd.	27,154	46,853
Food Products Total		46,853
CONSUMER STAPLES TOTAL		166,829
ENERGY — 11.6%
Energy Equipment & Services — 1.6%
Noble Corp. (a)	1,833	53,285
Shinko Plantech Co., Ltd.	6,500	57,207
Energy Equipment & Services Total		110,492

1

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 10.0%
AWE Ltd. (a)	24,163	42,170
BP PLC	25,156	180,827
ENI SpA	3,934	73,508
Royal Dutch Shell PLC, Class B	7,447	189,488
Total SA	3,777	175,183
Yanzhou Coal Mining Co., Ltd., Class H	15,400	35,719
Oil, Gas & Consumable Fuels Total		696,895
ENERGY TOTAL		807,387
FINANCIALS — 36.6%
Capital Markets — 4.7%
Credit Suisse Group AG, Registered Shares	1,929	74,940
Deutsche Bank AG, Registered Shares	1,437	85,490
ICAP PLC	8,482	47,786
Intermediate Capital Group PLC	14,737	55,685
Tokai Tokyo Financial Holdings	17,000	61,377
Capital Markets Total		325,278
Commercial Banks — 18.3%
Australia & New Zealand Banking Group Ltd.	5,779	108,700
Banco Bilbao Vizcaya Argentaria SA	10,387	108,790
Banco Santander SA	19,158	196,062
Bangkok Bank PCL, Foreign Registered Shares	9,800	35,269
Bank of China Ltd., Class H	89,000	44,349
BNP Paribas	1,957	111,374
Commonwealth Bank of Australia	1,511	65,441
DBS Group Holdings Ltd.	10,610	106,089
Governor & Co. of the Bank of Ireland (a)	28,436	25,868
HSBC Holdings PLC	22,533	205,509
Mitsubishi UFJ Financial Group, Inc.	6,900	33,393
National Australia Bank Ltd.	1,760	36,547
National Bank of Canada	600	33,175
National Bank of Greece SA (a)	3,353	41,342
National Bank of Pakistan	38,206	27,769
Sumitomo Mitsui Financial Group, Inc.	1,900	56,359
Turkiye Is Bankasi, Class C	11,536	35,230
Commercial Banks Total		1,271,266

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.9%
Fuyo General Lease Co., Ltd.	2,300	60,172
ING Groep NV (a)	9,159	73,016
Diversified Financial Services Total		133,188
Insurance — 7.5%
Allianz SE, Registered Shares	491	49,120
Baloise Holding AG, Registered Shares	917	65,021
Brit Insurance Holdings NV	5,168	56,646
Lincoln National Corp.	2,004	53,026
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	565	71,886
Sampo Oyj, Class A	2,916	61,871
XL Capital Ltd., Class A	2,578	45,399
Zurich Financial Services AG, Registered Shares	576	118,016
Insurance Total		520,985
Real Estate Investment Trusts (REITs) — 1.6%
Japan Retail Fund Investment Corp.	62	74,298
Wereldhave NV	520	37,830
Real Estate Investment Trusts (REITs) Total		112,128
Real Estate Management & Development — 2.6%
Cheung Kong Holdings Ltd.	5,700	64,969
Hongkong Land Holdings Ltd.	12,000	57,360
Sinolink Worldwide Holdings Ltd.	352,000	52,892
Real Estate Management & Development Total		175,221
FINANCIALS TOTAL		2,538,066
HEALTH CARE — 6.4%
Health Care Providers & Services — 0.8%
Miraca Holdings, Inc.	1,800	53,867
Health Care Providers & Services Total		53,867
Life Sciences Tools & Services — 0.5%
Tecan Group AG, Registered Shares	576	33,740
Life Sciences Tools & Services Total		33,740
Pharmaceuticals — 5.1%
AstraZeneca PLC	2,527	106,517
Bayer AG	1,223	68,406
Sanofi-Aventis SA	2,006	121,943

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Santen Pharmaceutical Co., Ltd.	1,700	56,620
Pharmaceuticals Total		353,486
HEALTH CARE TOTAL		441,093
INDUSTRIALS — 8.4%
Airlines — 0.4%
Turk Hava Yollari A.O. (a)	10,766	30,139
Airlines Total		30,139
Commercial Services & Supplies — 1.1%
Aeon Delight Co., Ltd.	4,300	74,934
Commercial Services & Supplies Total		74,934
Construction & Engineering — 0.7%
Toyo Engineering Corp.	16,000	47,934
Construction & Engineering Total		47,934
Industrial Conglomerates — 1.5%
DCC PLC	2,589	60,152
Tyco International Ltd.	1,189	43,030
Industrial Conglomerates Total		103,182
Machinery — 0.6%
Demag Cranes AG (a)	1,266	39,693
Machinery Total		39,693
Professional Services — 1.6%
Atkins WS PLC	6,972	67,558
Teleperformance	1,553	43,384
Professional Services Total		110,942
Trading Companies & Distributors — 2.5%
ITOCHU Corp.	5,900	48,883
Kloeckner & Co., SE (a)	2,065	39,360
Mitsui & Co., Ltd.	6,300	89,462
Trading Companies & Distributors Total		177,705
INDUSTRIALS TOTAL		584,529
INFORMATION TECHNOLOGY — 3.7%
Electronic Equipment, Instruments & Components — 1.2%
FUJIFILM Holdings Corp.	1,400	41,635
Venture Corp., Ltd.	7,000	43,396
Electronic Equipment, Instruments & Components Total		85,031
IT Services — 0.8%
Groupe Steria SCA	1,880	53,675
IT Services Total		53,675

4

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 0.9%
Canon, Inc.	1,500	61,646
Office Electronics Total		61,646
Semiconductors & Semiconductor Equipment — 0.8%
Macronix International	87,267	57,732
Semiconductors & Semiconductor Equipment Total		57,732
INFORMATION TECHNOLOGY TOTAL		258,084
MATERIALS — 5.0%
Chemicals — 3.0%
BASF SE	1,025	54,257
Clariant AG, Registered Shares (a)	3,898	45,464
Kansai Paint Co., Ltd.	9,000	74,271
Makhteshim-Agan Industries Ltd.	9,737	33,643
Chemicals Total		207,635
Metals & Mining — 1.3%
Aurubis AG	643	29,452
Eastern Platinum Ltd. (a)	32,200	36,874
First Quantum Minerals Ltd.	446	24,004
Metals & Mining Total		90,330
Paper & Forest Products — 0.7%
Svenska Cellulosa AB, Class B	4,205	49,077
Paper & Forest Products Total		49,077
MATERIALS TOTAL		347,042
TELECOMMUNICATION SERVICES — 9.5%
Diversified Telecommunication Services — 5.1%
BCE, Inc.	1,920	56,249
Nippon Telegraph & Telephone Corp.	2,100	84,922
Tele2 AB, Class B	4,665	67,684
Telefonica SA	4,289	82,066
Telenor ASA	5,231	64,228
Diversified Telecommunication Services Total		355,149
Wireless Telecommunication Services — 4.4%
Freenet AG (a)	7,523	74,844
Softbank Corp.	2,400	57,442
Vivo Participacoes SA, ADR	1,769	48,329

5

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Vodafone Group PLC	61,432	123,293
Wireless Telecommunication Services Total		303,908
TELECOMMUNICATION SERVICES TOTAL		659,057
UTILITIES — 8.7%
Electric Utilities — 4.1%
E.ON AG	1,891	57,488
Enel SpA	19,680	90,420
Fortum OYJ	3,457	77,302
Okinawa Electric Power Co., Inc.	1,200	61,761
Electric Utilities Total		286,971
Independent Power Producers & Energy Traders — 1.4%
Drax Group PLC	9,551	46,565
Energy Development Corp.	445,000	47,607
Independent Power Producers & Energy Traders Total		94,172
Multi-Utilities — 2.3%
AGL Energy Ltd.	3,658	42,652
RWE AG	1,579	113,242
Multi-Utilities Total		155,894
Water Utilities — 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	34,591
Guangdong Investment Ltd.	62,000	30,099
Water Utilities Total		64,690
UTILITIES TOTAL		601,727

Total Common Stocks (cost of $7,893,468)		6,911,320

	Units
Rights — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Governor & Co. of the Bank of Ireland
Expires 06/08/10 (a)	20,958	4,637
Commercial Banks Total		4,637
FINANCIALS TOTAL		4,637

Total Rights (cost of $6,917)		4,637

Total Investments — 99.7% (cost of $7,900,385)(b)(c)		6,915,957

Other Assets & Liabilities, Net — 0.3%		21,935

Net Assets — 100.0%		6,937,892

6

Notes to Investment Portfolio:

     *     Security Valuation:

Equity securities, are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosures of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$507,506	$—	$507,506
Consumer Staples	31,065	135,764	—	166,829
Energy	53,285	754,102	—	807,387
Financials	188,960	2,349,106	—	2,538,066
Health Care	—	441,093	—	441,093
Industrials	43,030	541,499	—	584,529
Information Technology	—	258,084	—	258,084
Materials	60,878	286,164	—	347,042
Telecommunication Services	104,578	554,479	—	659,057
Utilities	34,591	567,136	—	601,727
Total Common Stocks	516,387	6,394,933	—	6,911,320
Total Rights	—	4,637	—	4,637
Total Investments	516,387	6,399,570	—	6,915,957
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(66,295)	—	(66,295)
Total	$516,387	$6,333,275	$—	$6,849,662

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)   Non-income producing security.

(b)   Cost for federal income tax purposes is $7,900,385.

(c)   Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$470,320	$(1,454,748)	$(984,428)

Forward foreign currency exchange contracts outstanding on May 31, 2010, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	$298,457	$317,190	06/01/10	$(18,733)
AUD	293,049	289,066	08/26/10	3,983
CAD	205,173	201,632	06/01/10	3,541
CHF	142,764	142,773	06/01/10	(9)
CZK	70,170	74,535	06/01/10	(4,365)
EUR	690,867	761,982	06/01/10	(71,115)
EUR	435,603	433,679	08/26/10	1,924
EUR	14,171	14,266	06/08/10	(95)
GBP	238,251	245,902	06/01/10	(7,651)
GBP	104,621	103,618	08/26/10	1,003
ILS	52,679	53,114	06/01/10	(435)
JPY	120,724	120,469	06/01/10	255
JPY	163,460	164,354	08/26/10	(894)
KRW	81,119	79,574	06/01/10	1,545
NOK	14,072	15,311	06/01/10	(1,239)
PHP	31,749	31,646	06/01/10	103
SEK	14,956	16,404	06/01/10	(1,448)
SEK	63,708	62,911	08/26/10	797
THB	62,719	62,680	06/01/10	39
TWD	138,380	137,370	06/01/10	1,010
				$(91,784)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	$298,457	$293,650	06/01/10	$(4,807)
CAD	205,172	207,862	06/01/10	2,690
CAD	191,742	188,543	08/26/10	(3,199)
CHF	142,764	153,371	06/01/10	10,607
CHF	173,509	173,453	08/26/10	(56)
CZK	70,170	76,499	06/01/10	6,329
EUR	690,867	702,220	06/01/10	11,353
GBP	238,251	237,302	06/01/10	(949)
ILS	52,680	53,815	06/01/10	1,135
JPY	120,725	121,983	06/01/10	1,258
KRW	81,119	84,877	06/01/10	3,758
KRW	65,343	63,671	08/26/10	(1,672)
NOK	14,072	13,928	06/01/10	(144)
PHP	31,748	32,579	06/01/10	831
PHP	49,773	49,279	08/26/10	(494)
SEK	14,957	14,758	06/01/10	(199)
SGD	49,278	49,044	08/26/10	(234)
THB	62,719	62,428	06/01/10	(291)
THB	41,636	41,472	08/26/10	(164)
TWD	138,380	139,456	06/01/10	1,076
TWD	119,003	117,664	08/26/10	(1,339)
				$25,489

9

For the three months ended May 31, 2010, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	3	$192
Options written	57	2,111
Options terminated in closing purchase transactions	(37)	(1,205)
Options exercised	—	—
Options expired	(23)	(1,098)
Options outstanding at May 31, 2010	—	$—

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Small Cap Growth Fund II

	Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 16.7%
Diversified Consumer Services — 0.5%
Sotheby’s	50,160	1,630,200
Diversified Consumer Services Total		1,630,200
Hotels, Restaurants & Leisure — 2.5%
Bally Technologies, Inc. (a)	100,580	4,274,650
DineEquity, Inc. (a)	113,975	3,848,936
Vail Resorts, Inc. (a)	17,110	711,947
Hotels, Restaurants & Leisure Total		8,835,533
Household Durables — 1.5%
Tempur-Pedic International, Inc. (a)	97,920	3,250,944
Tupperware Brands Corp.	46,805	1,988,744
Household Durables Total		5,239,688
Internet & Catalog Retail — 0.9%
HSN, Inc. (a)	113,425	3,056,804
Internet & Catalog Retail Total		3,056,804
Media — 2.9%
Imax Corp. (a)	100,745	1,707,628
Knology, Inc. (a)	463,039	5,537,946
LodgeNet Interactive Corp. (a)	526,385	2,800,368
Media Total		10,045,942
Specialty Retail — 5.4%
Group 1 Automotive, Inc. (a)	75,912	2,158,937
hhgregg, Inc. (a)	58,015	1,741,030
J Crew Group, Inc. (a)	55,165	2,517,731
OfficeMax, Inc. (a)	204,565	3,647,394
Pier 1 Imports, Inc. (a)	444,725	3,535,564
Ulta Salon Cosmetics & Fragrance, Inc. (a)	97,285	2,488,550
Vitamin Shoppe, Inc. (a)	98,052	2,512,092
Specialty Retail Total		18,601,298
Textiles, Apparel & Luxury Goods — 3.0%
Iconix Brand Group, Inc. (a)	299,460	4,866,225
Lululemon Athletica, Inc. (a)	88,345	3,609,777
Warnaco Group, Inc. (a)	44,110	1,878,645
Textiles, Apparel & Luxury Goods Total		10,354,647
CONSUMER DISCRETIONARY TOTAL		57,764,112
CONSUMER STAPLES — 3.3%
Food Products — 1.9%
American Italian Pasta Co., Class A (a)	97,212	3,782,519

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Darling International, Inc. (a)	332,413	2,659,304
Food Products Total		6,441,823
Household Products — 0.6%
Central Garden & Pet Co., Class A (a)	214,435	2,028,555
Household Products Total		2,028,555
Personal Products — 0.8%
Nu Skin Enterprises, Inc., Class A	101,253	2,912,036
Personal Products Total		2,912,036
CONSUMER STAPLES TOTAL		11,382,414
ENERGY — 3.9%
Energy Equipment & Services — 1.0%
Key Energy Services, Inc. (a)	262,935	2,513,658
Pioneer Drilling Co. (a)	188,818	1,119,691
Energy Equipment & Services Total		3,633,349
Oil, Gas & Consumable Fuels — 2.9%
Arena Resources, Inc. (a)	64,855	2,132,433
Atlas Energy, Inc. (a)	50,250	1,551,720
Comstock Resources, Inc. (a)	64,445	1,923,039
GMX Resources, Inc. (a)	93,859	640,118
Resolute Energy Corp. (a)	213,490	2,687,839
Stone Energy Corp. (a)	79,430	1,065,156
Oil, Gas & Consumable Fuels Total		10,000,305
ENERGY TOTAL		13,633,654
FINANCIALS — 5.8%
Capital Markets — 2.2%
Evercore Partners, Inc., Class A	54,848	1,788,045
FBR Capital Markets Corp. (a)	149,380	604,989
Stifel Financial Corp. (a)	64,489	3,267,658
Waddell & Reed Financial, Inc., Class A	77,255	2,071,206
Capital Markets Total		7,731,898
Commercial Banks — 0.6%
Pinnacle Financial Partners, Inc. (a)	153,799	2,102,432
Commercial Banks Total		2,102,432
Diversified Financial Services — 1.7%
Portfolio Recovery Associates, Inc. (a)	85,321	5,841,076
Diversified Financial Services Total		5,841,076
Insurance — 0.3%
Platinum Underwriters Holdings Ltd.	25,305	931,477
Insurance Total		931,477

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 1.0%
DuPont Fabros Technology, Inc.	69,080	1,764,303
Home Properties, Inc.	36,722	1,785,791
Real Estate Investment Trusts (REITs) Total		3,550,094
FINANCIALS TOTAL		20,156,977
HEALTH CARE — 24.6%
Biotechnology — 6.4%
Alexion Pharmaceuticals, Inc. (a)	49,795	2,491,244
Alkermes, Inc. (a)	268,335	3,046,944
Human Genome Sciences, Inc. (a)	134,972	3,341,907
Incyte Corp. Ltd. (a)	137,210	1,768,637
Isis Pharmaceuticals, Inc. (a)	230,550	2,121,060
Martek Biosciences Corp. (a)	115,955	2,155,603
Onyx Pharmaceuticals, Inc. (a)	100,748	2,245,673
Savient Pharmaceuticals, Inc. (a)	155,482	1,872,003
Seattle Genetics, Inc. (a)	223,108	2,951,719
Biotechnology Total		21,994,790
Health Care Equipment & Supplies — 5.3%
American Medical Systems Holdings, Inc. (a)	238,295	5,375,935
Cyberonics, Inc. (a)	73,560	1,291,714
Masimo Corp.	128,221	2,838,813
NuVasive, Inc. (a)	83,625	3,283,954
Sirona Dental Systems, Inc. (a)	84,180	2,978,288
Thoratec Corp. (a)	58,435	2,563,543
Health Care Equipment & Supplies Total		18,332,247
Health Care Providers & Services — 7.6%
AMERIGROUP Corp. (a)	66,660	2,394,427
Brookdale Senior Living, Inc. (a)	139,400	2,452,046
Catalyst Health Solutions, Inc. (a)	41,964	1,606,802
Genoptix, Inc. (a)	71,610	1,909,123
Healthsouth Corp. (a)	136,945	2,719,728
HMS Holdings Corp. (a)	34,475	1,870,613
IPC The Hospitalist Co., Inc. (a)	113,440	3,320,389
LHC Group, Inc. (a)	73,330	2,258,564
Magellan Health Services, Inc. (a)	40,230	1,636,959
Mednax, Inc. (a)	42,300	2,392,065
Owens & Minor, Inc.	121,790	3,637,867
Health Care Providers & Services Total		26,198,583
Health Care Technology — 1.8%
Computer Programs & Systems, Inc.	67,395	2,898,659

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Omnicell, Inc. (a)	254,920	3,339,452
Health Care Technology Total		6,238,111
Life Sciences Tools & Services — 2.4%
Albany Molecular Research, Inc. (a)	155,175	996,223
Bio-Rad Laboratories, Inc., Class A (a)	16,273	1,522,665
Dionex Corp. (a)	52,285	4,117,444
ICON PLC, ADR (a)	66,610	1,853,090
Life Sciences Tools & Services Total		8,489,422
Pharmaceuticals — 1.1%
Eurand NV (a)	96,047	858,660
Impax Laboratories, Inc. (a)	124,810	2,630,371
MAP Pharmaceuticals, Inc. (a)	18,877	281,645
Pharmaceuticals Total		3,770,676
HEALTH CARE TOTAL		85,023,829
INDUSTRIALS — 15.7%
Aerospace & Defense — 2.3%
HEICO Corp.	41,265	1,646,061
Hexcel Corp. (a)	219,610	3,507,172
Teledyne Technologies, Inc. (a)	72,728	2,858,937
Aerospace & Defense Total		8,012,170
Air Freight & Logistics — 1.1%
HUB Group, Inc., Class A (a)	119,911	3,669,277
Air Freight & Logistics Total		3,669,277
Commercial Services & Supplies — 0.7%
Geo Group, Inc. (a)	119,255	2,516,281
Commercial Services & Supplies Total		2,516,281
Construction & Engineering — 0.9%
Great Lakes Dredge & Dock Corp.	560,955	3,267,563
Construction & Engineering Total		3,267,563
Electrical Equipment — 3.2%
American Superconductor Corp. (a)	38,620	1,184,089
General Cable Corp. (a)	69,680	2,171,229
II-VI, Inc. (a)	120,764	4,048,009
Thomas & Betts Corp. (a)	95,020	3,643,067
Electrical Equipment Total		11,046,394
Machinery — 2.8%
Actuant Corp., Class A	71,150	1,438,653
Chart Industries, Inc. (a)	109,525	2,017,451
Columbus McKinnon Corp. (a)	118,460	1,940,375
Dynamic Materials Corp.	138,740	2,207,353

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trinity Industries, Inc.	94,510	2,065,043
Machinery Total		9,668,875
Marine — 1.0%
Genco Shipping & Trading Ltd. (a)	69,722	1,326,810
Kirby Corp. (a)	53,035	2,091,170
Marine Total		3,417,980
Professional Services — 1.1%
Korn/Ferry International (a)	262,086	3,663,962
Professional Services Total		3,663,962
Road & Rail — 2.0%
Dollar Thrifty Automotive Group, Inc. (a)	50,625	2,364,187
Old Dominion Freight Line, Inc. (a)	49,420	1,761,329
Roadrunner Transportation Systems, Inc. (a)	188,202	2,642,356
Road & Rail Total		6,767,872
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc. (a)	103,595	2,175,495
Trading Companies & Distributors Total		2,175,495
INDUSTRIALS TOTAL		54,205,869
INFORMATION TECHNOLOGY — 24.9%
Communications Equipment — 3.3%
Brocade Communications Systems, Inc. (a)	209,220	1,140,249
Comtech Telecommunications Corp. (a)	57,055	1,643,755
Digi International, Inc. (a)	148,222	1,369,571
Finisar Corp. (a)	154,045	2,341,484
Polycom, Inc. (a)	159,865	4,800,746
Communications Equipment Total		11,295,805
Computers & Peripherals — 0.7%
Synaptics, Inc. (a)	79,245	2,371,010
Computers & Peripherals Total		2,371,010
Electronic Equipment, Instruments & Components — 2.2%
Anixter International, Inc. (a)	43,160	2,050,100
Brightpoint, Inc. (a)	232,235	1,725,506
Plexus Corp. (a)	50,165	1,708,119
TTM Technologies, Inc. (a)	181,688	2,102,130
Electronic Equipment, Instruments & Components Total		7,585,855
Internet Software & Services — 1.3%
OpenTable, Inc. (a)	42,845	1,770,784

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Perficient, Inc. (a)	254,720	2,717,862
Internet Software & Services Total		4,488,646
IT Services — 3.8%
CACI International, Inc., Class A (a)	61,455	2,841,679
Cybersource Corp. (a)	102,520	2,633,739
Syntel, Inc.	61,360	2,051,878
TeleTech Holdings, Inc. (a)	239,017	3,090,490
Wright Express Corp. (a)	83,165	2,611,381
IT Services Total		13,229,167
Semiconductors & Semiconductor Equipment — 7.9%
Amkor Technology, Inc. (a)	509,875	3,472,249
Atheros Communications, Inc. (a)	37,840	1,286,560
Cabot Microelectronics Corp. (a)	67,230	2,467,341
Cavium Networks, Inc. (a)	98,600	2,620,788
Cirrus Logic, Inc. (a)	266,440	3,787,445
Diodes, Inc. (a)	82,300	1,626,248
Monolithic Power Systems, Inc. (a)	153,260	2,941,059
Semtech Corp. (a)	199,470	3,512,667
Skyworks Solutions, Inc. (a)	244,450	3,894,088
Volterra Semiconductor Corp. (a)	76,830	1,801,664
Semiconductors & Semiconductor Equipment Total		27,410,109
Software — 5.7%
Cadence Design Systems, Inc. (a)	268,345	1,797,912
Concur Technologies, Inc. (a)	33,370	1,411,551
Net 1 UEPS Technologies, Inc. (a)	164,420	2,354,494
Progress Software Corp. (a)	199,500	6,372,030
Solera Holdings, Inc.	87,740	3,042,823
TeleCommunication Systems, Inc., Class A (a)	271,095	1,358,186
THQ, Inc. (a)	566,320	3,397,920
Software Total		19,734,916
INFORMATION TECHNOLOGY TOTAL		86,115,508
MATERIALS — 2.1%
Chemicals — 1.2%
Koppers Holdings, Inc.	68,891	1,866,257
Solutia, Inc. (a)	159,840	2,421,576
Chemicals Total		4,287,833

6

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.9%
Greif, Inc., Class A	54,105	2,964,954
Containers & Packaging Total		2,964,954
MATERIALS TOTAL		7,252,787
TELECOMMUNICATION SERVICES — 0.7%
Wireless Telecommunication Services — 0.7%
NTELOS Holdings Corp.	125,775	2,257,661
Wireless Telecommunication Services Total		2,257,661
TELECOMMUNICATION SERVICES TOTAL		2,257,661

Total Common Stocks (cost of $298,670,163)		337,792,811

	Par ($)
Short-Term Obligation — 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Treasury obligation maturing 08/15/19, market value $8,404,550 (repurchase proceeds $8,235,119)	8,235,000	8,235,000

Total Short-Term Obligation (cost of $8,235,000)		8,235,000

Total Investments — 100.1% (cost of $306,905,163)(b)(c)		346,027,811

Other Assets & Liabilities, Net — (0.1)%		(484,409)

Net Assets — 100.0%		345,543,402

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$337,792,811	$—	$—	$337,792,811
Total Short-Term Obligation	—	8,235,000	—	8,235,000
Total Investments	$337,792,811	$8,235,000	$—	$346,027,811

8

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $306,905,163.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$58,855,496	$(19,732,848)	$39,122,648

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

May 31, 2010 (Unaudited)	Columbia Small Cap Index Fund

	Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 16.9%
Auto Components — 0.2%
Drew Industries, Inc. (a)	64,800	1,421,712
Spartan Motors, Inc.	113,200	543,360
Standard Motor Products, Inc.	63,100	528,147
Superior Industries International, Inc.	79,800	1,181,040
Auto Components Total		3,674,259
Automobiles — 0.1%
Winnebago Industries, Inc. (a)	100,100	1,214,213
Automobiles Total		1,214,213
Distributors — 0.0%
Audiovox Corp., Class A (a)	63,800	521,246
Distributors Total		521,246
Diversified Consumer Services — 1.4%
American Public Education, Inc. (a)	63,000	2,576,070
Capella Education Co. (a)	50,100	4,304,091
Coinstar, Inc. (a)	107,100	5,746,986
Hillenbrand, Inc.	214,200	5,202,918
Pre-Paid Legal Services, Inc. (a)	23,200	1,074,624
Universal Technical Institute, Inc. (a)	69,800	1,713,590
Diversified Consumer Services Total		20,618,279
Hotels, Restaurants & Leisure — 3.1%
Biglari Holdings, Inc. (a)	4,205	1,278,740
BJ’s Restaurants, Inc. (a)	72,800	1,688,232
Buffalo Wild Wings, Inc. (a)	62,200	2,295,180
California Pizza Kitchen, Inc. (a)	83,200	1,516,736
CEC Entertainment, Inc. (a)	76,350	3,087,594
CKE Restaurants, Inc.	189,900	2,347,164
Cracker Barrel Old Country Store, Inc.	78,800	3,926,604
DineEquity, Inc. (a)	52,400	1,769,548
Interval Leisure Group, Inc. (a)	136,200	1,841,424
Jack in the Box, Inc. (a)	190,200	4,268,088
Landry’s Restaurants, Inc. (a)	27,800	666,366
Marcus Corp.	71,900	787,305
Monarch Casino & Resort, Inc. (a)	38,800	449,304
Multimedia Games, Inc. (a)	94,000	433,340
O’Charleys, Inc. (a)	64,500	480,525
P.F. Chang’s China Bistro, Inc.	78,900	3,429,783
Papa John’s International, Inc. (a)	72,900	1,810,107
Peet’s Coffee & Tea, Inc. (a)	44,700	1,736,595
Pinnacle Entertainment, Inc. (a)	206,800	2,502,280

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Red Robin Gourmet Burgers, Inc. (a)	53,700	1,106,757
Ruby Tuesday, Inc. (a)	222,000	2,388,720
Ruth’s Hospitality Group, Inc. (a)	98,108	474,843
Shuffle Master, Inc. (a)	184,550	1,531,765
Sonic Corp. (a)	210,200	2,217,610
Texas Roadhouse, Inc., Class A (a)	177,600	2,592,960
Hotels, Restaurants & Leisure Total		46,627,570
Household Durables — 1.1%
Blyth, Inc.	20,500	1,017,620
Ethan Allen Interiors, Inc.	89,600	1,809,920
Helen of Troy Ltd. (a)	105,100	2,707,376
Kid Brands, Inc. (a)	58,400	501,656
La-Z-Boy, Inc. (a)	177,400	2,105,738
M/I Homes, Inc. (a)	63,700	754,208
Meritage Home Corp. (a)	109,400	2,338,972
National Presto Industries, Inc.	16,500	1,604,460
Skyline Corp.	23,400	442,260
Standard Pacific Corp. (a)	338,200	1,707,910
Universal Electronics, Inc. (a)	47,100	919,392
Household Durables Total		15,909,512
Internet & Catalog Retail — 0.7%
Blue Nile, Inc. (a)	49,800	2,335,620
HSN, Inc. (a)	137,100	3,694,845
NutriSystem, Inc.	106,500	2,369,625
PetMed Express, Inc.	78,700	1,551,964
Internet & Catalog Retail Total		9,952,054
Leisure Equipment & Products — 1.5%
Arctic Cat, Inc. (a)	42,000	481,740
Brunswick Corp.	304,400	5,317,868
Callaway Golf Co.	221,600	1,865,872
Jakks Pacific, Inc. (a)	96,000	1,421,760
Nautilus Group, Inc. (a)	70,900	162,361
Polaris Industries, Inc.	113,100	6,638,970
Pool Corp.	169,250	4,060,307
RC2 Corp. (a)	73,600	1,368,960
Sturm Ruger & Co., Inc.	65,600	1,032,544
Leisure Equipment & Products Total		22,350,382
Media — 0.7%
Arbitron, Inc.	91,500	2,787,090
EW Scripps Co., Class A (a)	100,000	883,000

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Live Nation, Inc. (a)	489,560	5,987,319
Media Total		9,657,409
Multiline Retail — 0.2%
Fred’s, Inc., Class A	136,550	1,869,370
Tuesday Morning Corp. (a)	107,800	610,148
Multiline Retail Total		2,479,518
Specialty Retail — 4.9%
Big 5 Sporting Goods Corp.	74,200	1,097,418
Brown Shoe Co., Inc.	147,575	2,461,551
Buckle, Inc.	87,650	3,115,958
Cabela’s, Inc. (a)	139,000	2,392,190
Cato Corp., Class A	101,800	2,415,714
Children’s Place Retail Stores, Inc. (a)	94,300	4,444,359
Christopher & Banks Corp.	123,900	1,134,924
Finish Line, Inc., Class A	194,899	3,245,068
Genesco, Inc. (a)	81,800	2,545,616
Group 1 Automotive, Inc. (a)	84,300	2,397,492
Gymboree Corp. (a)	103,200	4,600,656
Haverty Furniture Companies, Inc.	64,400	1,043,924
Hibbett Sports, Inc. (a)	98,600	2,540,922
HOT Topic, Inc.	152,400	847,344
Jo-Ann Stores, Inc. (a)	92,250	4,213,980
Jos. A. Bank Clothiers, Inc. (a)	62,975	3,821,323
Lithia Motors, Inc., Class A	73,000	596,410
Lumber Liquidators Holdings, Inc. (a)	53,500	1,578,785
MarineMax, Inc. (a)	75,500	762,550
Men’s Wearhouse, Inc.	179,900	3,911,026
Midas, Inc. (a)	49,000	489,510
Monro Muffler Brake, Inc.	68,300	2,690,337
OfficeMax, Inc. (a)	291,300	5,193,879
Pep Boys-Manny, Moe & Jack, Inc.	160,300	1,976,499
Sonic Automotive, Inc., Class A (a)	136,400	1,348,996
Stage Stores, Inc.	130,975	1,855,916
Stein Mart, Inc. (a)	89,800	715,706
Tractor Supply Co.	124,200	8,415,792
Zale Corp. (a)	81,600	220,320
Zumiez, Inc. (a)	71,800	1,229,216
Specialty Retail Total		73,303,381
Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc. (a)	202,600	6,191,456
CROCS, Inc. (a)	294,800	3,051,180

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Deckers Outdoor Corp. (a)	44,300	6,411,096
Iconix Brand Group, Inc. (a)	245,800	3,994,250
K-Swiss, Inc., Class A (a)	93,100	1,160,957
Liz Claiborne, Inc. (a)	326,300	2,000,219
Maidenform Brands, Inc. (a)	74,200	1,716,988
Movado Group, Inc. (a)	61,700	757,676
Oxford Industries, Inc.	47,700	994,068
Perry Ellis International, Inc. (a)	35,100	844,506
Quiksilver, Inc. (a)	442,600	2,062,516
Skechers U.S.A., Inc., Class A (a)	115,500	4,352,040
True Religion Apparel, Inc. (a)	87,200	2,407,592
Unifirst Corp.	49,400	2,223,000
Volcom, Inc. (a)	57,000	1,137,720
Wolverine World Wide, Inc.	171,400	4,919,180
Textiles, Apparel & Luxury Goods Total		44,224,444
CONSUMER DISCRETIONARY TOTAL		250,532,267
CONSUMER STAPLES — 3.2%
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	34,800	2,298,540
Beverages Total		2,298,540
Food & Staples Retailing — 1.1%
Andersons, Inc.	63,000	2,061,990
Casey’s General Stores, Inc.	175,200	6,459,624
Great Atlantic & Pacific Tea Co., Inc. (a)	95,300	513,667
Nash Finch Co.	44,100	1,592,451
Spartan Stores, Inc.	77,300	1,178,052
United Natural Foods, Inc. (a)	148,300	4,604,715
Food & Staples Retailing Total		16,410,499
Food Products — 1.6%
Cal-Maine Foods, Inc.	43,400	1,404,858
Calavo Growers, Inc.	40,400	645,188
Darling International, Inc. (a)	283,000	2,264,000
Diamond Foods, Inc.	72,700	3,013,415
Hain Celestial Group, Inc. (a)	140,500	3,029,180
J & J Snack Foods Corp.	48,700	2,163,741
Lance, Inc.	110,300	2,128,790
Sanderson Farms, Inc.	66,200	3,631,070
TreeHouse Foods, Inc. (a)	118,200	5,449,020
Food Products Total		23,729,262

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.3%
Central Garden & Pet Co., Class A (a)	221,800	2,098,228
WD-40 Co.	57,100	1,863,744
Household Products Total		3,961,972
Personal Products — 0.0%
Mannatech, Inc.	53,800	136,114
Personal Products Total		136,114
Tobacco — 0.1%
Alliance One International, Inc. (a)	306,600	1,278,522
Tobacco Total		1,278,522
CONSUMER STAPLES TOTAL		47,814,909
ENERGY — 4.8%
Energy Equipment & Services — 2.8%
Basic Energy Services, Inc. (a)	78,400	639,744
Bristow Group, Inc. (a)	123,700	4,020,250
CARBO Ceramics, Inc.	65,850	4,260,495
Dril-Quip, Inc. (a)	104,000	5,065,840
Gulf Island Fabrication, Inc.	49,200	898,884
Hornbeck Offshore Services, Inc. (a)	79,200	1,210,176
ION Geophysical Corp. (a)	434,800	2,360,964
Lufkin Industries, Inc.	51,400	4,098,122
Matrix Service Co. (a)	90,500	890,520
Oil States International, Inc. (a)	171,600	6,699,264
Pioneer Drilling Co. (a)	186,300	1,104,759
SEACOR Holdings, Inc. (a)	77,800	5,677,844
Seahawk Drilling, Inc. (a)	40,700	492,063
Superior Well Services, Inc. (a)	63,400	957,974
TETRA Technologies, Inc. (a)	260,050	2,616,103
Energy Equipment & Services Total		40,993,002
Oil, Gas & Consumable Fuels — 2.0%
Holly Corp.	149,900	3,882,410
Penn Virginia Corp.	156,300	3,421,407
Petroleum Development Corp. (a)	66,200	1,363,720
Petroquest Energy, Inc. (a)	182,600	1,146,728
SM Energy Co.	216,100	9,344,164
Stone Energy Corp. (a)	145,100	1,945,791
Swift Energy Co. (a)	129,100	3,569,615

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
World Fuel Services Corp.	204,400	5,320,532
Oil, Gas & Consumable Fuels Total		29,994,367
ENERGY TOTAL		70,987,369
FINANCIALS — 18.2%
Capital Markets — 1.0%
Investment Technology Group, Inc. (a)	151,400	2,552,604
LaBranche & Co., Inc. (a)	147,300	626,025
optionsXpress Holdings, Inc. (a)	146,300	2,348,115
Piper Jaffray Companies, Inc. (a)	54,500	1,804,495
Stifel Financial Corp. (a)	106,300	5,386,221
SWS Group, Inc.	98,650	990,446
TradeStation Group, Inc. (a)	113,900	809,829
Capital Markets Total		14,517,735
Commercial Banks — 6.4%
Bank of the Ozarks, Inc.	44,700	1,577,463
Boston Private Financial Holdings, Inc.	223,300	1,634,556
City Holding Co.	54,700	1,755,323
Columbia Banking System, Inc.	130,000	2,902,900
Community Bank System, Inc.	112,700	2,575,195
East West Bancorp, Inc.	509,000	8,653,000
First Bancorp Puerto Rico	261,200	347,396
First Commonwealth Financial Corp.	262,300	1,371,829
First Financial Bancorp	168,800	2,683,076
First Financial Bankshares, Inc.	71,700	3,597,906
First Midwest Bancorp, Inc.	254,800	3,534,076
Glacier Bancorp, Inc.	247,507	3,925,461
Hancock Holding Co.	97,700	3,735,071
Hanmi Financial Corp. (a)	176,200	407,022
Home Bancshares, Inc.	73,950	1,743,741
Independent Bank Corp. MA	72,000	1,743,840
Nara Bancorp, Inc. (a)	111,400	849,982
National Penn Bancshares, Inc.	433,400	3,029,466
NBT Bancorp, Inc.	118,400	2,598,880
Old National Bancorp	300,000	3,444,000
Pinnacle Financial Partners, Inc. (a)	114,600	1,566,582
PrivateBancorp, Inc.	201,300	2,667,225
S&T Bancorp, Inc.	83,100	1,792,467
Signature Bank (a)	139,700	5,286,248
Simmons First National Corp., Class A	53,100	1,399,716
South Financial Group, Inc.	741,500	201,836

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Sterling Bancorp NY	92,000	880,440
Sterling Bancshares, Inc.	341,350	1,826,222
Susquehanna Bancshares, Inc.	426,700	3,742,159
Tompkins Financial Corp.	26,540	1,056,823
UMB Financial Corp.	103,000	4,011,850
Umpqua Holdings Corp.	393,700	4,944,872
United Bankshares, Inc.	131,600	3,542,672
United Community Banks, Inc. (a)	284,472	1,318,528
Whitney Holding Corp.	331,900	3,933,015
Wilshire Bancorp, Inc.	66,800	680,024
Wintrust Financial Corp.	103,700	3,697,942
Commercial Banks Total		94,658,804
Consumer Finance — 0.7%
Cash America International, Inc.	101,700	3,757,815
EZCORP, Inc., Class A (a)	167,700	3,070,587
First Cash Financial Services, Inc. (a)	91,400	1,922,142
Rewards Network, Inc.	30,033	321,353
World Acceptance Corp. (a)	55,900	1,997,307
Consumer Finance Total		11,069,204
Diversified Financial Services — 0.2%
Portfolio Recovery Associates, Inc. (a)	57,700	3,950,142
Diversified Financial Services Total		3,950,142
Insurance — 2.5%
American Physicians Capital, Inc.	28,766	892,034
Amerisafe, Inc. (a)	65,000	1,098,500
Delphi Financial Group, Inc., Class A	163,850	4,255,184
eHealth, Inc. (a)	80,800	1,069,792
Employers Holdings, Inc.	151,400	2,414,830
Infinity Property & Casualty Corp.	46,800	2,190,240
National Financial Partners Corp. (a)	142,500	1,986,450
Navigators Group, Inc. (a)	45,900	1,880,064
Presidential Life Corp.	71,200	746,888
ProAssurance Corp. (a)	111,500	6,562,890
RLI Corp.	59,700	3,290,664
Safety Insurance Group, Inc.	51,800	1,871,534
Selective Insurance Group, Inc.	183,000	2,854,800
Stewart Information Services Corp.	62,700	664,620
Tower Group, Inc.	154,800	3,391,668
United Fire & Casualty Co.	76,300	1,629,005
Insurance Total		36,799,163

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	138,032	2,469,393
BioMed Realty Trust, Inc.	377,200	6,416,172
Cedar Shopping Centers, Inc.	199,800	1,372,626
Colonial Properties Trust	241,000	3,634,280
DiamondRock Hospitality Co. (a)	520,452	4,756,931
EastGroup Properties, Inc.	92,300	3,413,254
Entertainment Properties Trust	159,600	6,534,024
Extra Space Storage, Inc.	298,500	4,489,440
Franklin Street Properties Corp.	233,100	2,878,785
Healthcare Realty Trust, Inc.	211,300	4,845,109
Home Properties, Inc.	120,300	5,850,189
Inland Real Estate Corp.	247,000	2,057,510
Kilroy Realty Corp.	175,900	5,787,110
Kite Realty Group Trust	214,500	1,051,050
LaSalle Hotel Properties	237,500	5,343,750
Lexington Realty Trust	379,951	2,359,496
LTC Properties, Inc.	80,200	2,060,338
Medical Properties Trust, Inc.	366,200	3,497,210
Mid-America Apartment Communities, Inc.	100,100	5,468,463
National Retail Properties, Inc.	285,400	6,273,092
Parkway Properties, Inc.	74,200	1,250,270
Pennsylvania Real Estate Investment Trust	164,200	2,264,318
Post Properties, Inc.	167,200	4,193,376
PS Business Parks, Inc.	62,100	3,347,811
Sovran Self Storage, Inc.	94,700	3,412,041
Tanger Factory Outlet Centers	139,200	5,793,504
Urstadt Biddle Properties, Inc., Class A	74,000	1,238,760
Real Estate Investment Trusts (REITs) Total		102,058,302
Real Estate Management & Development — 0.1%
Forestar Group Inc. (a)	125,200	2,297,420
Real Estate Management & Development Total		2,297,420
Thrifts & Mortgage Finance — 0.4%
Bank Mutual Corp.	156,500	1,004,730
Brookline Bancorp, Inc.	203,200	2,023,872
Dime Community Bancshares	87,600	1,117,776

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
TrustCo Bank Corp. NY	264,200	1,645,966
Thrifts & Mortgage Finance Total		5,792,344
FINANCIALS TOTAL		271,143,114
HEALTH CARE — 12.8%
Biotechnology — 1.2%
ArQule, Inc. (a)	97,000	592,670
Cubist Pharmaceuticals, Inc. (a)	199,500	4,289,250
Emergent Biosolutions, Inc. (a)	57,200	900,900
Martek Biosciences Corp. (a)	114,500	2,128,555
Regeneron Pharmaceuticals, Inc. (a)	222,000	6,342,540
Savient Pharmaceuticals, Inc. (a)	230,400	2,774,016
Biotechnology Total		17,027,931
Health Care Equipment & Supplies — 3.7%
Abaxis, Inc. (a)	76,000	1,710,760
Align Technology, Inc. (a)	233,000	3,476,360
American Medical Systems Holdings, Inc. (a)	258,500	5,831,760
Analogic Corp.	44,300	1,914,646
Cantel Medical Corp.	44,400	761,016
CONMED Corp. (a)	100,400	1,951,776
Cooper Companies, Inc.	156,300	5,761,218
CryoLife, Inc. (a)	98,100	508,158
Cyberonics, Inc. (a)	82,200	1,443,432
Greatbatch, Inc. (a)	79,900	1,684,292
Haemonetics Corp. (a)	86,500	4,665,810
ICU Medical, Inc. (a)	41,500	1,320,530
Integra LifeSciences Holdings Corp. (a)	71,100	2,801,340
Invacare Corp.	111,300	2,658,957
Kensey Nash Corp. (a)	34,800	803,880
Meridian Bioscience, Inc.	139,700	2,441,956
Merit Medical Systems, Inc. (a)	96,700	1,478,543
Natus Medical, Inc. (a)	97,700	1,616,935
Neogen Corp. (a)	76,600	1,969,386
Osteotech, Inc. (a)	62,000	234,360
Palomar Medical Technologies, Inc. (a)	63,700	686,049
SurModics, Inc. (a)	60,000	1,020,600
Symmetry Medical, Inc. (a)	123,300	1,342,737
Theragenics Corp. (a)	115,200	134,784
West Pharmaceutical Services, Inc.	113,900	4,481,965
Zoll Medical Corp. (a)	73,500	2,135,175
Health Care Equipment & Supplies Total		54,836,425

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 5.3%
Air Methods Corp. (a)	37,500	1,234,875
Almost Family, Inc. (a)	28,000	1,018,360
Amedisys, Inc. (a)	97,299	4,837,706
AMERIGROUP Corp. (a)	175,850	6,316,532
AMN Healthcare Services, Inc. (a)	112,300	934,336
AmSurg Corp. (a)	106,300	2,104,740
Bio-Reference Labs, Inc. (a)	82,100	1,877,627
Catalyst Health Solutions, Inc. (a)	132,800	5,084,912
Centene Corp. (a)	168,500	3,845,170
Chemed Corp.	78,300	4,456,053
Corvel Corp. (a)	24,500	869,015
Cross Country Healthcare, Inc. (a)	106,100	902,911
Genoptix, Inc. (a)	59,700	1,591,602
Gentiva Health Services, Inc. (a)	100,900	2,787,867
Hanger Orthopedic Group, Inc. (a)	109,800	1,872,090
Healthspring, Inc. (a)	168,400	2,925,108
Healthways, Inc. (a)	116,300	1,649,134
HMS Holdings Corp. (a)	93,100	5,051,606
inVentiv Health, Inc. (a)	116,300	2,905,174
IPC The Hospitalist Co., Inc. (a)	46,900	1,372,763
Landauer, Inc.	32,300	1,967,716
LCA-Vision, Inc. (a)	64,100	480,750
LHC Group, Inc. (a)	52,100	1,604,680
Magellan Health Services, Inc. (a)	118,900	4,838,041
Medcath Corp. (a)	63,400	578,842
Molina Healthcare, Inc. (a)	45,700	1,257,664
MWI Veterinary Supply, Inc. (a)	42,000	2,058,420
Odyssey Healthcare, Inc. (a)	114,050	3,029,168
PharMerica Corp. (a)	105,400	1,728,560
PSS World Medical, Inc. (a)	202,600	4,641,566
RehabCare Group, Inc. (a)	84,900	2,469,741
Res-Care, Inc. (a)	88,200	992,250
Health Care Providers & Services Total		79,284,979
Health Care Technology — 0.9%
Computer Programs & Systems, Inc.	33,600	1,445,136
Eclipsys Corp. (a)	196,800	3,769,704
Omnicell, Inc. (a)	111,200	1,456,720
Phase Forward, Inc. (a)	149,000	2,507,670

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Quality Systems, Inc.	65,100	3,843,504
Health Care Technology Total		13,022,734
Life Sciences Tools & Services — 0.8%
Cambrex Corp. (a)	100,900	420,753
Dionex Corp. (a)	60,800	4,788,000
Enzo Biochem, Inc. (a)	114,620	608,632
eResearchTechnology, Inc. (a)	145,100	1,152,094
Kendle International, Inc. (a)	51,200	721,920
PAREXEL International Corp. (a)	199,900	4,458,770
Life Sciences Tools & Services Total		12,150,169
Pharmaceuticals — 0.9%
Par Pharmaceutical Companies, Inc. (a)	120,200	3,336,752
Salix Pharmaceuticals Ltd. (a)	191,100	6,866,223
Viropharma, Inc. (a)	266,700	3,245,739
Pharmaceuticals Total		13,448,714
HEALTH CARE TOTAL		189,770,952
INDUSTRIALS — 16.8%
Aerospace & Defense — 2.8%
AAR Corp. (a)	134,000	2,639,800
Aerovironment, Inc. (a)	51,100	1,279,544
American Science & Engineering, Inc.	31,000	2,172,170
Applied Signal Technology, Inc.	45,800	807,912
Ceradyne, Inc. (a)	87,400	1,883,470
Cubic Corp.	53,400	1,942,692
Curtiss-Wright Corp.	157,700	5,223,024
Esterline Technologies Corp. (a)	102,700	5,510,882
GenCorp, Inc. (a)	175,200	911,040
Moog, Inc., Class A (a)	156,175	5,155,337
Orbital Sciences Corp. (a)	196,000	3,110,520
Stanley, Inc. (a)	55,500	2,050,170
Teledyne Technologies, Inc. (a)	124,600	4,898,026
Triumph Group, Inc.	57,400	3,984,134
Aerospace & Defense Total		41,568,721
Air Freight & Logistics — 0.4%
Forward Air Corp.	99,750	2,730,158
HUB Group, Inc., Class A (a)	131,000	4,008,600
Air Freight & Logistics Total		6,738,758
Airlines — 0.4%
Allegiant Travel Co.	51,900	2,869,551
Skywest, Inc.	192,800	2,827,412
Airlines Total		5,696,963

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 1.0%
AAON, Inc.	43,300	1,068,644
Apogee Enterprises, Inc.	96,300	1,315,458
Gibraltar Industries, Inc. (a)	104,100	1,365,792
Griffon Corp. (a)	151,800	1,842,852
NCI Building Systems, Inc. (a)	62,240	717,005
Quanex Building Products Corp.	130,200	2,594,886
Simpson Manufacturing Co., Inc.	132,600	3,874,572
Universal Forest Products, Inc.	66,400	2,460,120
Building Products Total		15,239,329
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	160,800	3,452,376
ATC Technology Corp. (a)	69,000	1,290,300
Bowne & Co., Inc.	137,953	1,527,140
Consolidated Graphics, Inc. (a)	38,400	1,764,096
G&K Services, Inc., Class A	63,900	1,545,741
Geo Group, Inc. (a)	177,700	3,749,470
Healthcare Services Group, Inc.	149,600	3,008,456
Interface, Inc., Class A	193,800	2,283,933
Mobile Mini, Inc. (a)	124,800	1,996,800
Standard Register Co.	43,700	174,363
Sykes Enterprises, Inc. (a)	138,700	2,393,962
Tetra Tech, Inc. (a)	212,300	4,811,779
United Stationers, Inc. (a)	82,600	4,825,492
Viad Corp.	70,700	1,637,412
Commercial Services & Supplies Total		34,461,320
Construction & Engineering — 0.8%
Comfort Systems USA, Inc.	130,500	1,438,110
Dycom Industries, Inc. (a)	134,700	1,330,836
EMCOR Group, Inc. (a)	227,900	5,690,663
Insituform Technologies, Inc., Class A (a)	134,700	2,755,962
Construction & Engineering Total		11,215,571
Electrical Equipment — 2.2%
A.O. Smith Corp.	78,400	3,655,008
Acuity Brands, Inc.	149,400	6,144,822
AZZ, Inc.	42,500	1,569,100
Baldor Electric Co.	144,400	5,188,292
Belden, Inc.	160,550	4,158,245
Brady Corp., Class A	180,300	5,243,124

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Encore Wire Corp.	65,400	1,291,650
II-VI, Inc. (a)	88,900	2,979,928
MagneTek, Inc. (a)	107,000	153,010
Powell Industries, Inc. (a)	30,000	881,850
Vicor Corp. (a)	67,400	822,280
Electrical Equipment Total		32,087,309
Industrial Conglomerates — 0.2%
Standex International Corp.	42,900	1,115,829
Tredegar Corp.	74,200	1,222,816
Industrial Conglomerates Total		2,338,645
Machinery — 4.2%
Actuant Corp., Class A	233,500	4,721,370
Albany International Corp., Class A	94,500	1,778,490
Astec Industries, Inc. (a)	68,300	2,040,121
Badger Meter, Inc.	51,500	2,037,855
Barnes Group, Inc.	149,400	2,796,768
Briggs & Stratton Corp.	172,100	3,550,423
Cascade Corp.	31,500	1,048,320
CIRCOR International, Inc.	58,500	1,738,620
CLARCOR, Inc.	173,500	6,291,110
EnPro Industries, Inc. (a)	69,900	2,207,442
ESCO Technologies, Inc.	91,000	2,381,470
Gardner Denver, Inc.	179,700	8,183,538
John Bean Technologies Corp.	96,900	1,665,711
Kaydon Corp.	115,400	4,332,116
Lindsay Corp.	42,900	1,465,893
Lydall, Inc. (a)	58,800	473,928
Mueller Industries, Inc.	129,600	3,435,696
Robbins & Myers, Inc.	113,300	2,502,797
Toro Co.	115,700	6,188,793
Watts Water Technologies, Inc., Class A	101,000	3,272,400
Machinery Total		62,112,861
Professional Services — 0.9%
Administaff, Inc.	76,600	1,848,358
CDI Corp.	43,700	697,889
Dolan Co. (a)	103,500	1,273,050
Exponent, Inc. (a)	47,000	1,292,030
Heidrick & Struggles International, Inc.	58,800	1,361,220
Kelly Services, Inc., Class A (a)	91,500	1,334,985
On Assignment, Inc. (a)	124,200	686,826
School Specialty, Inc. (a)	55,200	1,186,248

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
SFN Group, Inc. (a)	177,600	1,360,416
TrueBlue, Inc. (a)	151,500	2,013,435
Volt Information Sciences, Inc. (a)	41,600	418,496
Professional Services Total		13,472,953
Road & Rail — 0.8%
Arkansas Best Corp.	87,100	2,037,269
Heartland Express, Inc.	181,068	2,814,702
Knight Transportation, Inc.	200,700	3,989,916
Old Dominion Freight Line, Inc. (a)	96,250	3,430,350
Road & Rail Total		12,272,237
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	128,325	3,539,203
Kaman Corp.	88,700	2,172,263
Lawson Products, Inc.	13,800	190,026
Watsco, Inc.	111,300	6,516,615
Trading Companies & Distributors Total		12,418,107
INDUSTRIALS TOTAL		249,622,774
INFORMATION TECHNOLOGY — 17.8%
Communications Equipment — 2.2%
Arris Group, Inc. (a)	431,500	4,733,555
Bel Fuse, Inc., Class B	40,100	706,562
Black Box Corp.	60,400	1,781,196
Blue Coat Systems, Inc. (a)	143,200	3,074,504
Comtech Telecommunications Corp. (a)	97,300	2,803,213
DG FastChannel, Inc. (a)	83,200	3,533,504
Digi International, Inc. (a)	85,200	787,248
EMS Technologies, Inc. (a)	52,600	817,404
Harmonic, Inc. (a)	332,200	1,923,438
NETGEAR, Inc. (a)	120,000	2,725,200
Network Equipment Technologies, Inc. (a)	103,400	466,334
PC-Tel, Inc. (a)	64,300	378,727
Symmetricom, Inc. (a)	150,000	784,500
Tekelec (a)	232,100	3,327,154
Tollgrade Communications, Inc. (a)	43,700	282,739
ViaSat, Inc. (a)	130,900	4,205,817
Communications Equipment Total		32,331,095
Computers & Peripherals — 0.8%
Adaptec, Inc. (a)	414,200	1,201,180

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Avid Technology, Inc. (a)	97,875	1,319,355
Compellent Technologies, Inc. (a)	78,500	1,009,510
Hutchinson Technology, Inc. (a)	80,400	439,788
Intermec, Inc. (a)	169,900	1,875,696
Intevac, Inc. (a)	76,500	880,515
Novatel Wireless, Inc. (a)	106,200	653,130
Stratasys, Inc. (a)	69,700	1,621,222
Synaptics, Inc. (a)	115,300	3,449,776
Computers & Peripherals Total		12,450,172
Electronic Equipment, Instruments & Components — 3.5%
Agilysys, Inc.	69,200	466,408
Anixter International, Inc. (a)	99,400	4,721,500
Benchmark Electronics, Inc. (a)	219,225	4,051,278
Brightpoint, Inc. (a)	241,440	1,793,899
Checkpoint Systems, Inc. (a)	134,600	2,679,886
Cognex Corp.	136,500	2,605,785
CTS Corp.	116,900	1,230,957
Daktronics, Inc.	118,700	999,454
DTS, Inc. (a)	60,200	1,988,406
Electro Scientific Industries, Inc. (a)	94,900	1,219,465
FARO Technologies, Inc. (a)	55,500	1,327,005
Gerber Scientific, Inc. (a)	86,800	523,404
Insight Enterprises, Inc. (a)	157,900	2,295,866
Keithley Instruments, Inc.	46,700	437,579
Littelfuse, Inc. (a)	75,200	2,718,480
LoJack Corp. (a)	62,400	251,472
Mercury Computer Systems, Inc. (a)	81,100	952,925
Methode Electronics, Inc.	128,100	1,300,215
MTS Systems Corp.	56,800	1,661,400
Newport Corp. (a)	125,000	1,297,500
OSI Systems, Inc. (a)	61,200	1,607,724
Park Electrochemical Corp.	70,700	1,829,716
Plexus Corp. (a)	136,900	4,661,445
RadiSys Corp. (a)	81,800	767,284
Rogers Corp. (a)	54,300	1,550,808
ScanSource, Inc. (a)	91,500	2,358,870
SYNNEX Corp. (a)	72,500	1,937,925
Technitrol, Inc.	141,900	546,315
TTM Technologies, Inc. (a)	148,600	1,719,302
Electronic Equipment, Instruments & Components Total		51,502,273

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.8%
comScore, Inc. (a)	83,400	1,282,692
DealerTrack Holdings, Inc. (a)	139,100	2,229,773
InfoSpace, Inc. (a)	121,800	1,002,414
j2 Global Communications, Inc. (a)	155,500	3,598,270
Knot, Inc. (a)	103,300	772,684
Perficient, Inc. (a)	103,800	1,107,546
Stamps.com, Inc. (a)	36,400	381,472
United Online, Inc.	292,400	1,992,706
Internet Software & Services Total		12,367,557
IT Services — 1.9%
CACI International, Inc., Class A (a)	103,700	4,795,088
CIBER, Inc. (a)	238,400	710,432
CSG Systems International, Inc. (a)	122,700	2,517,804
Cybersource Corp. (a)	242,799	6,237,506
Forrester Research, Inc. (a)	51,000	1,599,870
Heartland Payment Systems, Inc.	129,100	2,121,113
Integral Systems, Inc. (a)	59,900	409,716
MAXIMUS, Inc.	59,800	3,582,020
NCI, Inc., Class A (a)	23,900	524,366
Startek, Inc. (a)	41,000	184,500
TeleTech Holdings, Inc. (a)	110,600	1,430,058
Wright Express Corp. (a)	131,500	4,129,100
IT Services Total		28,241,573
Semiconductors & Semiconductor Equipment — 5.3%
Actel Corp. (a)	90,100	1,271,311
Advanced Energy Industries, Inc. (a)	114,300	1,412,748
ATMI, Inc. (a)	108,600	1,759,320
Brooks Automation, Inc. (a)	222,130	1,848,122
Cabot Microelectronics Corp. (a)	81,100	2,976,370
Cohu, Inc.	81,000	1,134,810
Cymer, Inc. (a)	103,300	3,126,891
Cypress Semiconductor Corp. (a)	557,600	6,351,064
Diodes, Inc. (a)	120,449	2,380,072
DSP Group, Inc. (a)	78,800	533,476
Exar Corp. (a)	150,800	1,055,600
FEI Co. (a)	130,400	2,699,280
Hittite Microwave Corp. (a)	73,800	3,374,874
Kopin Corp. (a)	228,100	816,598

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Kulicke & Soffa Industries, Inc. (a)	240,200	1,671,792
Micrel, Inc.	148,000	1,643,540
Microsemi Corp. (a)	285,400	4,417,992
MKS Instruments, Inc. (a)	170,400	3,384,144
Pericom Semiconductor Corp. (a)	88,100	872,190
Rudolph Technologies, Inc. (a)	106,800	948,384
Sigma Designs, Inc. (a)	92,200	960,724
Skyworks Solutions, Inc. (a)	604,900	9,636,057
Standard Microsystems Corp. (a)	76,900	1,759,472
Supertex, Inc. (a)	44,500	1,211,735
Tessera Technologies, Inc. (a)	171,400	2,978,932
TriQuint Semiconductor, Inc. (a)	528,000	3,706,560
Ultratech, Inc. (a)	82,100	1,144,474
Varian Semiconductor Equipment Associates, Inc. (a)	255,925	7,956,708
Veeco Instruments, Inc. (a)	137,400	5,244,558
Semiconductors & Semiconductor Equipment Total		78,277,798
Software — 3.3%
Blackbaud, Inc.	153,300	3,456,915
CommVault Systems, Inc. (a)	146,500	3,302,110
Concur Technologies, Inc. (a)	147,900	6,256,170
Ebix, Inc. (a)	104,000	1,589,120
Epicor Software Corp. (a)	158,500	1,474,050
EPIQ Systems, Inc. (a)	112,100	1,283,545
Interactive Intelligence, Inc. (a)	44,000	788,920
JDA Software Group, Inc. (a)	122,200	3,265,184
Manhattan Associates, Inc. (a)	77,800	2,252,310
MicroStrategy, Inc., Class A (a)	31,600	2,435,096
Netscout Systems, Inc. (a)	119,000	1,610,070
Phoenix Technologies Ltd. (a)	120,600	358,182
Progress Software Corp. (a)	142,000	4,535,480
Radiant Systems, Inc. (a)	94,600	1,311,156
Smith Micro Software, Inc. (a)	102,200	1,006,670
Sonic Solutions (a)	105,000	1,248,450
Take-Two Interactive Software, Inc. (a)	286,250	3,311,912
Taleo Corp., Class A (a)	132,000	3,306,600
THQ, Inc. (a)	232,550	1,395,300
Tyler Technologies, Inc. (a)	95,400	1,548,342

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Websense, Inc. (a)	148,900	3,114,988
Software Total		48,850,570
INFORMATION TECHNOLOGY TOTAL		264,021,038
MATERIALS — 3.9%
Chemicals — 1.8%
A. Schulman, Inc.	107,400	2,386,965
American Vanguard Corp.	71,000	565,870
Arch Chemicals, Inc.	86,400	2,960,064
Balchem Corp.	96,250	2,337,912
Calgon Carbon Corp. (a)	192,600	2,863,962
H.B. Fuller Co.	167,700	3,577,041
LSB Industries, Inc. (a)	60,700	992,445
OM Group, Inc. (a)	105,200	3,140,220
Penford Corp. (a)	39,100	319,838
PolyOne Corp. (a)	318,500	3,181,815
Quaker Chemical Corp.	38,300	1,058,229
Stepan Co.	26,200	1,889,806
Zep, Inc.	74,350	1,359,118
Chemicals Total		26,633,285
Construction Materials — 0.6%
Eagle Materials, Inc.	150,800	4,626,544
Headwaters, Inc. (a)	208,000	821,600
Texas Industries, Inc.	95,500	3,466,650
Construction Materials Total		8,914,794
Containers & Packaging — 0.1%
Myers Industries, Inc.	97,100	871,958
Containers & Packaging Total		871,958
Metals & Mining — 0.7%
A.M. Castle & Co. (a)	57,600	856,512
AMCOL International Corp.	85,500	2,305,080
Brush Engineered Materials, Inc. (a)	69,600	1,758,096
Century Aluminum Co. (a)	197,400	2,074,674
Olympic Steel, Inc.	31,100	857,116
RTI International Metals, Inc. (a)	103,400	2,741,134
Metals & Mining Total		10,592,612
Paper & Forest Products — 0.7%
Buckeye Technologies, Inc. (a)	133,400	1,616,808
Clearwater Paper Corp. (a)	39,100	2,394,093
Deltic Timber Corp.	36,900	1,706,256
Neenah Paper, Inc.	50,400	954,576

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Schweitzer-Mauduit International, Inc.	60,900	3,361,680
Wausau Paper Corp. (a)	168,700	1,472,751
Paper & Forest Products Total		11,506,164
MATERIALS TOTAL		58,518,813
OTHER — 0.0%
Other — 0.0%
CSF Holdings, Inc. Escrow (a)(b)(c)	2,062	—
Other Total		—
OTHER TOTAL		—
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.3%
Cbeyond, Inc. (a)	92,500	1,445,775
General Communication, Inc., Class A (a)	153,600	880,128
Neutral Tandem, Inc. (a)	115,800	1,556,352
Diversified Telecommunication Services Total		3,882,255
Wireless Telecommunication Services — 0.2%
NTELOS Holdings Corp.	102,700	1,843,465
USA Mobility, Inc.	77,800	1,095,424
Wireless Telecommunication Services Total		2,938,889
TELECOMMUNICATION SERVICES TOTAL		6,821,144
UTILITIES — 3.5%
Electric Utilities — 0.9%
ALLETE, Inc.	103,100	3,559,012
Central Vermont Public Service Corp.	40,200	807,216
El Paso Electric Co. (a)	151,200	2,996,784
UIL Holdings Corp.	103,033	2,604,674
Unisource Energy Corp.	123,700	3,819,856
Electric Utilities Total		13,787,542
Gas Utilities — 1.8%
Laclede Group, Inc.	76,600	2,534,694
New Jersey Resources Corp.	142,550	5,053,398
Northwest Natural Gas Co.	91,300	4,014,461
Piedmont Natural Gas Co.	251,600	6,393,156
South Jersey Industries, Inc.	102,600	4,503,114
Southwest Gas Corp.	155,700	4,611,834
Gas Utilities Total		27,110,657
Multi-Utilities — 0.6%
Avista Corp.	188,500	3,638,050
CH Energy Group, Inc.	54,400	2,115,616

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
NorthWestern Corp.	123,900	3,263,526
Multi-Utilities Total		9,017,192
Water Utilities — 0.2%
American States Water Co.	63,700	2,189,369
Water Utilities Total		2,189,369
UTILITIES TOTAL		52,104,760

Total Common Stocks (cost of $1,300,260,995)		1,461,337,140
Investment Company — 0.9%
iShares S&P SmallCap 600 Index Fund	238,900	13,954,149

Total Investment Company (cost of $10,475,991)		13,954,149

	Par ($)
Short-Term Obligation — 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10, at 0.140%, collateralized by a U.S. Government Agency obligation maturing 11/06/12, market value $9,231,400 (repurchase proceeds $9,050,141)	9,050,000	9,050,000

Total Short-Term Obligation (cost of $9,050,000)		9,050,000

Total Investments — 99.9% (cost of $1,319,786,986)(d)(e)		1,484,341,289

Other Assets & Liabilities, Net — 0.1%		1,005,073

Net Assets — 100.0%		1,485,346,362

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$250,532,267	$—	$—	$250,532,267
Consumer Staples	47,814,909	—	—	47,814,909
Energy	70,987,369	—	—	70,987,369
Financials	271,143,114	—	—	271,143,114
Health Care	189,770,952	—	—	189,770,952
Industrials	249,622,774	—	—	249,622,774
Information Technology	264,021,038	—	—	264,021,038
Materials	58,518,813	—	—	58,518,813
Other	—	—	—	—
Telecommunication Services	6,821,144	—	—	6,821,144
Utilities	52,104,760	—	—	52,104,760
Total Common Stocks	1,461,337,140	—	—	1,461,337,140
Total Investment Company	13,954,149	—	—	13,954,149
Total Short-Term Obligation	—	9,050,000	—	9,050,000
Total Investments	1,475,291,289	9,050,000	—	1,484,341,289
Unrealized Depreciation on Futures Contracts	(69,552)	—	—	(69,552)
Total	$1,475,221,737	$9,050,000	$—	$1,484,271,737

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2010, the security has no value.
(c)	Security has no value.
(d)	Cost for federal income tax purposes is $1,319,786,986.
(e)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$377,160,139		$(212,605,836)	$164,554,303

At May 31, 2010, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
Russell 2000 Mini Index	128	$8,462,080	$8,531,632	June-2010	$(69,552)

On May 31, 2010, cash of $ 3,000,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia Small Cap Value Fund II

	Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 11.5%
Auto Components — 1.3%
Dana Holding Corp. (a)	830,000	9,013,800
Tenneco Automotive, Inc. (a)	450,000	9,972,000
Auto Components Total		18,985,800
Automobiles — 0.7%
Thor Industries, Inc.	370,000	10,789,200
Automobiles Total		10,789,200
Diversified Consumer Services — 1.8%
Regis Corp.	710,000	13,056,900
Stewart Enterprises, Inc., Class A	2,300,000	13,961,000
Diversified Consumer Services Total		27,017,900
Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc. (a)	870,000	11,310,000
Texas Roadhouse, Inc., Class A (a)	800,000	11,680,000
Hotels, Restaurants & Leisure Total		22,990,000
Household Durables — 1.6%
Helen of Troy Ltd. (a)	630,000	16,228,800
Tupperware Brands Corp.	170,000	7,223,300
Household Durables Total		23,452,100
Multiline Retail — 0.5%
Saks, Inc. (a)	846,400	7,769,952
Multiline Retail Total		7,769,952
Specialty Retail — 3.5%
Foot Locker, Inc.	859,600	12,816,636
Genesco, Inc. (a)	265,000	8,246,800
New York & Co., Inc. (a)	1,707,519	6,522,723
Pier 1 Imports, Inc. (a)	2,100,000	16,695,000
Talbots, Inc. (a)	567,800	8,539,712
Specialty Retail Total		52,820,871
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	151,100	7,733,298
Textiles, Apparel & Luxury Goods Total		7,733,298
CONSUMER DISCRETIONARY TOTAL		171,559,121
CONSUMER STAPLES — 2.0%
Food Products — 1.1%
American Italian Pasta Co., Class A (a)	425,000	16,536,750
Food Products Total		16,536,750
Personal Products — 0.0%
Inter Parfums, Inc.	41,150	643,174
Personal Products Total		643,174

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.9%
Universal Corp.	315,000	12,874,050
Tobacco Total		12,874,050
CONSUMER STAPLES TOTAL		30,053,974
ENERGY — 5.2%
Energy Equipment & Services — 2.1%
Hornbeck Offshore Services, Inc. (a)	450,000	6,876,000
ION Geophysical Corp. (a)	2,125,000	11,538,750
Oil States International, Inc. (a)	350,000	13,664,000
Energy Equipment & Services Total		32,078,750
Oil, Gas & Consumable Fuels — 3.1%
Bill Barrett Corp. (a)	345,000	11,233,200
Patriot Coal Corp. (a)	630,000	10,502,100
Stone Energy Corp. (a)	740,000	9,923,400
Swift Energy Co. (a)	515,000	14,239,750
Oil, Gas & Consumable Fuels Total		45,898,450
ENERGY TOTAL		77,977,200
FINANCIALS — 32.1%
Capital Markets — 2.2%
American Capital Ltd. (a)	1,470,000	7,835,100
Apollo Investment Corp.	720,000	7,509,600
KBW, Inc. (a)	322,781	8,098,575
Stifel Financial Corp. (a)	195,000	9,880,650
Capital Markets Total		33,323,925
Commercial Banks — 10.9%
Bancorpsouth, Inc.	350,000	6,786,500
Community Bank System, Inc.	660,000	15,081,000
East West Bancorp, Inc.	1,000,000	17,000,000
First Horizon National Corp. (a)	600,000	7,470,000
IBERIABANK Corp.	265,000	14,556,450
Independent Bank Corp. MA	600,000	14,532,000
Prosperity Bancshares, Inc.	335,000	12,073,400
Sandy Spring Bancorp, Inc.	659,161	10,203,812
Seacoast Banking Corp. of Florida (a)	2,558,669	4,835,884
Sterling Bancorp NY	1,162,164	11,121,910
Sterling Bancshares, Inc.	1,393,200	7,453,620
Texas Capital Bancshares, Inc. (a)	770,000	14,067,900
Umpqua Holdings Corp.	1,210,000	15,197,600
Wilmington Trust Corp.	800,000	12,064,000
Commercial Banks Total		162,444,076

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.7%
Cardtronics, Inc. (a)	800,000	10,360,000
Consumer Finance Total		10,360,000
Insurance — 5.4%
Alterra Capital Holdings Ltd.	515,000	9,635,650
Argo Group International Holdings Ltd.	360,365	10,890,230
Aspen Insurance Holdings Ltd.	430,000	10,861,800
Assured Guaranty Ltd.	400,000	6,720,000
Delphi Financial Group, Inc., Class A	575,000	14,932,750
National Financial Partners Corp. (a)	817,870	11,401,108
Platinum Underwriters Holdings Ltd.	400,000	14,724,000
Primerica, Inc. (a)	88,797	2,104,489
Insurance Total		81,270,027
Real Estate Investment Trusts (REITs) — 8.7%
BioMed Realty Trust, Inc.	544,300	9,258,543
Brandywine Realty Trust	1,350,000	15,646,500
CBL & Associates Properties, Inc.	620,600	8,868,374
Developers Diversified Realty Corp.	725,800	8,303,152
DuPont Fabros Technology, Inc.	408,600	10,435,644
First Industrial Realty Trust, Inc. (a)	1,271,800	8,508,342
Highwoods Properties, Inc.	240,000	7,070,400
LaSalle Hotel Properties	670,000	15,075,000
Mid-America Apartment Communities, Inc.	325,000	17,754,750
OMEGA Healthcare Investors, Inc.	690,000	13,703,400
U-Store-It Trust	1,850,000	15,207,000
Real Estate Investment Trusts (REITs) Total		129,831,105
Thrifts & Mortgage Finance — 4.2%
First Niagara Financial Group, Inc.	975,000	12,879,750
MGIC Investment Corp. (a)	1,372,614	12,847,667
Northwest Bancshares, Inc.	1,075,000	12,502,250
Ocwen Financial Corp. (a)	1,050,000	12,768,000
Radian Group, Inc.	1,200,000	12,336,000
Thrifts & Mortgage Finance Total		63,333,667
FINANCIALS TOTAL		480,562,800
HEALTH CARE — 5.5%
Health Care Equipment & Supplies — 2.4%
CONMED Corp. (a)	550,000	10,692,000
Cooper Companies, Inc.	340,000	12,532,400
Invacare Corp.	510,000	12,183,900
Health Care Equipment & Supplies Total		35,408,300

3

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 3.1%
Amedisys, Inc. (a)	300,000	14,916,000
Healthspring, Inc. (a)	850,000	14,764,500
Kindred Healthcare, Inc. (a)	810,000	12,563,100
Res-Care, Inc. (a)	430,000	4,837,500
Health Care Providers & Services Total		47,081,100
HEALTH CARE TOTAL		82,489,400
INDUSTRIALS — 18.4%
Aerospace & Defense — 2.0%
BE Aerospace, Inc. (a)	510,000	13,831,200
Esterline Technologies Corp. (a)	305,000	16,366,300
Aerospace & Defense Total		30,197,500
Airlines — 0.9%
AirTran Holdings, Inc. (a)	900,000	5,076,000
UAL Corp. (a)	400,000	8,004,000
Airlines Total		13,080,000
Building Products — 0.6%
Insteel Industries, Inc.	750,000	9,510,000
Building Products Total		9,510,000
Commercial Services & Supplies — 3.0%
Cenveo, Inc. (a)	1,675,275	12,363,530
Cornell Companies, Inc. (a)	247,855	6,701,999
Deluxe Corp.	616,088	13,227,409
Waste Services, Inc. (a)	1,078,100	12,107,063
Commercial Services & Supplies Total		44,400,001
Construction & Engineering — 1.4%
EMCOR Group, Inc. (a)	460,000	11,486,200
Sterling Construction Co., Inc. (a)	605,000	9,946,200
Construction & Engineering Total		21,432,400
Electrical Equipment — 0.9%
Brady Corp., Class A (b)	425,000	12,359,000
C&D Technologies, Inc. (a)(b)	1,400,000	1,302,000
Electrical Equipment Total		13,661,000
Machinery — 3.9%
ArvinMeritor, Inc. (a)	920,000	13,376,800
Barnes Group, Inc.	655,000	12,261,600
Gardner Denver, Inc.	360,000	16,394,400
Terex Corp. (a)	311,900	6,786,944
Trinity Industries, Inc.	450,200	9,836,870
Machinery Total		58,656,614

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.3%
Diana Shipping, Inc. (a)	325,000	4,407,000
Marine Total		4,407,000
Professional Services — 1.4%
Advisory Board Co. (a)	160,000	5,939,200
CBIZ, Inc. (a)	750,000	4,950,000
SFN Group, Inc. (a)	1,250,000	9,575,000
Professional Services Total		20,464,200
Road & Rail — 1.3%
RailAmerica, Inc. (a)	770,000	8,600,900
Werner Enterprises, Inc.	460,000	10,368,400
Road & Rail Total		18,969,300
Trading Companies & Distributors — 2.7%
Houston Wire & Cable Co.	860,000	9,864,200
Textainer Group Holdings Ltd.	570,000	13,993,500
United Rentals, Inc. (a)	1,425,000	17,313,750
Trading Companies & Distributors Total		41,171,450
INDUSTRIALS TOTAL		275,949,465
INFORMATION TECHNOLOGY — 11.9%
Communications Equipment — 1.5%
Ciena Corp. (a)	835,000	13,000,950
CommScope, Inc. (a)	335,000	9,447,000
Communications Equipment Total		22,447,950
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc. (a)	220,000	10,450,000
Brightpoint, Inc. (a)	1,025,000	7,615,750
Rofin-Sinar Technologies, Inc. (a)	500,000	11,935,000
Rogers Corp. (a)	520,000	14,851,200
Technitrol, Inc.	1,500,000	5,775,000
Electronic Equipment, Instruments & Components Total		50,626,950
IT Services — 0.6%
iGate Corp.	740,000	8,643,200
IT Services Total		8,643,200
Semiconductors & Semiconductor Equipment — 3.8%
Atmel Corp. (a)	2,125,000	10,848,125
Cirrus Logic, Inc. (a)	800,000	11,372,000
FEI Co. (a)	360,000	7,452,000
IXYS Corp. (a)	850,000	7,922,000
Micrel, Inc.	680,800	7,560,284
Standard Microsystems Corp. (a)	326,300	7,465,744

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Ultra Clean Holdings (a)	560,841	5,002,702
Semiconductors & Semiconductor Equipment Total		57,622,855
Software — 2.6%
Ariba, Inc. (a)	840,000	12,642,000
Lawson Software, Inc. (a)	1,650,000	13,604,250
Mentor Graphics Corp. (a)	1,380,000	12,668,400
Software Total		38,914,650
INFORMATION TECHNOLOGY TOTAL		178,255,605
MATERIALS — 6.8%
Chemicals — 2.3%
Olin Corp.	395,000	7,572,150
Rockwood Holdings, Inc. (a)	500,000	12,970,000
Solutia, Inc. (a)	875,000	13,256,250
Chemicals Total		33,798,400
Containers & Packaging — 2.3%
Boise, Inc. (a)	2,500,000	15,350,000
Graham Packaging Co., Inc. (a)	431,155	5,402,372
Rock-Tenn Co., Class A	270,000	13,894,200
Containers & Packaging Total		34,646,572
Metals & Mining — 1.3%
RTI International Metals, Inc. (a)	450,000	11,929,500
Schnitzer Steel Industries, Inc., Class A	155,000	7,756,200
Metals & Mining Total		19,685,700
Paper & Forest Products — 0.9%
Schweitzer-Mauduit International, Inc.	245,000	13,524,000
Paper & Forest Products Total		13,524,000
MATERIALS TOTAL		101,654,672
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
Cincinnati Bell, Inc. (a)	2,530,232	8,046,138
Diversified Telecommunication Services Total		8,046,138
TELECOMMUNICATION SERVICES TOTAL		8,046,138
UTILITIES — 3.1%
Electric Utilities — 1.0%
Westar Energy, Inc.	682,400	15,012,800
Electric Utilities Total		15,012,800
Gas Utilities — 2.1%
Atmos Energy Corp.	561,800	15,236,016

6

	Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
New Jersey Resources Corp.	440,600	15,619,270
Gas Utilities Total		30,855,286
UTILITIES TOTAL		45,868,086
Total Common Stocks (cost of $1,293,308,644)		1,452,416,461

	Par ($)
Short-Term Obligation — 4.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.140%, collateralized by U.S. Government Agency obligations with various maturities to 09/28/12, market value $61,617,000 (repurchase proceeds $60,403,940)	60,403,000	60,403,000

Total Short-Term Obligation (cost of $60,403,000)		60,403,000

Total Investments — 101.0% (cost of $1,353,711,644)(c)(d)		1,512,819,461

Other Assets & Liabilities, Net — (1.0)%		(14,726,577)

Net Assets — 100.0%		1,498,092,884

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of  the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,452,416,461	$—	$—	$1,452,416,461
Total Short-Term Obligation	—	60,403,000	—	60,403,000
Total Investments	$1,452,416,461	$60,403,000	$—	$1,512,819,461

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the three months ended May 31, 2010, are as follows:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Brady Corp., Class A	$11,908,500	$—	$—	$74,375	$12,359,000
C&D Technologies, Inc.	2,310,000	—	—	—	1,302,000
Total	$14,218,500	$—	$—	$74,375	$13,661,000

(c)	Cost for federal income tax purposes is $1,353,711,644.
(d)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$246,473,412	$(87,365,595)	$159,107,817

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2010